  As filed with the Securities and Exchange Commission on September 29, 2003.


                                            1933 Act Registration No. 333-16611
                                            1940 Act Registration No. 811-07943
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form N-1A


                      REGISTRATION STATEMENT UNDER THE
                        SECURITIES ACT OF 1933                [_]

                      Pre-Effective Amendment No.             [_]

                      Post-Effective Amendment No. _8         [X]

                                 and/or

                      REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940        [_]

                      Amendment No. _8                        [X]


                       (Check appropriate box or boxes)

                               -----------------

                          Nuveen Multistate Trust III
              (Exact name of Registrant as Specified in Charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of Principal Executive Office)  (Zip Code)

      Registrant's Telephone Number, including Area Code: (312) 917-7700


               Jessica R. Droeger                   With a copy to:
          Vice President and Secretary              Thomas S. Harman
              333 West Wacker Drive            Morgan Lewis & Bockius LLP
             Chicago, Illinois 60606         1111 Pennsylvania Avenue, N.W.
     (Name and Address of Agent for Service)     Washington, D.C. 20004


It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)     [_] on (date) pursuant to paragraph (a)(1)

[_] on           pursuant to paragraph (b)                [_] 75 days after filing pursuant to paragraph (a)(2)

[_] 60 days after filing pursuant to paragraph (a)(1)     [_] on (date) pursuant to paragraph (a)(2) of Rule
                                                              485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                   CONTENTS

                                      OF

                            REGISTRATION STATEMENT

                       UNDER THE SECURITIES ACT OF 1933

                              FILE NO. 333-16611

                                      AND

                            REGISTRATION STATEMENT

                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                              FILE NO. 811-07943

   This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A-The Prospectus For:

 Nuveen Georgia Municipal Bond Fund

 Nuveen Louisiana Municipal Bond Fund

 Nuveen North Carolina Municipal Bond Fund

 Nuveen Tennessee Municipal Bond Fund

Part B-The Statement of Additional Information

Copy of the Annual Report to Shareholders (the financial statements from which are incorporated by reference into the Statement of Additional Information)

Part C-Other Information

Signatures

Index to Exhibits

Exhibits

--------------------------------------------------------------------------------

Nuveen Investments Municipal
Bond Funds

--------------------------------------------------------------------------------

                                               PROSPECTUS   SEPTEMBER 29, 2003

                                             -----------------------------------


Dependable, tax-free income because it's not what you earn, it's what you keep.(R)


[PHOTO]



Georgia
Louisiana
North Carolina
Tennessee




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
[LOGO] Nuveen Investments

                                    [GRAPHIC]

We have used the icons
below throughout this
prospectus to make it
easy for you to find the
type of information
you need.


Investment Strategy


Risks


Fees, Charges
and Expenses


Shareholder
Instructions


Performance and
Current Portfolio
Information

Table of Contents


         Section 1  The Funds
         This section provides you with an overview of the funds including investment objectives, portfolio holdings and historical performance information.

         Introduction                                                1
         Nuveen Georgia Municipal Bond Fund                          2
         Nuveen Louisiana Municipal Bond Fund                        4
         Nuveen North Carolina Municipal Bond Fund                   6
         Nuveen Tennessee Municipal Bond Fund                        8


         Section 2  How We Manage Your Money
         This section gives you a detailed discussion of our investment and risk management strategies.

         Who Manages the Funds                                      10
         What Securities We Invest In                               11
         How We Select Investments                                  12
         What the Risks Are                                         13
         How We Manage Risk                                         14


         Section 3  How You Can Buy and Sell Shares
         This section provides the information you need to move money into or out of your account.

         What Share Classes We Offer                                15
         How to Reduce Your Sales Charge                            16
         How to Buy Shares                                          17
         Systematic Investing                                       17
         Systematic Withdrawal                                      18
         Special Services                                           19
         How to Sell Shares                                         20


         Section 4  General Information
         This section summarizes the funds' distribution policies and other general fund information.

         Dividends, Distributions and Taxes                         22
         Distribution and Service Plans                             23
         Net Asset Value                                            24
         Frequent Trading                                           24
         Fund Service Providers                                     24


         Section 5  Financial Highlights
         This section provides the funds' financial performance for
         the past five years.                                       25


         Appendix  Additional State Information                     29

                                                             September 29, 2003


Section 1  The Funds

                    Nuveen Georgia Municipal Bond Fund
                    Nuveen Louisiana Municipal Bond Fund
                    Nuveen North Carolina Municipal Bond Fund
                    Nuveen Tennessee Municipal Bond Fund


                                                 [GRAPHIC]

                       INTRODUCTION

                       This prospectus is intended to provide important information to help you evaluate whether one of the Nuveen Mutual Funds listed above may be right for you. Please read it carefully before investing and keep it for future reference.





 NOT FDIC OR GOVERNMENT INSURED         MAY LOSE VALUE         NO BANK GUARANTEE


                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN GEORGIA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Georgia bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed




The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1993    11.7%
                            1994    -6.1%
                            1995    17.0%
                            1996     3.8%
                            1997    11.9%
                            1998     5.4%
                            1999    -5.4%
                            2000    11.7%
                            2001     4.9%
                            2002     8.3%



Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.96% and -5.67%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2002
               Class Returns Before Taxes  1 Year   5 Year   10 Year
               -------------------------------------------------------
               Class A (Offer)             3.78%    3.93%     5.62%
               Class B                     3.49%    3.89%     5.54%
               Class C                     7.66%    4.26%     5.46%
               Class R                     8.54%    5.05%     6.17%
               -------------------------------------------------------
               Class A (Offer) Returns:
                After Taxes on
                  Distributions            3.71%    3.91%     5.61%
                After Taxes on
                  Distributions and
                  Sale of Shares           4.17%    4.08%     5.55%
               -------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/   9.60%    6.06%     6.71%
               Lipper Peer Group/3/        8.40%    4.82%     5.95%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

            Share Class                     A       B     C    R/5/
            -------------------------------------------------------
            Maximum Sales Charge Imposed
            on Purchases                 4.20%/6/  None   None None
            Maximum Sales Charge Imposed
            on Reinvested Dividends          None  None   None None
            Exchange Fees                    None  None   None None
            Deferred Sales Charge/7/      None/8/ 5%/9/ 1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.98%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .13%  .13%  .13% .13%
           Total Annual Fund Operating
           Expenses--Gross+                    .88% 1.63% 1.43% .68%



           +After Expense Reimbursements
           Expense Reimbursements        (.01%) (.01%) (.01%) (.01%)
           Total Annual Fund Operating
           Expenses--Net                   .87%  1.62%  1.42%   .67%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  506 $  566 $  146 $ 69 $  506 $  166 $  146 $ 69
         3 Years    $  689 $  814 $  452 $218 $  689 $  514 $  452 $218
         5 Years    $  887 $  987 $  782 $379 $  887 $  887 $  782 $379
         10 Years   $1,459 $1,732 $1,713 $847 $1,459 $1,732 $1,713 $847


 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Georgia Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN LOUISIANA MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases local, income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Louisiana bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.


 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1993    13.2%
                            1994    -6.2%
                            1995    18.8%
                            1996     4.8%
                            1997     9.7%
                            1998     6.1%
                            1999    -6.2%
                            2000    12.9%
                            2001     4.7%
                            2002     8.9%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 7.34% and -5.86%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                          Average Annual Total Returns
                                          for the Periods Ended
                                            December 31, 2002
                Class Return Before Taxes 1 Year    5 Year   10 Year
                ------------------------------------------------------
                Class A (Offer)           4.41%     4.17%     5.94%
                Class B                   4.24%     4.14%     5.85%
                Class C                   8.38%     4.50%     5.82%
                Class R                   9.54%     5.37%     6.58%
                ------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions          4.41%     4.15%     5.91%
                 After Taxes on
                   Distributions and
                   Sales of Shares        4.55%     4.28%     5.82%
                ------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/ 9.60%     6.06%     6.71%
                Lipper Peer Group/3/      8.37%     4.82%     5.90%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

         Share Class                       A         B       C     R/5/
         --------------------------------------------------------------
         Maximum Sales Charge Imposed
         on Purchases                 4.20%/6/    None    None     None
         Maximum Sales Charge Imposed
         on Reinvested Dividends          None    None    None     None
         Exchange Fees                    None    None    None     None
         Deferred Sales Charge/7/         None/8/   5%/9/   1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.51%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .55%  .55%  .55% .55%
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           Other Expenses                      .12%  .12%  .12% .12%
           Total Annual Fund Operating
           Expenses--Gross+                    .87% 1.62% 1.42% .67%


  +After Expense Reimbursements

            Expense Reimbursements      (.01%) (.01%) (.01%) (.01%)
            Total Annual Fund Operating
            Expenses--Net                .86%  1.61%  1.41%   .66%


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  505 $  565 $  145 $ 68 $  505 $  165 $  145 $ 68
         3 Years    $  686 $  811 $  449 $214 $  686 $  511 $  449 $214
         5 Years    $  882 $  981 $  776 $373 $  882 $  881 $  776 $373
         10 Years   $1,448 $1,721 $1,702 $835 $1,448 $1,721 $1,702 $835


 3. Peer Group returns represent the average annualized returns of the funds in the Lipper Louisiana Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN NORTH CAROLINA  MUNICIPAL BOND FUND

Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in North Carolina bonds. The fund is non-diversified, and may invest more of its assets in a single issuer than a diversified fund. Greater concentration may increase risk. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.


 Total Returns/1 /



                            [BAR CHART APPEARS HERE]

                            Class A Annual Returns
                            1993     11.3
                            1994     -5.6
                            1995     15.5
                            1996      3.0
                            1997      8.9
                            1998      5.5
                            1999     -5.7
                            2000     13.1
                            2001      4.4
                            2002      9.2


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 5.83% and -5.32%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                           Average Annual Total Returns
                                           for the Periods Ended
                                             December 31, 2002
                Class Returns Before Taxes 1 Year    5 Year   10 Year
                -------------------------------------------------------
                Class A (Offer)            4.62%     4.18%     5.26%
                Class B                    4.32%     4.17%     5.19%
                Class C                    8.64%     4.54%     5.12%
                Class R                    9.44%     5.31%     5.84%
                -------------------------------------------------------
                Class A (Offer) Returns:
                 After Taxes on
                   Distributions           4.61%     4.15%     5.24%
                 After Taxes on
                   Distributions and
                   Sale of Shares          4.61%     4.27%     5.22%
                -------------------------------------------------------
                Lehman Brothers
                  Municipal Bond Index/2/  9.60%     6.06%     6.71%
                Lipper Peer Group/3/       8.64%     4.81%     5.85%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

          Share Class                     A        B       C     R/5/
          -----------------------------------------------------------
          Maximum Sales Charge Imposed
          on Purchases                 4.20%/6/ None    None     None
          Maximum Sales Charge Imposed
          on Reinvested Dividends       None    None    None     None
          Exchange Fees                 None    None    None     None
          Deferred Sales Charge/7/      None/8/   5%/9/   1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.80%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           .........................................................
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           .........................................................
           Other Expenses                      .12%  .12%  .12% .12%
           .........................................................
           Total Annual Fund Operating
           Expenses--Gross+                    .86% 1.61% 1.41% .66%
           .........................................................


  +After Expense Reimbursements

             Expense Reimbursements      (.01%) (.01%) (.01%)  --
             .....................................................
             Total Annual Fund Operating
             Expenses--Net                .85%  1.60%  1.40%  .65%
             .....................................................


The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                            Redemption               No Redemption
        Shares Class   A      B      C     R     A      B      C     R
        ----------------------------------------------------------------
          1 Year     $  504 $  564 $  144 $ 67 $  504 $  164 $  144 $ 67
        ................................................................
          3 Years    $  683 $  808 $  446 $211 $  683 $  508 $  446 $211
        ................................................................
          5 Years    $  877 $  976 $  771 $368 $  877 $  876 $  771 $368
        ................................................................
          10 Years   $1,436 $1,710 $1,691 $822 $1,436 $1,710 $1,691 $822
        ................................................................


 3. Peer group returns represent the average annualized returns of the funds in the Lipper North Carolina Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

                                    [GRAPHIC]


         NUVEEN TENNESSEE MUNICIPAL BOND FUND


Fund Overview


                                    [GRAPHIC]


Investment Objective
The investment objective of the fund is to provide you with as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.

                                    [GRAPHIC]


How the Fund Pursues Its Objective
The fund purchases only quality municipal bonds that are rated investment grade (AAA/Aaa to BBB/Baa) at the time of purchase by at least one independent rating agency. The fund may buy non-rated municipal bonds if the fund's investment adviser judges them to be investment grade.

The fund's investment adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return.

The fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors.

                                    [GRAPHIC]



What Are the Risks of Investing in the Fund?

The principal risks of investing in the fund are credit risk and interest rate risk. Credit risk is the risk that an issuer of a municipal bond will be unable to make interest and principal payments. In general, lower rated bonds carry greater credit risk. Interest rate risk is the risk that interest rates will rise, causing bond prices to fall. The fund may bear additional risk because it invests primarily in Tennessee bonds. As with any mutual fund investment, loss of money is a risk of investing.

                                    [GRAPHIC]


Is This Fund Right For You?
The fund may be a suitable investment for you if you seek to:
..  Earn regular monthly tax-free dividends;
..  Preserve investment capital over time;
.. Reduce taxes on investment income; or .. Set aside money systematically for retirement, estate planning or college funding.

You should not invest in this fund if you seek to:
..  Pursue long-term growth;
.. Invest through an IRA or 401(k) plan; or .. Avoid fluctuations in share price.

How the Fund Has Performed



The chart and table that follow illustrate annual fund returns for each of the past ten years as well as average annualized fund and index returns for the one-, five- and ten-year periods ended December 31, 2002. This information is intended to help you assess the variability of fund returns over the past ten years (and consequently, the potential rewards and risks of a fund investment).


Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, and R shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

 Total Returns/1 /


                            [BAR CHART APPEARS HERE]

                             Class A Annual Returns
                             1993    11.8%
                             1994    -5.5%
                             1995    15.8%
                             1996     3.5%
                             1997     9.1%
                             1998     5.5%
                             1999    -5.0%
                             2000    10.6%
                             2001     5.2%
                             2002     9.2%


Section 1  The Funds

During the ten years ended December 31, 2002, the highest and lowest quarterly returns were 6.30% and -5.42%, respectively for the quarters ended 3/31/95 and 3/31/94. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does include sales charges.



                                            Average Annual Total Returns
                                            for the Periods Ended
                                              December 31, 2002
               Class Returns Before Taxes   1 Year    5 Year   10 Year
               ---------------------------------------------------------
               Class A (Offer)              4.62%     4.06%     5.34%
               Class B                      4.38%     4.00%     5.26%
               Class C                      8.61%     4.36%     5.21%
               Class R                      9.38%     5.15%     5.90%
               ---------------------------------------------------------
               Class A (Offer) Returns:
                After Taxes on
                  Distributions             4.61%     4.05%     5.33%
                After Taxes on
                  Distributions and
                  Sale of Shares            4.74%     4.19%     5.31%
               ---------------------------------------------------------
               Lehman Brothers
                 Municipal Bond Index/2/    9.60%     6.06%     6.71%
               Lipper Peer Group/3/         8.44%     4.86%     5.68%



What Are the Costs of Investing?



                                    [GRAPHIC]


This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

 Shareholder Transaction Expenses/4 /


Paid Directly From Your Investment

         Share Class                       A         B       C     R/5/
         --------------------------------------------------------------
         Maximum Sales Charge Imposed
         on Purchases                 4.20%/6/    None    None     None
         Maximum Sales Charge Imposed
         on Reinvested Dividends          None    None    None     None
         Exchange Fees                    None    None    None     None
         Deferred Sales Charge/7/         None/8/   5%/9/   1%/10/ None


 1. Class A total returns reflect actual performance for all periods; Class B, C and R total returns reflect actual performance for periods since class inception (see "Financial Highlights" for dates), and Class A performance for periods prior to class inception, adjusted for the differences in fees between the classes (see "What Are the Costs of Investing?"). The Class A year-to-date return on net asset value as of 6/30/03 was 3.97%.

 2. The Lehman Brothers Municipal Bond Index is an unmanaged index comprised of a broad range of investment-grade municipal bonds.

 Annual Fund Operating Expenses/11 /


Paid From Fund Assets


           Share Class                          A     B     C    R
           ---------------------------------------------------------
           Management Fees                     .54%  .54%  .54% .54%
           .........................................................
           12b-1 Distribution and Service Fees .20%  .95%  .75%   --
           .........................................................
           Other Expenses                      .10%  .10%  .10% .10%
           .........................................................
           Total Annual Fund Operating
           Expenses                            .84% 1.59% 1.39% .64%
           .........................................................




The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time period indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. Your actual costs may be higher or lower.


                           Redemption               No Redemption
        Share Class   A      B      C     R     A      B      C     R
        ---------------------------------------------------------------
         1 Year     $  502 $  562 $  142 $ 65 $  502 $  162 $  142 $ 65
        ...............................................................
         3 Years    $  677 $  802 $  440 $205 $  677 $  502 $  440 $205
        ...............................................................
         5 Years    $  866 $  966 $  761 $357 $  866 $  866 $  761 $357
        ...............................................................
         10 Years   $1,414 $1,688 $1,669 $798 $1,414 $1,688 $1,669 $798
        ...............................................................


 3. Peer Group returns represent the average annualized return of the funds in the Lipper Tennessee Municipal Debt Category. Returns assume reinvestment of dividends and do not reflect any applicable sales charges.
 4. As a percent of offering price unless otherwise noted. Authorized dealers and other firms may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
 5. Class R shares may be purchased only under limited circumstances or by specified classes of investors. See "How You Can Buy and Sell Shares."
 6. Reduced Class A sales charges apply to purchases of $50,000 or more. See "How You Can Buy and Sell Shares."
 7. As a percentage of the lesser of purchase price or redemption proceeds.
 8. Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase. See "How You Can Buy and Sell Shares."
 9. Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10. Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
11. Long-term holders of Class B and Class C shares may pay more in Rule 12b-1 fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the National Association of Securities Dealers Conduct Rules.

                                                           Section 1  The Funds

Section 2  How We Manage Your Money

                       To help you understand how the funds' assets are managed, this section includes a detailed discussion of the adviser's investment and risk management strategies. For a more complete discussion of these matters, please consult the Statement of Additional Information.


                                                 [GRAPHIC]

                       WHO MANAGES THE FUNDS


                       Nuveen Advisory Corp. ("Nuveen Advisory"), the funds' investment adviser, offers premier advisory and investment management services to a broad range of mutual fund clients. Nuveen Advisory is responsible for the selection and on-going monitoring of the municipal bonds in the funds' investment portfolios, managing the funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Nuveen Advisory is located at 333 West Wacker Drive, Chicago, IL 60606.



                       Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen") (formerly known as The John Nuveen Company). Founded in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today we provide managed assets and structured investment products and services to help financial advisors serve the wealth management needs of individuals and families. Nuveen manages more than $88 billion in assets.


                       Nuveen Advisory is responsible for execution of specific investment strategies and day-to-day investment operations. Nuveen Advisory manages each fund using a team of analysts and portfolio managers that focus on a specific group of funds. Day-to-day operation of each fund and the execution of its specific investment strategies is the responsibility of the designated portfolio manager described below.




                       Richard A. Huber has been the portfolio manager for the Georgia, Louisiana, North Carolina, and Tennessee Funds since January 2003. Since 1987, Mr. Huber had been an employee of Flagship Financial Inc., until becoming a Vice President of Nuveen Advisory upon the acquisition of Flagship Resources Inc. by Nuveen in January 1997. He currently manages investments for thirty-seven Nuveen-sponsored investment companies.




Section 2  How We Manage Your Money

                       For the most recent fiscal year, the funds paid the following management fees to Nuveen Advisory as a percentage of net assets:


                 Nuveen Georgia Municipal Bond Fund        .55%
                 Nuveen Louisiana Municipal Bond Fund      .55%
                 Nuveen North Carolina Municipal Bond Fund .54%
                 Nuveen Tennessee Municipal Bond Fund      .54%



                                                 [GRAPHIC]

                       WHAT SECURITIES WE INVEST IN

                       Each fund's investment objective may not be changed without shareholder approval. The following investment policies may be changed by the Board of Trustees without shareholder approval unless otherwise noted in this prospectus or the Statement of Additional Information.

                       Municipal Bonds

                       The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income tax. Income from these bonds may be subject to the federal alternative minimum tax.

                       States, local governments and municipalities issue municipal bonds to raise money for various public purposes such as building public facilities, refinancing outstanding obligations and financing general operating expenses. These bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source.

                       The funds may purchase municipal bonds that represent lease obligations. These carry special risks because the issuer of the bonds may not be obligated to appropriate money annually to make payments under the lease. In order to reduce this risk, the funds will only purchase these bonds where the issuer has a strong incentive to continue making appropriations until maturity.

                       The funds may invest in inverse floating rate securities, sometimes referred to as "inverse floaters." Inverse floaters have variable interest rates that move in the opposite direction from movements in prevailing short-term interest rate levels--rising when prevailing short-term interest rates fall, and vice versa. In addition to paying fluctuating income levels, the prices of inverse floaters can be more volatile than the prices of conventional fixed-rate bonds with comparable maturities.

                       In evaluating municipal bonds of different credit qualities or maturities, Nuveen Advisory takes into account the size of yield spreads. Yield spread is the additional return the funds may earn by taking on additional credit risk or interest rate risk. For example, yields on low quality bonds are higher than yields on high quality bonds because investors must be compensated for incurring the higher credit risk associated with low quality bonds. If yield spreads do not provide adequate compensation for the additional risk associated with low quality bonds, the funds will buy bonds of relatively higher quality. Similarly, in evaluating bonds of different maturities, Nuveen Advisory evaluates the comparative yield available on these bonds. If yield spreads on long-term bonds do not compensate the funds adequately for the additional interest rate risk the funds must assume, the funds will buy bonds of relatively shorter maturity. In addition, municipal bonds in a particular industry may provide higher yields relative to their risk compared to bonds in other industries. If that occurs, a fund may buy relatively more bonds from issuers in

                                            Section 2  How We Manage Your Money
                       that industry. In that case, the fund's portfolio composition would change from time to time.

                       Quality Municipal Bonds

                       The funds purchase only quality municipal bonds that are either rated investment grade (AAA/Aaa to BBB/Baa) by at least one independent rating agency at the time of purchase or are non-rated but judged to be investment grade by the funds' investment adviser. If suitable municipal bonds from a specific state are not available at attractive prices and yields, a fund may invest in municipal bonds of U.S. territories (such as Puerto Rico and Guam), which are exempt from regular federal, state and local income taxes.

                       Portfolio Maturity

                       Each fund buys municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 15 to 30 years.

                       Short-Term Investments

                       Under normal market conditions, each fund may invest up to 20% of net assets in short-term investments, such as short-term, high quality municipal bonds or tax-exempt money market funds. See "How We Manage Risk--Hedging and Other Defensive Investment Strategies." The funds may invest in short-term, high quality taxable securities or shares of taxable money market funds if suitable short-term municipal bonds or shares of tax-exempt money market funds are not available at reasonable prices and yields. If the funds invest in taxable securities, they may not achieve their investment objective. For more information on eligible short-term investments, see the Statement of Additional Information.

                       Forwards and Delayed-Delivery Settlement

                       Each fund may enter into contracts to purchase securities for a specified price at a future date later than the normal settlement date. If the delayed settlement takes place less than 61 days after purchase, it is referred to as a "delayed-delivery" transaction. Newly issued municipal bonds sold on a "when-issued" basis represent a common form of delayed-delivery transaction. If settlement takes place more than 60 days after purchase, the transaction is called a "forward." These transactions involve an element of risk because the value of the security to be purchased may decline before the settlement date.

                       Municipal "forwards" pay higher interest rates after settlement than standard bonds, to compensate the buyer for bearing market risk but deferring income during the settlement period, and can often be bought at attractive prices and yields. For instance, if a fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the fund may buy a forward settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.


                                                 [GRAPHIC]

                       HOW WE SELECT INVESTMENTS

                       Nuveen Advisory selects municipal bonds for the funds based upon its assessment of a bond's relative value in terms of current yield, price, credit quality and future prospects. Nuveen Advisory is supported by Nuveen's team of specialized research analysts who review municipal securities available for purchase, monitor the continued creditworthiness of each fund's municipal investments, and analyze economic, political and demographic trends affecting the municipal markets. We use these resources to identify municipal bonds

Section 2  How We Manage Your Money
                       with favorable characteristics we believe are not yet recognized by the market. We then select those higher-yielding and undervalued municipal bonds that we believe represent the most attractive values.

                       Portfolio Turnover

                       Each fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a fund's investment portfolio that is sold and replaced with new securities during a year is known as the fund's portfolio turnover rate. The funds intend to keep portfolio turnover relatively low in order to reduce trading costs and the realization of taxable capital gains. Each fund, however, may make limited short-term trades to take advantage of market opportunities or reduce market risk.


                                                 [GRAPHIC]

                       WHAT THE RISKS ARE

                       Risk is inherent in all investing. Investing in a mutual fund--even the most conservative--involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in these funds. Because of these and other risks, you should consider an investment in any of these funds to be a long-term investment.

                       Credit risk: Each fund is subject to credit risk. Credit risk is the risk that an issuer of a municipal bond will be unable to meet its obligation to make interest and principal payments due to changing financial or market conditions.

                       Interest rate risk: Because the funds invest in fixed-income securities, the funds are subject to interest rate risk. Interest rate risk is the risk that the value of a fund's portfolio will decline because of rising interest rates. Interest rate risk is generally lower for shorter-term investments and higher for longer-term investments.

                       Income risk: The risk that the income from a fund's portfolio will decline because of falling market interest rates. This can result when the fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio's current earnings rate. Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund's income may decrease if short-term interest rates rise.

                       State concentration risk: Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risk from economic, political or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. See "Appendix--Additional State Information." These risks may be greater for the Georgia, Louisiana, and North Carolina Funds, which as "non-diversified" funds may concentrate their investments in municipal bonds of certain issuers to a greater extent than the Tennessee Fund, which is a diversified fund.

                       Inflation risk: The risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of each fund's assets can decline as can the value of the fund's distributions.

                                            Section 2  How We Manage Your Money

                                                 [GRAPHIC]

                       HOW WE MANAGE RISK

                       In pursuit of its investment objective, each fund assumes investment risk, chiefly in the form of credit risk and interest rate risk. The funds limit this investment risk generally by restricting the type and maturities of municipal bonds they purchase, and by diversifying their investment portfolios geographically within a state, as well as across different industry sectors.

                       Investment Limitations

                       The funds have adopted certain investment limitations (based on total assets) that cannot be changed without shareholder approval and are designed to limit your investment risk and maintain portfolio diversification. Each fund may not have more than:

                        . 25% in any one industry such as electric utilities or health care.



                       As a diversified fund, the Tennessee Fund also may not have more than:


                        . 5% in securities of any one issuer (except U.S. government securities or for 25% of its assets).


                       Hedging and Other Defensive Investment Strategies

                       Each fund may invest up to 100% in cash equivalents and short-term investments as a temporary defensive measure in response to adverse market conditions, or to keep cash on hand fully invested. During these periods, the weighted average maturity of a fund's investment portfolio may fall below the defined range described under "Portfolio Maturity."


                       Each fund may also use various investment strategies designed to limit the risk of bond price fluctuations and to preserve capital. These hedging strategies include using financial futures contracts, swap contracts, options on financial futures, or options based on either an index of long-term tax-free securities or on debt securities whose prices, in Nuveen Advisory's opinion, correlate with the prices of the funds' investments. The funds, however, have no present intent to use these strategies.


Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

                       We offer four classes of fund shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. We offer a number of services for your convenience. Please see the Statement of Additional Information for further details.


                                                 [GRAPHIC]

                       WHAT SHARE CLASSES WE OFFER

                       Class A Shares

                       You can buy Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in "How to Reduce Your Sales Charge." Class A shares are also subject to an annual service fee of .20% of the fund's average daily net assets that compensates your financial advisor for providing ongoing service to you. Nuveen retains the up-front sales charge and the service fee on accounts with no authorized dealer of record. The up-front Class A sales charge for all funds described in the prospectus is as follows:



                                                                                 Authorized Dealer
                                    Sales Charge as % of  Sales Charge as % of  Commission as % of
Amount of Purchase                  Public Offering Price Net Amount Invested  Public Offering Price
 Less than $50,000                           4.20%                4.38%                  3.70%
.....................................................................................................

 $50,000 but less than $100,000              4.00                 4.18                  3.50
.....................................................................................................
 $100,000 but less than $250,000             3.50                 3.63                  3.00
.....................................................................................................
 $250,000 but less than $500,000             2.50                 2.56                  2.00
.....................................................................................................
 $500,000 but less than $1,000,000           2.00                 2.04                  1.50
.....................................................................................................
 $1,000,000 and over                        --/1/                   --                1.00/1/
.....................................................................................................


                      1 You can buy $1 million or more of Class A shares at net
                        asset value without an up-front sales charge. Nuveen pays authorized dealers of record on these share purchases a sales commission of 1.00% of the first $2.5 million, plus .50% of the next $2.5 million, plus .25% of the amount over $5.0 million. If you redeem your shares within 18 months of purchase, you may have to pay a Contingent Deferred Sales Charge (CDSC) of 1% of either your purchase price or your redemption proceeds, whichever is lower. You do not have to pay this CDSC if your financial advisor has made arrangements with Nuveen and agrees to waive the commission.

                       Class B Shares

                       You can buy Class B shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .95% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing ongoing service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .75% distribution fee compensates Nuveen for paying your financial advisor a 4% up-front sales commission, which includes an advance of the first year's service fee. If you sell your shares within six years of purchase, you will normally have to pay a CDSC based on either your purchase price or what you sell your shares for, whichever amount is lower, according to the following schedule. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.


                                     Section 3  How You Can Buy and Sell Shares

                       Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

              Years Since Purchase 0-1 1-2 2-3 3-4 4-5 5-6 Over 6
              CDSC                  5%  4%  4%  3%  2%  1%   None


                       The fund has established a limit to the amount of Class B shares that may be purchased by an individual investor at any one time. See the Statement of Additional Information for more information.


                       Class C Shares


                       You can buy Class C shares at the offering price, which is the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the fund. However, you will pay annual distribution and service fees of .75% of average daily net assets. The annual .20% service fee compensates your financial advisor for providing on-going service to you. Nuveen retains the service fee on accounts with no authorized dealer of record. The annual .55% distribution fee compensates Nuveen for paying your financial advisor an on-going sales commission as well as an advance of the first year's service and distribution fees. If you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your purchase or sale price, whichever is lower. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends.


                       Class R Shares

                       You may purchase Class R shares only under limited circumstances, at the net asset value on the day of purchase. In order to qualify, you must be eligible under one of the programs described in "How to Reduce Your Sales Charge" (below) or meet certain other purchase size criteria. Class R shares are not subject to sales charges or on-going service or distribution fees. Class R shares have lower on-going expenses than the other classes.


                                                 [GRAPHIC]

                       HOW TO REDUCE YOUR SALES CHARGE

                       We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares or to qualify to purchase Class R shares.

Class A Sales Charge     Class A Sales Charge        Class R Eligibility
Reductions               Waivers                     . Certain employees and
.. Rights of accumulation . Nuveen Defined Portfolio    directors of Nuveen or
.. Letter of intent         or Exchange-Traded Fund     employees of authorized
.. Group purchase           reinvestment                dealers
                         . Certain employees and     . Bank trust departments
                           directors of Nuveen or
                           employees of authorized
                           dealers
                         . Bank trust departments

                       In addition, Class A shares at net asset value and Class R shares may be purchased through registered investment advisors, certified financial planners and registered broker-dealers who charge asset-based or comprehensive "wrap" fees for their services. Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available from your financial advisor or by calling (800) 257-8787. Your financial advisor can also help you prepare any necessary application forms. You or your financial advisor must notify Nuveen at the

Section 3  How You Can Buy and Sell Shares
                       time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.


                                                 [GRAPHIC]

                       HOW TO BUY SHARES

                       Fund shares may be purchased on any business day, which is any day the New York Stock Exchange is open for business and normally ends at 4 p.m. New York time. Generally, the Exchange is closed on weekends and national holidays. The share price you pay will depend on when Nuveen receives your order. Orders received before the close of trading on a business day will receive that day's closing share price, otherwise you will receive the next business day's price.

                       Through a Financial Advisor


                       You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for on-going investment advice and services either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge. If you do not have a financial advisor, call (800) 257-8787 and Nuveen can refer you to one in your area.


                       By Mail

                       You may open an account and buy shares by mail by completing the enclosed application and mailing it along with your checks to: Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. No third party checks will be accepted.

                       Investment Minimums

                       The minimum initial investment is $3,000 ($50 through systematic investment plan accounts) and may be lower for accounts opened through certain fee-based programs. Subsequent investments must be in amounts of $50 or more. The funds reserve the right to reject purchase orders and to waive or increase the minimum investment requirements.


                                                 [GRAPHIC]

                       SYSTEMATIC INVESTING


                       Systematic investing allows you to make regular investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account (simply complete the appropriate application). The minimum automatic deduction is $50 per month. There is no charge to participate in each fund's systematic investment plan. To take advantage of this investing opportunity, simply complete the appropriate section of the account application form or submit an Account Update Form. You can stop the deductions at any time by notifying the fund in writing.


                       From Your Bank Account

                       You can make systematic investments of $50 or more per month by authorizing us to draw preauthorized checks on your bank account.

                                     Section 3  How You Can Buy and Sell Shares

                       From Your Paycheck

                       With your employer's consent, you can make systematic investments of $25 or more per pay period (meeting the monthly minimum of $50) by authorizing your employer to deduct monies from your paycheck.

                       Systematic Exchanging

                       You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen mutual fund account into another identically registered Nuveen account of the same share class.

                       The chart below illustrates the benefits of systematic investing based on a $3,000 initial investment and subsequent monthly investments of $100 over 20 years. The example assumes you earn a return of 4%, 5% or 6% annually on your investment and that you reinvest all dividends. These annual returns do not reflect past or projected fund performance.


                            [Chart showing effects of systematic investing and
                        dividend reinvestment]

                       One of the benefits of systematic investing is dollar cost averaging. Because you regularly invest a fixed amount of money over a period of years regardless of the share price, you buy more shares when the price is low and fewer shares when the price is high. As a result, the average share price you pay should be less than the average share price of fund shares over the same period. To be effective, dollar cost averaging requires that you invest over a long period of time, and does not assure that you will profit.


                                                 [GRAPHIC]
                       SYSTEMATIC WITHDRAWAL
                       If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account (see "Special Services--Fund Direct"), paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund's systematic withdrawal plan.


                       You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A, B or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       SPECIAL SERVICES

                       To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

                       Exchanging Shares

                       You may exchange fund shares into an identically registered account at any time for the same class of another Nuveen mutual fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging. You may have to pay a sales charge when exchanging shares that you purchased without a sales charge for shares that are sold with a sales charge. Please consult the Statement of Additional Information for details.




                       The funds may change or cancel their exchange policy at any time upon 60 days' notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Because an exchange is treated for tax purposes as a purchase and sale, and any gain may be subject to tax, you should consult your tax advisor about the tax consequences of exchanging your shares.


                       Fund Direct/SM/

                       The Fund Direct Program allows you to link your fund account to your bank account, transfer money electronically between these accounts, and perform a variety of account transactions, including purchasing shares by telephone and investing through a systematic investment plan. You also may have dividends, distributions, redemption payments or systematic withdrawal plan payments sent directly to your bank account. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at
                       (800) 257-8787 for copies of the necessary forms.

                       Reinstatement Privilege

                       If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, we will refund your CDSC and reinstate your holding period. You may use this reinstatement privilege only once for any redemption.

                                     Section 3  How You Can Buy and Sell Shares

                                                 [GRAPHIC]

                       HOW TO SELL SHARES


                       You may sell (redeem) your shares on any business day. You will receive the share price next determined after the fund has received your properly completed redemption request. Your redemption request must be received before the close of trading for you to receive that day's price. If you are selling shares purchased recently with a check, you will not receive your redemption proceeds until your check has cleared. This may take up to ten days from your purchase date. While the funds do not charge a redemption fee, you may be assessed a CDSC, if applicable. When you redeem Class A, Class B, or Class C shares subject to a CDSC, each fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the Statement of Additional Information.


                       Through Your Financial Advisor

                       You may sell your shares through your financial advisor who can prepare the necessary documentation. Your financial advisor may charge for this service.

                       By Telephone

                       If you have authorized telephone redemption privileges, you can redeem your shares by calling (800) 257-8787. Telephone redemptions are not available if you own shares in certificate form and may not exceed $50,000. Checks will only be issued to you as the shareholder of record and mailed to your address of record. If you have established Fund Direct privileges, you may have redemption proceeds transferred electronically to your bank account. We will normally mail your check the next business day.

                       By Mail

                       You can sell your shares at any time by sending a written request to the appropriate fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachussetts 02266-8530. Your request must include the following information:

                        .  The fund's name;

                        .  Your name and account number;

                        .  The dollar or share amount you wish to redeem;

                        . The signature of each owner exactly as it appears on the account;

                        . The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);

                        . The address where you want your redemption proceeds sent (if other than the address of record);

                        .  Any certificates you have for the shares; and

                        .  Any required signature guarantees.


                                    [GRAPHIC]



An Important Note About
Telephone Transactions

Although Nuveen Investor
Services has certain safeguards and procedures to confirm the identity of callers, it will not be liable for losses resulting from following telephone instructions it reasonably believes to be genuine. Also, you should verify your trade confirmations immediately upon receipt.

Section 3  How You Can Buy and Sell Shares

                       We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared. Guaranteed signatures are required if you are redeeming more than $50,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address (or the address of record has been changed within the last 30 days). Signature guarantees must be obtained from a bank, brokerage firm or other financial intermediary that is a member of an approved Medallion Guarantee Program or that a fund otherwise approves. A notary public cannot provide a signature guarantee.

                       Redemptions In-Kind

                       The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

                                    [GRAPHIC]


An Important Note About Involuntary Redemption


From time to time, the funds may establish minimum account size requirements. The funds reserve the right to liquidate your account upon 30 days' written notice if the value of your account falls below an established minimum. The funds presently have set a minimum balance of $1,000 unless you have an active Nuveen Defined Portfolio reinvestment account. You will not be assessed a CDSC on an involuntary redemption.


                                     Section 3  How You Can Buy and Sell Shares

Section 4  General Information

                       To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies, as well.


                                                 [GRAPHIC]

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

                       The funds pay tax-free dividends monthly and any taxable capital gains or other taxable distributions once a year in December. The funds declare dividends monthly to shareholders of record as of the ninth of each month, usually payable the first business day of the following month.

                       Payment and Reinvestment Options

                       The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen mutual fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787.

                       Taxes and Tax Reporting


                       Because the funds invest primarily in municipal bonds from a particular state, the regular monthly dividends you, as a taxpayer in that state, receive will generally be exempt from regular federal and state income tax. All or a portion of these dividends, however, may be subject to the federal alternative minimum tax. Income exempt from federal tax may be subject to state and local income tax.



                       Although the funds do not seek to realize taxable income or capital gains, the funds may realize and distribute taxable income or capital gains from time to time as a result of the funds' normal investment activities. The funds' distributions of these amounts are taxed as ordinary income or capital gains and are taxable whether received in cash or reinvested in additional shares. Dividends from the funds' long-term capital gains are taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. The funds' taxable dividends are not expected to qualify for a dividends received deduction if you are a corporate shareholder or for lower tax rates on qualified dividend income.


                       Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is not affected by whether you reinvest your dividends or elect to receive them in cash.

                       If you receive social security or railroad retirement benefits, you should consult your tax advisor about how an investment in a fund may affect the taxation of your benefits.

Section 4  General Information

                       Each sale or exchange of fund shares may be a taxable event. When you exchange shares of one Nuveen fund for shares of a different Nuveen fund, the exchange is treated the same as a sale for tax purposes.

                       Please note that if you do not furnish us with your correct Social Security number or employer identification number, you fail to provide certain certifications to the Internal Revenue Service (IRS), you fail to certify whether you are a U.S. citizen or a U.S. resident alien, or the IRS notifies the fund to withhold, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds, at the applicable withholding rate.

                       Please consult the Statement of Additional Information and your tax advisor for more information about taxes.

                       Buying or Selling Shares Close to a Record Date

                       Buying fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price. Similarly, if you sell or exchange fund shares shortly before the record date for a tax-exempt dividend, a portion of the price you receive may be treated as a taxable capital gain even though it reflects tax-free income a fund has earned but not yet distributed.

                       Taxable Equivalent Yields


                       The taxable equivalent yield is the current yield you would need to earn on a taxable investment in order to equal a stated federal tax-free yield on a municipal investment. To assist you to more easily compare municipal investments like the funds with taxable alternative investments, other than alternative investments that generate qualified dividend income that is taxable at the maximum rate of 15%, the table below presents the taxable equivalent yields for a range of hypothetical federal tax-free yields and tax rates:


                       Taxable Equivalent of Tax-Free Yields


                                     To Equal a Tax-Free Yield of:
                                     3.00%          4.00%    5.00%    6.00%
                      Tax Bracket:   A Taxable Investment Would Need to Yield:
                    ----------------------------------------------------------
                     25%             4.00%          5.33%    6.67%    8.00%

                     28%             4.17%          5.56%    6.94%    8.33%
                     33%             4.48%          5.97%    7.46%    8.96%
                     35%             4.62%          6.15%    7.69%    9.23%


                       The yields and tax rates shown above are hypothetical and do not predict your actual returns or effective tax rate. For more detailed information, see the Statement of Additional Information or consult your tax advisor.


                                                 [GRAPHIC]

                       DISTRIBUTION AND SERVICE PLANS


                       Nuveen serves as the selling agent and distributor of the funds' shares. In this capacity, Nuveen manages the offering of the funds' shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to authorized dealers, each fund has adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940. (See "How to Choose a Share Class" for a description of the distribution and service fees paid under this plan.)

                       Nuveen receives the distribution fee for Class B and Class C shares primarily for providing compensation to authorized dealers, including Nuveen, in

                                                 Section 4  General Information
                       connection with the distribution of shares. Nuveen uses the service fee for
                       Class A, Class B, and Class C shares to compensate authorized dealers, including Nuveen, for providing on-going account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of the funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       Nuveen periodically undertakes sales promotion programs with authorized dealers and may pay them the full applicable sales charge as a commission. In addition, Nuveen may provide support at its own expense to authorized dealers in connection with sales meetings, seminars, prospecting seminars and other events at which Nuveen presents its products and services. Under certain circumstances, Nuveen also will share with authorized dealers up to half the costs of advertising that features the products and services of both parties. The Statement of Additional Information contains further information about these programs.


                                                 [GRAPHIC]

                       NET ASSET VALUE


                       The price you pay for your shares is based on each fund's net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for business. Net asset value is calculated for each class of each fund by taking the market value of the class' total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds' Board of Trustees or its delegate.


                       In determining net asset value, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. The prices of municipal bonds are provided by a pricing service and based on the mean between the bid and asked price. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on prices of comparable municipal bonds.


                                                 [GRAPHIC]

                       FREQUENT TRADING


                       Short-term or excessive trading into and out of a fund may interfere with portfolio management, raise fund operating expenses, or otherwise have an adverse effect on other shareholders. Each fund reserves the right to limit, restrict, or refuse purchase or exchange requests.



                                                 [GRAPHIC]

                       FUND SERVICE PROVIDERS


                       The custodian of the assets of the funds is State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043. The custodian also provides certain accounting services to the funds. The funds' transfer, shareholder services and dividend paying agent, Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.


Section 4  General Information

Section 5  Financial Highlights


                       The financial highlights table is intended to help you understand a fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP, whose report for the most recent fiscal year, along with the funds' financial statements, are included in the Statement of Additional Information and annual report, which are available upon request. The information for the fiscal years prior to May 31, 2002 was audited by Arthur Andersen LLP.


Nuveen Georgia Municipal Bond Fund



                                                      Investment Operations          Less Distributions
Class (Inception Date)                            -----------------------------  --------------------------


                                                                     Net
                                                               Realized/                                     Ending
                                        Beginning        Net  Unrealized                Net                     Net
                                        Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                          Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------------

Class A (3/86)
 2003                                      $10.74       $.49       $ .64  $1.13       $(.49)   $(.04) $(.53) $11.34     10.78%
 2002                                       10.66        .52         .08    .60        (.52)      --   (.52)  10.74      5.71
 2001                                       10.01        .53         .64   1.17        (.52)      --   (.52)  10.66     11.90
 2000                                       11.02        .52        (.96)  (.44)       (.53)    (.04)  (.57)  10.01     (4.05)
 1999                                       11.19        .54        (.17)   .37        (.54)      --   (.54)  11.02      3.34

Class B (2/97)
 2003                                       10.76        .41         .64   1.05        (.41)    (.04)  (.45)  11.36      9.92
 2002                                       10.67        .44         .09    .53        (.44)      --   (.44)  10.76      4.91
 2001                                       10.02        .45         .65   1.10        (.45)      --   (.45)  10.67     11.17
 2000                                       11.03        .44        (.96)  (.52)       (.45)    (.04)  (.49)  10.02     (4.79)
 1999                                       11.20        .46        (.17)   .29        (.46)      --   (.46)  11.03      2.57

Class C (1/94)
 2003                                       10.73        .43         .62   1.05        (.43)    (.04)  (.47)  11.31     10.00
 2002                                       10.64        .46         .09    .55        (.46)      --   (.46)  10.73      5.24
 2001                                        9.99        .47         .64   1.11        (.46)      --   (.46)  10.64     11.29
 2000                                       11.00        .46        (.96)  (.50)       (.47)    (.04)  (.51)   9.99     (4.61)
 1999                                       11.17        .48        (.17)   .31        (.48)      --   (.48)  11.00      2.80

Class R (2/97)
 2003                                       10.71        .51         .64   1.15        (.51)    (.04)  (.55)  11.31     10.99
 2002                                       10.63        .52         .10    .62        (.54)      --   (.54)  10.71      5.91
 2001                                        9.98        .55         .64   1.19        (.54)      --   (.54)  10.63     12.13
 2000                                       10.99        .53        (.96)  (.43)       (.54)    (.04)  (.58)   9.98     (3.89)
 1999                                       11.15        .56        (.15)   .41        (.57)      --   (.57)  10.99      3.67
-------------------------------------------------------------------------------------------------------------------------------


                                                 Ratios/Supplemental Data
Class (Inception Date)                  -----------------------------------------
                                                              Ratio of
                                                  Ratio of         Net
                                                  Expenses  Investment
                                          Ending        to   Income to
                                             Net   Average     Average  Portfolio
                                          Assets       Net         Net   Turnover
Year Ended May 31,                         (000) Assets(c)   Assets(c)       Rate
----------------------------------------------------------------------------------

Class A (3/86)
 2003                                   $118,307       .88%       4.43%        15%
 2002                                    113,054       .91        4.77         41
 2001                                    107,606       .94        5.04         14
 2000                                    104,434      1.06        4.99         15
 1999                                    128,138       .74        4.82         32

Class B (2/97)
 2003                                     20,425      1.63        3.68         15
 2002                                     17,341      1.66        4.02         41
 2001                                     15,392      1.70        4.28         14
 2000                                     12,470      1.82        4.24         15
 1999                                     11,991      1.51        4.08         32

Class C (1/94)
 2003                                     28,367      1.43        3.88         15
 2002                                     25,016      1.46        4.22         41
 2001                                     19,497      1.49        4.49         14
 2000                                     19,532      1.60        4.44         15
 1999                                     24,358      1.30        4.27         32

Class R (2/97)
 2003                                      3,054       .68        4.63         15
 2002                                      2,788       .72        4.92         41
 2001                                      1,119       .76        5.22         14
 2000                                        405       .88        5.19         15
 1999                                        364       .55        5.03         32
----------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .87%, 1.62%, 1.42% and .67% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.44%, 3.70%, 3.89% and 4.65% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Louisiana Municipal Bond Fund



                                                      Investment Operations          Less Distributions
Class (Inception Date)                            -----------------------------  --------------------------


                                                                     Net
                                                               Realized/                                     Ending
                                        Beginning        Net  Unrealized                Net                     Net
                                        Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                          Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------------

Class A (9/89)
 2003                                      $11.15       $.52      $  .62  $1.14       $(.53)   $  --  $(.53) $11.76     10.45%
 2002                                       11.06        .54         .09    .63        (.54)      --   (.54)  11.15      5.78
 2001                                       10.27        .55         .78   1.33        (.54)      --   (.54)  11.06     13.20
 2000                                       11.38        .55       (1.11)  (.56)       (.55)      --   (.55)  10.27     (4.82)
 1999                                       11.55        .57        (.13)   .44        (.57)    (.04)  (.61)  11.38      3.73

Class B (2/97)
 2003                                       11.14        .43         .62   1.05        (.44)      --   (.44)  11.75      9.74
 2002                                       11.05        .46         .09    .55        (.46)      --   (.46)  11.14      5.00
 2001                                       10.27        .47         .78   1.25        (.47)      --   (.47)  11.05     12.29
 2000                                       11.37        .47       (1.10)  (.63)       (.47)      --   (.47)  10.27     (5.55)
 1999                                       11.55        .48        (.14)   .34        (.48)    (.04)  (.52)  11.37      2.98

Class C (2/94)
 2003                                       11.13        .46         .62   1.08        (.47)      --   (.47)  11.74      9.89
 2002                                       11.04        .48         .09    .57        (.48)      --   (.48)  11.13      5.22
 2001                                       10.26        .49         .77   1.26        (.48)      --   (.48)  11.04     12.49
 2000                                       11.36        .49       (1.10)  (.61)       (.49)      --   (.49)  10.26     (5.36)
 1999                                       11.54        .50        (.13)   .37        (.51)    (.04)  (.55)  11.36      3.20

Class R (2/97)
 2003                                       11.16        .54         .67   1.21        (.55)      --   (.55)  11.82     11.12
 2002                                       11.06        .57         .09    .66        (.56)      --   (.56)  11.16      6.09
 2001                                       10.27        .57         .79   1.36        (.57)      --   (.57)  11.06     13.42
 2000                                       11.38        .57       (1.11)  (.54)       (.57)      --   (.57)  10.27     (4.73)
 1999                                       11.55        .59        (.13)   .46        (.59)    (.04)  (.63)  11.38      4.03
-------------------------------------------------------------------------------------------------------------------------------


                                                Ratios/Supplemental Data
Class (Inception Date)                  ----------------------------------------
                                                             Ratio of
                                                 Ratio of         Net
                                                 Expenses  Investment
                                         Ending        to   Income to
                                            Net   Average     Average  Portfolio
                                         Assets       Net         Net   Turnover
Year Ended May 31,                        (000) Assets(c)   Assets(c)       Rate
---------------------------------------------------------------------------------

Class A (9/89)
 2003                                   $94,545       .87%       4.54%        11%
 2002                                    89,435       .87        4.82         13
 2001                                    84,424       .88        5.07         18
 2000                                    77,603       .98        5.14         29
 1999                                    99,176       .75        4.89         11

Class B (2/97)
 2003                                    23,169      1.62        3.79         11
 2002                                    22,011      1.62        4.07         13
 2001                                    20,753      1.63        4.32         18
 2000                                    17,194      1.74        4.40         29
 1999                                    18,870      1.50        4.15         11

Class C (2/94)
 2003                                    18,868      1.42        3.99         11
 2002                                    20,909      1.42        4.27         13
 2001                                    19,887      1.43        4.52         18
 2000                                    19,074      1.54        4.60         29
 1999                                    21,352      1.30        4.34         11

Class R (2/97)
 2003                                       138       .67        4.73         11
 2002                                        65       .68        5.07         13
 2001                                       656       .69        5.28         18
 2000                                       953       .73        5.33         29
 1999                                     2,451       .55        5.10         11
---------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .86%, 1.61%, 1.41% and .66% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.55%, 3.80%, 4.00% and 4.74% for classes A, B, C and R, respectively.


Section 5  Financial Highlights

Nuveen North Carolina Municipal Bond Fund



                                                      Investment Operations          Less Distributions
Class (Inception Date)                            -----------------------------  --------------------------

                                                                     Net
                                                                Realized
                                                                     and                                     Ending
                                        Beginning        Net  Unrealized                Net                     Net
                                        Net Asset Investment  Investment         Investment  Capital          Asset     Total
Year Ended May 31,                          Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)
-------------------------------------------------------------------------------------------------------------------------------

Class A (3/86)
 2003                                      $10.24       $.46       $ .62  $1.08       $(.46)   $  --  $(.46) $10.86     10.82%
 2002                                       10.15        .48         .10    .58        (.49)      --   (.49)  10.24      5.81
 2001                                        9.49        .50         .66   1.16        (.50)      --   (.50)  10.15     12.41
 2000                                       10.38        .49        (.89)  (.40)       (.49)      --   (.49)   9.49     (3.81)
 1999                                       10.62        .51        (.15)   .36        (.51)    (.09)  (.60)  10.38      3.43

Class B (2/97)
 2003                                       10.26        .38         .63   1.01        (.39)      --   (.39)  10.88      9.99
 2002                                       10.16        .41         .10    .51        (.41)      --   (.41)  10.26      5.11
 2001                                        9.51        .42         .66   1.08        (.43)      --   (.43)  10.16     11.46
 2000                                       10.39        .42        (.88)  (.46)       (.42)      --   (.42)   9.51     (4.44)
 1999                                       10.62        .44        (.15)   .29        (.43)    (.09)  (.52)  10.39      2.73

Class C (10/93)
 2003                                       10.23        .40         .62   1.02        (.40)      --   (.40)  10.85     10.21
 2002                                       10.14        .43         .09    .52        (.43)      --   (.43)  10.23      5.20
 2001                                        9.48        .44         .66   1.10        (.44)      --   (.44)  10.14     11.80
 2000                                       10.36        .44        (.88)  (.44)       (.44)      --   (.44)   9.48     (4.28)
 1999                                       10.60        .46        (.16)   .30        (.45)    (.09)  (.54)  10.36      2.85

Class R (2/97)
 2003                                       10.25        .48         .62   1.10        (.48)      --   (.48)  10.87     11.00
 2002                                       10.16        .50         .10    .60        (.51)      --   (.51)  10.25      5.99
 2001                                        9.50        .52         .66   1.18        (.52)      --   (.52)  10.16     12.60
 2000                                       10.38        .51        (.88)  (.37)       (.51)      --   (.51)   9.50     (3.53)
 1999                                       10.62        .53        (.15)   .38        (.53)    (.09)  (.62)  10.38      3.61
-------------------------------------------------------------------------------------------------------------------------------


                                                 Ratios/Supplemental Data
Class (Inception Date)                  -----------------------------------------
                                                              Ratio of
                                                  Ratio of         Net
                                                  Expenses  Investment
                                          Ending        to   Income to
                                             Net   Average     Average  Portfolio
                                          Assets       Net         Net   Turnover
Year Ended May 31,                         (000) Assets(c)   Assets(c)       Rate
----------------------------------------------------------------------------------

Class A (3/86)
 2003                                   $175,654       .86%       4.37%        17%
 2002                                    162,422       .90        4.71         15
 2001                                    160,578       .95        4.96         12
 2000                                    153,091      1.00        5.06         23
 1999                                    183,370       .74        4.79         11

Class B (2/97)
 2003                                     25,027      1.61        3.62         17
 2002                                     21,404      1.66        3.96         15
 2001                                     16,626      1.70        4.20         12
 2000                                     11,541      1.76        4.31         23
 1999                                     10,609      1.44        4.11         11

Class C (10/93)
 2003                                     26,876      1.41        3.82         17
 2002                                     22,077      1.46        4.16         15
 2001                                     18,238      1.50        4.41         12
 2000                                     16,023      1.55        4.51         23
 1999                                     17,507      1.24        4.31         11

Class R (2/97)
 2003                                      2,453       .66        4.57         17
 2002                                      1,691       .70        4.90         15
 2001                                      1,658       .75        5.16         12
 2000                                      1,338       .81        5.26         23
 1999                                      1,312       .53        5.01         11
----------------------------------------------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .85%, 1.60%, 1.40% and .65% for classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets for 2003 are 4.38%, 3.63%, 3.83% and 4.58% for classes A, B, C and R, respectively.


                                                Section 5  Financial Highlights

Nuveen Tennessee Municipal Bond Fund



Class
(Inception               Investment Operations          Less Distributions
Date)                -----------------------------  --------------------------                    --------

                                        Net
                                   Realized
                                        and                                     Ending              Ending
           Beginning        Net  Unrealized                Net                     Net                 Net
Year Ended Net Asset Investment  Investment         Investment  Capital          Asset     Total    Assets
May 31,        Value  Income(a) Gain (Loss)   Total     Income    Gains   Total  Value Return(b)     (000)
-----------------------------------------------------------------------------------------------------------

Class A (11/87)
  2003        $11.06       $.53       $ .67  $1.20       $(.54)   $(.01) $(.55) $11.71     11.09% $280,171
  2002(c)      10.93        .55         .13    .68        (.55)      --   (.55)  11.06      6.35   267,498
  2001         10.34        .56         .58   1.14        (.55)      --   (.55)  10.93     11.18   250,583
  2000         11.30        .54        (.95)  (.41)       (.55)      --   (.55)  10.34     (3.65)  248,148
  1999         11.46        .55        (.15)   .40        (.56)      --   (.56)  11.30      3.47   285,935

Class B (2/97)
  2003         11.07        .45         .67   1.12        (.46)    (.01)  (.47)  11.72     10.27    22,843
  2002(c)      10.94        .47         .13    .60        (.47)      --   (.47)  11.07      5.54    19,320
  2001         10.35        .48         .58   1.06        (.47)      --   (.47)  10.94     10.36    14,861
  2000         11.30        .46        (.94)  (.48)       (.47)      --   (.47)  10.35     (4.29)   12,527
  1999         11.46        .47        (.16)   .31        (.47)      --   (.47)  11.30      2.72    12,410

Class C (10/93)
  2003         11.06        .47         .67   1.14        (.48)    (.01)  (.49)  11.71     10.47    42,825
  2002(c)      10.94        .49         .12    .61        (.49)      --   (.49)  11.06      5.68    28,650
  2001         10.34        .50         .59   1.09        (.49)      --   (.49)  10.94     10.67    23,118
  2000         11.30        .48        (.95)  (.47)       (.49)      --   (.49)  10.34     (4.21)   23,327
  1999         11.45        .49        (.15)   .34        (.49)      --   (.49)  11.30      2.97    28,134

Class R (2/97)
  2003         11.06        .55         .67   1.22        (.56)    (.01)  (.57)  11.71     11.27     1,221
  2002(c)      10.93        .57         .13    .70        (.57)      --   (.57)  11.06      6.52       717
  2001         10.33        .58         .59   1.17        (.57)      --   (.57)  10.93     11.48       636
  2000         11.28        .56        (.94)  (.38)       (.57)      --   (.57)  10.33     (3.40)      547
  1999         11.44        .57        (.15)   .42        (.58)      --   (.58)  11.28      3.68       529
-----------------------------------------------------------------------------------------------------------


Class
(Inception  Ratios/Supplemental Data
Date)      ----------------------------------
                        Ratio of
            Ratio of         Net
            Expenses  Investment
                  to   Income to
             Average     Average  Portfolio
Year Ended       Net         Net   Turnover
May 31,    Assets(c)   Assets(c)       Rate
--------------------------------------------

Class A (11/87)
  2003           .84%       4.69%        13%
  2002(c)        .85        4.99         20
  2001           .88        5.17         12
  2000           .99        5.08         15
  1999           .84        4.81         16

Class B (2/97)
  2003          1.59        3.94         13
  2002(c)       1.60        4.23         20
  2001          1.63        4.41         12
  2000          1.75        4.33         15
  1999          1.59        4.08         16

Class C (10/93)
  2003          1.39        4.13         13
  2002(c)       1.40        4.43         20
  2001          1.43        4.61         12
  2000          1.54        4.53         15
  1999          1.39        4.27         16

Class R (2/97)
  2003           .64        4.88         13
  2002(c)        .65        5.18         20
  2001           .68        5.36         12
  2000           .81        5.29         15
  1999           .64        5.01         16
--------------------------------------------





(a) Per share Net Investment Income is calculated using the average daily shares method.


(b) Total returns are calculated on net asset value without any sales charge and are not annualized.


(c) After expense reimbursement from the investment adviser, where applicable. When custodian fee credits are applied, the Ratios of Expenses to Average Net Assets for 2003 are .84%, 1.59%, 1.39% and .64% for Classes A, B, C and R, respectively, and the Ratios of Net Investment Income to Average Net Assets are 4.70%, 3.95%, 4.14% and 4.88% for Classes A, B, C and R, respectively.




Section 5  Financial Highlights

Appendix  Additional State Information


                       Because the funds primarily purchase municipal bonds from a specific state, each fund also bears investment risks from economic, political, or regulatory changes that could adversely affect municipal bond issuers in that state and therefore the value of the fund's investment portfolio. The following discussion of special state considerations was obtained from official offering statements of these issuers and has not been independently verified by the funds. The discussion includes general state tax information related to an investment in each fund's shares. Because tax laws are complex and often change, you should consult your tax advisor about the state tax consequences of a specific fund investment. See the Statement of Additional Information for further information.



                       Georgia



                       Georgia has begun a slow economic recovery, however, it is based on cyclic not stable sectors. Job growth in the State remains weak. Manufacturing employment dropped by 8.2% in the first six months of 2003 and service employment increased by 13.2% over the same period. Issuance of new housing permits is down by 12% in the first half of 2003. If the national economic recovery is delayed, the State may face additional budgetary stress, though reserves are expected to remain positive going forward. Longer term, Georgia's broad economic diversification has positioned it well for growth beyond the current downturn.



                       The State's unemployment level was 5.0% in July 2003, well below the national average of 6.2% in July 2003, and down from the State's 5.2% rate in July 2002. Per capita income in 2002 was $28,821, which is approximately 93% of the national average of $30,941.



                       Georgia enacted a $14.7 billion general fund budget for 2004. This budget is based on a projected 7.8% increase in revenues and 6.3% increase in appropriations. It also includes $175 million in tobacco settlement funding.



                       As of September 4, 2003, Georgia's general obligation debt carried AAA ratings from Standard & Poor's, Moody's, and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Georgia personal income tax to the extent they are paid out of income earned on Georgia municipal bonds or U.S. government securities. While dividends paid out of income earned on Georgia municipal bonds are not subject to Georgia income tax, if you are subject to tax in a state other than Georgia, these dividends may be included in calculating taxable income for that state. You will be subject to Georgia personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders of the fund who pay Georgia corporate net income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.


                                                                       Appendix

                       Louisiana



                       Louisiana's economy is based in extraction, agriculture, tourism, trade, and manufacturing. Growth has been weak, but persistent throughout the 1990's. There has been virtually no new job creation in the State over the past two years. Population has been declining since the 1990's and continues to decline due to better employment opportunities in other regions. The unemployment rate for the State was 7.4% in July 2003, well above both the national average of 6.2% in July 2003 and the State average of 6.1% in July 2002.





                       Per capita personal income increased 4.0% to $25,446 in 2002, which is approximately 82% of the national average of $30,941.



                       In spite of its weak economy, Louisiana has managed its budget well by increasing taxes and matching recurring revenues with recurring expenses. Louisiana has reduced its debt burden since the late 1980's and has recently been upgraded by Moody's and Standard Poor's.



                       As of September 4, 2003, the State's general obligation bonds were rated A1 by Moody's, A+ by Standard and Poor's, and A+ by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Louisiana personal income tax to the extent they are paid out of income earned on Louisiana municipal obligations or U.S. government securities. While dividends paid out of income earned on Louisiana municipal bonds are not subject to Louisiana income tax, if you are subject to tax in a state other than Louisiana, these dividends may be included in calculating taxable income for that state. You will be subject to Louisiana personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize capital gains on the transaction.



                       The treatment of corporate shareholders of the fund who pay Louisiana corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisors.



                       North Carolina



                       North Carolina's economy is slowly climbing out of a recession that started in 2001. Gross State Product declined by 1% in 2001 and 1.5% in 2002, but is expected to be modestly positive in 2003. North Carolina has begun to diversify its manufacturing base, however, it is still strongly influenced by textiles, furniture, and tobacco. North Carolina is positioned to benefit by increased defense spending, as well as increased tourism and trade. In July, the governor signed a $14.8 billion budget that included a $130 million appropriation for a "rainy day" fund. Long-term prospects for North Carolina are more positive with the State's diversified economic base expected to outperform the nation despite recent weakness.



                       North Carolina's unemployment rate was 6.6% in July 2003, well above the national average of 6.2% in July 2003, but below the State's 6.8% rate in July 2002. Per capita income in 2002 was $27,711, which is 90% of the national average of $30,941.



                       As of September 4, 2003, Moody's rated North Carolina's debt Aa1/Stable, while Standard & Poor's and Fitch rated it AAA. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.




Appendix

                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to North Carolina personal income tax to the extent they are paid out of income earned on North Carolina municipal bonds or obligations of the U.S. Government. While dividends paid out of income earned on North Carolina municipal bonds are not subject to North Carolina income tax, if you are subject to tax in a state other than North Carolina, these dividends may be included in calculating taxable income for that state. You will be subject to North Carolina personal income tax, however, to the extent the fund distributes any taxable income or realized capital gains or if you sell or exchange fund shares and realize a capital gain on the transaction.



                       The treatment of corporate shareholders of the fund who pay North Carolina corporate income tax is similar to that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisor.



                       Tennessee



                       Tennessee's economy is broadly diversified among manufacturing and related retail and service industries. Job creation has begun to recover from the recession in 2001 and 2002. Even though FedEx is expected to cut over 2,000 managerial jobs, there are 3,200 new jobs being announced by other employers. Modest growth at a rate of 2.5% is expected in Tennessee's Gross State Product during calendar year 2003.



                       The fiscal 2004 budget is balanced and includes a $132 million decrease in total taxpayer revenues. The budget increases appropriations for TennCare and K-12 education ($439.1 million) and cuts appropriations for agencies ($207.2 million). Tennessee is highly reliant upon sales tax. On the upside, direct debt on a per capita basis is very low at $222. The pension system is almost fully funded, ranking the State among the lowest in the nation for per capita debt and unfunded pension liability. As the national economy strengthens, the State's manufacturing industries should benefit from increased capital spending and support the State's average performance over the longer term.



                       Tennessee's unemployment rate in July 2003 was 5.0% compared to the national average of 6.2% in July 2003 and the State's 5.1% average in July 2002. Per capita income was $27,671 in 2002, which is approximately 89% of the national average of $30,941.



                       As of September 4, 2003, Tennessee's general obligation debt carried a rating of Aa2 with a negative outlook by Moody's, AA with a negative outlook by Standard and Poor's, and AA by Fitch. The outlook for the State remains negative because even though the State has taken positive steps to address the current deficit, long-term budget issues persist. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the fund may invest.



                       Tax Treatment



                       The fund's regular monthly dividends will generally not be subject to Tennessee personal income tax to the extent they are paid out of income earned on or capital gains realized from the sale of Tennessee municipal bonds or U.S. government securities. While dividends paid out of income earned on Tennessee municipal bonds are not subject to Tennessee income tax, if you are subject to tax in a state other than Tennessee, these dividends may be included in calculating taxable income for that state. You will be subject to Tennessee personal income tax, however, to the extent the fund


                                                                       Appendix
                       distributes any taxable income or realized capital gains on other securities. You will not be subject to Tennessee personal income tax if you sell or exchange fund shares.



                       The treatment of corporate shareholders of the fund differs from that described above. Shareholders should refer to the Statement of Additional Information for more detailed state tax information and are urged to consult their tax advisors.




Appendix

Nuveen Investments Mutual Funds


Nuveen Investments offers a variety of mutual funds designed to help you reach your financial goals. The funds below are grouped by investment objective.



Value


Nuveen Large-Cap Value Fund


Nuveen NWQ Multi-Cap Value Fund





Balanced


Nuveen Balanced Stock and Bond Fund


Nuveen Balanced Municipal and Stock Fund



International


Nuveen NWQ International Value Fund

Growth
Nuveen Rittenhouse Growth Fund



Municipal Bond

National Funds

Nuveen High Yield Municipal Bond Fund


Nuveen All-American Municipal Bond Fund


Nuveen Insured Municipal Bond Fund


Nuveen Intermediate Duration Municipal Bond Fund


Nuveen Limited Term Municipal Bond Fund


State Funds
                 Arizona       Louisiana        North Carolina
                 California/1/ Maryland         Ohio
                 Colorado      Massachusetts/1/ Pennsylvania
                 Connecticut   Michigan         Tennessee
                 Florida       Missouri         Virginia
                 Georgia       New Jersey       Wisconsin
                 Kansas        New Mexico
                 Kentucky      New York/1/


Several additional sources of information are available to you, including the codes of ethics adopted by the funds, Nuveen Investments and Nuveen Advisory. The Statement of Additional Information, incorporated by reference into this prospectus, contains detailed information on the policies and operation of the funds included in this prospectus. Additional information about the funds' investments is available in the annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year. Call Nuveen Investments at (800) 257-8787 to request a free copy of any of these materials or other fund information; or ask your financial advisor for copies.



You may also obtain this and other fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.



The Funds are series of Nuveen Multistate Trust III, whose file number is 811-07619.


1. Long-term and insured long-term portfolios.


MPR-MS5-0903D NA

                                                             September 29, 2003


NUVEEN MULTISTATE TRUST III

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

Nuveen Tennessee Municipal Bond Fund

STATEMENT OF ADDITIONAL INFORMATION


   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of Nuveen Multistate Trust III dated September 29, 2003. The Prospectus may be obtained without charge from certain securities representatives, banks, and other financial institutions that have entered into sales agreements with Nuveen Investments, or from the Funds, by mailing a written request to the Funds, c/o Nuveen Investments, 333 West Wacker Drive, Chicago, Illinois 60606 or by calling (800) 257-8787.


TABLE OF CONTENTS


                                                                        Page
                                                                        ----
   Investment Policies and Investment Portfolio........................  S-2

   Management of the Trust............................................. S-12

   Investment Adviser and Investment Management Agreement.............. S-24

   Portfolio Transactions.............................................. S-26

   Net Asset Value..................................................... S-27

   Tax Matters......................................................... S-27

   Performance Information............................................. S-34

   Additional Information on the Purchase and Redemption of Fund Shares S-40

   Distribution and Service Plan....................................... S-48

   Independent Auditors, Custodian and Transfer Agent.................. S-49

   Financial Statements................................................ S-50

   Appendix A--Ratings of Investments..................................  A-1

   Appendix B--Description of Hedging Techniques.......................  B-1


   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report; each is included herein by reference.

INVESTMENT POLICIES AND INVESTMENT PORTFOLIO

Investment Policies

   The investment objective and certain fundamental investment policies of each Fund are described in the Prospectus. Each Fund, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:


      (1) Invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except each Fund may invest up to 5% of its assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer. Municipal Obligations are municipal bonds that pay interest that is exempt from regular federal, state and, in some cases, local income taxes.



      (2) Invest more than 5% of its total assets in securities of any one issuer, except this limitation shall not apply to securities of the U.S. Government, and to the investment of 25% of such Fund's assets. This limitation shall apply only to the Tennessee Municipal Bond Fund.



      (3) Borrow money except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.



      (4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.


      (5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above or with respect to transactions involving futures contracts or the writing of options within the limits described in the Prospectus and this Statement of Additional Information.

      (6) Underwrite any issue of securities, except to the extent that the purchase or sale of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting.

      (7) Purchase or sell real estate, but this shall not prevent any Fund from investing in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security.

      (8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs, except for transactions involving futures contracts within the limits described in the Prospectus and this Statement of Additional Information.


      (9) Make loans except as permitted by the Investment Company Act of 1940 and exemptive orders granted thereunder.



      (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

      (11) Write or purchase put or call options, except to the extent that the purchase of a stand-by commitment may be considered the purchase of a put, and except for transactions involving options within the limits described in the Prospectus and this Statement of Additional Information.

      (12) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


      (13) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those trustees of the Trust, or those officers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

   In addition, each Fund, as a non-fundamental policy, may not invest more than 15% of its net assets in "illiquid" securities, including repurchase agreements maturing in more than seven days.

   For the purpose of applying the limitations set forth in paragraph (2) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity.

   Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

   The foregoing restrictions and limitations, as well as a Fund's policies as to ratings of portfolio investments, will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

   The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.


   The Nuveen Multistate Trust III, formerly Nuveen Flagship Multistate Trust III (the "Trust"), is an open-end management series investment company organized as a Massachusetts business trust on July 1, 1996. Each Fund is an open-end management investment company organized as a series of the Trust. The Trust is an open-end management series company under SEC Rule 18f-2. Each Fund is a separate series issuing its own shares. The Trust currently has four series: Nuveen Georgia Municipal Bond Fund (formerly Nuveen Flagship Georgia Municipal Bond Fund and prior to that, Flagship Georgia Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen Louisiana Municipal Bond Fund (formerly Nuveen Flagship Louisiana Municipal Bond Fund and prior to that, Flagship Louisiana Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); the Nuveen North Carolina Municipal Bond Fund (formerly Nuveen Flagship North Carolina Municipal Bond Fund and prior to that, Flagship North Carolina Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust); and the Nuveen Tennessee Municipal Bond Fund (formerly Nuveen Flagship Tennessee Municipal Bond Fund and prior to that, Flagship Tennessee Double Tax Exempt Fund, a series of the Flagship Tax Exempt Funds Trust). Certain matters under the Investment Company Act of 1940 that must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each Fund affected by such matter.

   The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all loss and expense of any shareholder personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself were unable to meet its obligations. The Trust believes the likelihood of these circumstances is remote.

Portfolio Securities

   As described in the Prospectus, each Fund invests substantially all of its assets (at least 80%) in a portfolio of Municipal Obligations free from regular federal, state and, in some cases, local income tax in each Fund's respective state, which generally will be Municipal Obligations issued within the Fund's respective state. In general, Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including construction of a wide range of public facilities such as airports, bridges, highways, hospitals, housing, mass transportation, schools, streets and water and sewer works. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-rated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax.

   The investment assets of each Fund will consist of (1) Municipal Obligations which are rated at the time of purchase within the four highest grades (Baa or BBB or better) by Moody's Investors Service, Inc. ("Moody's"), by Standard and Poor's Corporation ("S&P") or by Fitch, Inc. ("Fitch"), (2) unrated Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to bonds rated within the four highest grades by Moody's, S&P or Fitch, except that the Fund may not invest more than 20% of its net assets in unrated bonds and (3) temporary investments as described below, the income from which may be subject to state income tax or to both federal and state income taxes. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   As described in the Prospectus, each Fund may invest in Municipal Obligations that constitute participations in a lease obligation or installment purchase contract obligation (hereafter collectively called "lease obligations") of a municipal authority or entity. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although nonappropriation lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. A Fund will seek to minimize the special risks associated with such securities by only investing in those nonappropriation leases where Nuveen Advisory has determined that the issuer has a strong incentive to continue making appropriations and timely payment until the security's maturity. Some lease obligations may be illiquid under certain circumstances. Lease obligations normally provide a premium interest rate which along with regular amortization of the principal may make them attractive for a portion of the assets of the Funds.

   Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

Investments in Inverse Floating Rate Securities

   The Funds may invest in inverse floating rate municipal securities or "inverse floaters," whose rates vary inversely to interest rates on a specified index or on another instrument. Such securities involve special risks as compared to conventional fixed-rate bonds. Should short-term interest rates rise, a fund's investment in inverse floaters likely would adversely affect the fund's earnings and distributions to shareholders. Also, because changes in the interest rate on the other security or index inversely affect the rate of interest received on an inverse floater, and because inverse floaters essentially represent a leveraged investment in a long-term bond, the value of an inverse floater is generally more volatile than that of a conventional fixed-rate bond having similar credit quality, redemption provisions and maturity. Although volatile in value, inverse floaters typically offer the potential for yields substantially exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. The markets for such securities may be less developed and have less liquidity than the markets for conventional securities. Each Fund, as a non-fundamental policy that may be changed by the Board of Trustees, will not invest more than 15% of its total assets in inverse floaters.

Portfolio Trading and Turnover

   The Funds will make changes in their investment portfolio from time to time in order to take advantage of opportunities in the municipal market and to limit exposure to market risk. The Funds may also engage to a limited extent in short-term trading consistent with their investment objective. Securities may be sold in anticipation of market decline or purchased in anticipation of market rise and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what Nuveen Advisory believes to be a temporary disparity in the normal yield relationship between the two securities. Each Fund may make changes in its investment portfolio in order to limit its exposure to changing market conditions. Changes in a Fund's investments are known as "portfolio turnover." While it is impossible to predict future portfolio turnover rates, the annual portfolio turnover rate for each Fund is generally not expected to exceed 75%. However, each Fund reserves the right to make changes in its investments whenever it deems such action advisable and, therefore, a Fund's annual portfolio turnover rate may exceed 75% in particular years depending upon market conditions.


   The portfolio turnover rates for the 2002 and 2003 fiscal years for the Funds were:



                                                        Fiscal Year
                                                        ----------
                                                        2002  2003
                                                        ----  ----
              Nuveen Georgia Municipal Bond Fund.......  41%   15%
              Nuveen Louisiana Municipal Bond Fund.....  13    11
              Nuveen North Carolina Municipal Bond Fund  15    17
              Nuveen Tennessee Municipal Bond Fund.....  20    13


When-Issued Securities or Delayed-Delivery Securities

   Each Fund may purchase and sell Municipal Obligations on a when-issued or delayed-delivery basis. When-issued and delayed-delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to purchase securities on a when-issued or delayed-delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed-delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed-delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed-delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Funds will maintain designated readily marketable assets at least equal in value to commitments to purchase when-issued or delayed-delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt. The Funds commonly engage in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed-delivery transactions in order to manage its operations more effectively.

   Each Fund also may buy when-issued and delayed-delivery securities that settle more than 60 days after purchase. These transactions are called "forwards." Municipal "forwards" pay higher interest after settlement than standard bonds, to compensate the buyer for bearing market risk and deferring income during the settlement period, and can often be bought at attractive prices and yields. If a Fund knows that a portfolio bond will, or is likely to, be called or mature on a specific future date, the Fund may buy forwards settling on or about that date to replace the called or maturing bond and "lock in" a currently attractive interest rate.

Zero Coupon Bonds

   The Funds may invest in zero coupon bonds. Zero coupon bonds make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, market interest rates, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not receive any return on its investment. Because zero coupon securities pay no coupon interest, their value is generally more volatile when interest rates change than the value of bonds of the same maturity that pay coupon interest.

Special Considerations Relating to Municipal Obligations of Designated States


   As described in the Prospectus, except for investments in temporary investments, each Fund will invest substantially all of its assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state, generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Brief summaries of these factors are contained in the Prospectus. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.



Factors Pertaining to Georgia



   From 1994 to 2000, Georgia benefited from steady economic and employment growth as a result of the State's stable and broad-based trade/services economy, low average cost of living, and extensive transportation infrastructure. Employment began to decline in 2001, with jobs attributable to services and wholesale and retail trade no longer offsetting job cuts within the manufacturing sector. Conditions are even weaker in the Atlanta metropolitan area due to overbuilding and the general economic weakness of the metro area economy. Continued economic recovery in Georgia will depend on ongoing improvement in the U.S. economy to stimulate an employment recovery in manufacturing.



   The State's unemployment level declined to 5.0% in July 2003 from 5.2% in July 2002, well below the national average of 6.2% in July 2003. Per capita income in 2002 was $28,821, which is approximately 93% of the national average of $30,941.



   Georgia enacted a $14.7 billion general fund budget for 2004. This budget is based on a projected 7.8% increase in revenues and 6.3% increase in appropriations. It also includes $175 million in tobacco settlement funding.



   As of September 4, 2003, Georgia's general obligation debt carried AAA ratings from Standard & Poor's, Moody's, and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to Louisiana



   Louisiana's economic base has experienced some improvement and slow diversification after the recession of the 1980's. However, Louisiana continues to lag the Southeast and the nation with respect to economic growth. The State continues to be reliant on oil and gas related industries, which are sensitive to economic downturns. The gaming industry has been relatively stable and appears to be most successful in Lake Charles and Shreveport because of the proximity to Texas.



   Tourism is becoming increasingly important to the economy, especially with the emergence of the gaming industry in Louisiana. The sector has experienced consistent growth in recent years and generated significant state and local taxes.



   The unemployment rate for the State was 7.4% in July 2003, well above both the national average of 6.2% in July 2003, and the State average of 6.1% in July 2002. Per capita personal income increased 4% to $25,446 in 2002, which is approximately 82% of the national average of $30,941.



   The State of Louisiana has made significant progress in improving its financial structure by matching one-time expenditures with one-time revenues, reducing debt burden, and building its rainy day fund. State finances also benefited from Medicaid and welfare spending controls. The State's ability to react to budget challenges has been greatly strengthened. Louisiana is expected to end fiscal year 2003 with a modestly negative unreserved general fund balance; however, it has ample liquidity in the form of other designated fund balances. The fiscal 2004 budget is balanced with total appropriations of $16 billion, which is approximately 3.3% below the fiscal 2003 level.



   As of September 4, 2003, the State's general obligation bonds were rated A1 by Moody's, A+ by Standard and Poor's, and A+ by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.



Factors Pertaining to North Carolina



   North Carolina's economy is slowly climbing out of a recession that started in 2001. Gross State Product declined by 1% in 2001 and 1.5% in 2002. It is expected to be modestly positive in 2003. North Carolina has begun to diversify its manufacturing base; however, it is still strongly influenced by textiles, furniture, and tobacco. North Carolina is positioned to benefit by increased defense spending, as well as increased tourism and trade. In July, the governor signed a $14.8 billion budget that included a $130 million appropriation to a "rainy day" fund. Long-term prospects for North Carolina are more positive with the State's diversified economic base expected to outperform the nation despite recent weakness.



   The State's unemployment rate was 6.6% in July 2003, above the national average of 6.2% in July 2003, but below the State's 6.8% rate in July 2002. Per capita income in 2002 was $27,711, which is 90% of the national average of $30,941.

   As of September 4, 2003, Moody's rated North Carolina's debt Aa1/Stable and Standard & Poor's and Fitch gave it a AAA rating. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.





Factors Pertaining to Tennessee



   Tennessee's economy is broadly diversified among manufacturing and related retail and service industries. Job creation has begun to recover from the recession in 2001 and 2002. Even though FedEx is expected to cut over 2,000 managerial jobs, there are 3,200 new jobs being announced by other employers. Modest growth is expected in Tennessee's Gross State Product in calendar year 2003 at a rate of 2.5%.



   Tennessee's unemployment rate in July 2003 was 5.0% compared to the national average of 6.2% in July 2003 and the State's 5.1% average in July 2002. Per capita income was $27,671 in 2002, which is approximately 89% of the national average of $30,941.



   As of September 4, 2003, Tennessee's general obligation debt carried a rating of Aa2 with a negative outlook by Moody's, AA with a negative outlook by Standard and Poor's, and AA by Fitch. The outlook for the State remains negative because even though the State has taken positive steps to address the current deficit, long-term budget issues persist. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.




Hedging and Other Defensive Actions

   Each Fund may periodically engage in hedging transactions. Hedging is a term used for various methods of seeking to preserve portfolio capital value of offsetting price changes in one investment through making another investment whose price should tend to move in the opposite direction. It may be desirable and possible in various market environments to partially hedge the portfolio against fluctuations in market value due to interest rate fluctuations by investment in financial futures and index futures as well as related put and call options on such instruments. Both parties entering into an index or financial futures contract are required to post an initial deposit of 1% to 5% of the total contract price. Typically, option holders enter into offsetting closing transactions to enable settlement in cash rather than take delivery of the position in the future of the underlying security. Each Fund will only sell covered futures contracts, which means that the Fund segregates assets equal to the amount of the obligations.

   These transactions present certain risks. In particular, the imperfect correlation between price movements in the futures contract and price movements in the securities being hedged creates the possibility that losses on the hedge by a Fund may be greater than gains in the value of the securities in such series' portfolio. In addition, futures and options markets may not be liquid in all circumstances. As a result, in volatile markets a Fund may not be able to close out the transaction without incurring losses substantially greater than the initial deposit. Finally, the potential daily deposit requirements in futures contracts create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to hedging transactions will reduce yield. Net gains, if any, from hedging and other portfolio transactions will be distributed as taxable distributions to shareholders.

   No Fund will make any investment (whether an initial premium or deposit or a subsequent deposit) other than as necessary to close a prior investment if, immediately after such investment, the sum of the amount of its premiums and deposits would exceed 5% of such series' net assets. Each series will invest in these instruments only in markets believed by the investment adviser to be active and sufficiently liquid. For further information regarding these investment strategies and risks presented thereby, see Appendix B to this Statement of Additional Information.

   Each Fund reserves the right for liquidity or defensive purposes (such as thinness in the market for municipal securities or an expected substantial decline in value of long-term obligations), to temporarily invest up to 20% of its assets in obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities, including up to 5% in adequately collateralized repurchase agreements relating thereto. Interest on each instrument is taxable for federal income tax purposes and would reduce the amount of tax-free interest payable to shareholders.


Short-Term Investments

   The Prospectus discusses briefly the ability of the Funds to invest a portion of their assets in federally tax-exempt or taxable short-term securities or shares of money market funds ("short-term investments"). Short-term investments will not exceed 20% of a Fund's assets except when made for defensive purposes. The Funds will invest only in taxable short-term investments that are either U.S. Government securities or are rated within the highest grade by Moody's, S&P, or Fitch and mature within one year from the date of purchase or carry a variable or floating rate of interest. See Appendix A for more information about ratings by Moody's, S&P, and Fitch.

   The Funds may invest in the following federally tax-exempt short-term investments:

      Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

      Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

      Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

      Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

      Bank Notes are notes issued by local government bodies and agencies as those described above to commercial banks as evidence of borrowings. The purposes for which the notes are issued are varied but they are frequently issued to meet short-term working capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

      Tax-Exempt Commercial Paper (Municipal Paper) represents very short-term unsecured, negotiable promissory notes, issued by states, municipalities and their agencies. Payment of principal and interest on issues of municipal paper may be made from various sources, to the extent the funds are available therefrom. Maturities of municipal paper generally will be shorter than the maturities of TANs, BANs or RANs. There is a limited secondary market for issues of municipal paper.

   Certain Municipal Obligations may carry variable or floating rates of interest whereby the rate of interest is not fixed, but varies with changes in specified market rates or indices, such as a bank prime rate or a tax-exempt money market index.

   While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace and each Fund may invest in such other types of notes to the extent permitted under its investment objective, policies and limitations. Such notes may be issued for different purposes and may be secured differently from those mentioned above.

      Money Market Funds that pay interest income exempt from regular federal and, in some cases, state and local income taxes. The Funds will bear its proportionate share of the money market fund's fees and expenses.

      U.S. Government Direct Obligations are issued by the United States Treasury and include bills, notes and bonds.

       --Treasury bills are issued with maturities of up to one year. They are issued in bearer form, are sold on a discount basis and are payable at par value at maturity.

       --Treasury notes are longer-term interest bearing obligations with original maturities of one to seven years.

       --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

   U.S. Government Agencies Securities--Certain federal agencies have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not limited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States, and Tennessee Valley Authority. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no assurance that the United States Government itself will pay interest and principal on securities as to which it is not legally so obligated.

   The Funds may also invest in the following taxable short-term investments:

   Certificates of Deposit (CDs)--A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. CDs are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denominated CDs issued by U.S. banks with assets of $1 billion or more.

   Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

   Money Market Funds--These funds pay interest income that is taxable on the federal and state levels. The Funds will bear their proportionate share of the money market fund's fees and expenses.

   Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than one year remaining until maturity or if they carry a variable or floating rate of interest.

   Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or Municipal Obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during a Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opinion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but a Fund might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited. Nuveen Advisory will monitor the value of collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon price. In the event the value of the collateral declined below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price. Each of the Funds will not invest more than 10% of its assets in repurchase agreements maturing in more than seven days.

MANAGEMENT OF THE TRUST

Directors and Officers


   The management of the Trust, including general supervision of the duties performed for the Trust under the Investment Management Agreement, is the responsibility of the Board of Trustees of the Trust. The number of trustees of the Trust is currently set at 12, one of whom is an "interested person" (as the term is defined in the Investment Company Act of 1940) and 11 of whom are not interested persons (after referred to as "independent trustee"). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Trust, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.



                                                                                                  Number of
                                                                                                 Portfolios
                                   Positions and Offices                                           in Fund
                                       with the Trust             Principal Occupations            Complex
         Name                      and Year First Elected     Including Other Directorships      Overseen by
      and Address        Birthdate      or Appointed             During Past Five Years            Trustee
      -----------        --------- ----------------------     -----------------------------      -----------

Trustee who is an interested person of the Trust:
-------------------------------------------------

Timothy R. Schwertfeger*  3/28/49     Chairman of the     Chairman and Director (since 1996)         140
333 West Wacker Drive                 Boards and          of Nuveen Investments, Inc.,
Chicago, IL 60606                     Trustee, 1996       Nuveen Investments, LLC, Nuveen
                                                          Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.;
                                                          Chairman and Director (since 1997)
                                                          of Nuveen Asset Management, Inc.;
                                                          Director (since 1996) of Institutional
                                                          Capital Corporation; Chairman and
                                                          Director (since 1999) of Rittenhouse
                                                          Asset Management, Inc.; Chairman
                                                          (since 2002) of Nuveen Investment
                                                          Advisers Inc.

Trustees who are not interested persons of the Trust:
-----------------------------------------------------

William E. Bennett       10/16/46     Trustee,            Private Investor; previously,              140
333 West Wacker Drive                 2003                President and Chief Executive
Chicago, IL 60606                                         Officer, Draper & Kramer, Inc., a
                                                          private company that handles
                                                          mortgage banking, real estate
                                                          development, pension advisory and
                                                          real estate management (1995-1998).
                                                          Prior thereto, Executive Vice
                                                          President and Chief Credit Officer of
                                                          First Chicago Corporation and its
                                                          principal subsidiary, The First
                                                          National Bank of Chicago.

Robert P. Bremner         8/22/40     Trustee,            Private Investor and Management            134
333 West Wacker Drive                 1997                Consultant.
Chicago, IL 60606

Lawrence H. Brown         7/29/34     Trustee,            Retired (since 1989) as Senior Vice        134
333 West Wacker Drive                 1993                President of The Northern Trust
Chicago, IL 60606                                         Company; Director of the United
                                                          Way Highland Park--Highwood
                                                          (since 2002).

--------
  *Mr. Schwertfeger is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, because he is an officer and director of Nuveen Advisory.

                                                                                              Number of
                                                                                             Portfolios
                                Positions and Offices                                          in Fund
                                    with the Trust             Principal Occupations           Complex
        Name                    and Year First Elected     Including Other Directorships     Overseen by
     and Address      Birthdate      or Appointed             During Past Five Years           Trustee
     -----------      --------- ----------------------     -----------------------------     -----------

Jack B. Evans         10/22/48         Trustee,        President, The Hall-Perrine                70
333 West Wacker Drive                  2003            Foundation, a private philanthropic
Chicago, IL 60606                                      corporation (since 1996); Director,
                                                       Alliant Energy; Director and Vice
                                                       Chairman, United Fire & Casualty
                                                       Company; Director, Federal Reserve
                                                       Bank of Chicago; formerly,
                                                       President and Chief Operating
                                                       Officer, SCI Financial Group, Inc., a
                                                       regional financial services firm.

Anne E. Impellizzeri   1/26/33         Trustee,        Retired; formerly, Executive Director     134
333 West Wacker Drive                  1994            (1998-2001) of Manitoga (Center for
Chicago, IL 60606                                      Russel Wright's Design with
                                                       Nature); formerly, President and
                                                       Executive Officer of Blanton-Peale
                                                       Institutes Chief of Religion and
                                                       Health (since 1990); prior thereto,
                                                       Vice President, Metropolitan Life
                                                       Insurance Co.

William L. Kissick     7/29/32         Trustee,        Professor Emeritus, School of              70
333 West Wacker Drive                  2003            Medicine and the Wharton School
Chicago, IL 60606                                      of Management and former
                                                       Chairman, Leonard Davis Institute
                                                       of Health Economics, University of
                                                       Pennsylvania; Adjunct Professor,
                                                       Health Policy and Management,
                                                       Yale University.

Thomas E. Leafstrand  11/11/31         Trustee,        Retired; previously, Vice President        70
333 West Wacker Drive                  2003            in charge of Municipal Underwriting
Chicago, IL 60606                                      and Dealer Sales at The Northern
                                                       Trust Company.

Peter R. Sawers         4/3/33         Trustee,        Adjunct Professor of Business and         134
333 West Wacker Drive                  1991            Economics, University of Dubuque,
Chicago, IL 60606                                      Iowa; formerly (1991-2000) Adjunct
                                                       Professor, Lake Forest Graduate
                                                       School of Management, Lake Forest,
                                                       Illinois; prior thereto, Executive
                                                       Director, Towers Perrin Australia, a
                                                       management consulting firm;
                                                       Chartered Financial Analyst;
                                                       Director, Executive Service Corps of
                                                       Chicago a not-for-profit
                                                       organization; Certified Management
                                                       Consultant.

                                                                                              Number of
                                                                                             Portfolios
                                Positions and Offices                                          in Fund
                                    with the Trust             Principal Occupations           Complex
        Name,                   and Year First Elected     Including Other Directorships     Overseen by
     and Address      Birthdate      or Appointed             During Past Five Years           Officer
     -----------      --------- ----------------------     -----------------------------     -----------

William J. Schneider   9/24/44   Trustee,              Senior Partner and Chief Operating        134
333 West Wacker Drive            1997                  Officer, Miller-Valentine Group,
Chicago, IL 60606                                      Vice President, Miller-Valentine
                                                       Realty, a construction company;
                                                       Chair, Miami Valley Hospital; Chair,
                                                       Dayton Development Coalition;
                                                       formerly, Member, Community
                                                       Advisory Board, National City Bank,
                                                       Dayton, Ohio and Business
                                                       Advisory Council, Cleveland Federal
                                                       Reserve Bank.

Judith M. Stockdale   12/29/47   Trustee,              Executive Director, Gaylord and           134
333 West Wacker Drive            1997                  Dorothy Donnelley Foundation
Chicago, IL 60606                                      (since 1994); prior thereto,
                                                       Executive Director, Great Lakes
                                                       Protection Fund (from 1990 to
                                                       1994).

Sheila W. Wellington   2/24/32   Trustee,              President (since 1993) of Catalyst
333 West Wacker Drive            2003                  (a not-for-profit organization
Chicago, IL 60606                                      focusing on women's leadership
                                                       development in business and the
                                                       professions).                              70

Officers of the Trust:
----------------------

Gifford R. Zimmerman    9/9/56   Chief Administrative  Managing Director (since 2002),           140
333 W. Wacker Drive                Officer,            Assistant Secretary and Associate
Chicago, IL 60606                1996                  General Counsel, formerly, Vice
                                                       President and Assistant General
                                                       Counsel, of Nuveen Investments, LLC;
                                                       Managing Director (since 2002),
                                                       General Counsel (since 1998) and
                                                       Assistant Secretary, formerly, Vice
                                                       President of Nuveen Advisory Corp.
                                                       and Nuveen Institutional Advisory
                                                       Corp.; Managing Director (since 2002)
                                                       and Assistant Secretary and Associate
                                                       General Counsel, formerly, Vice
                                                       President (since 2000) of Nuveen
                                                       Asset Management, Inc.; Assistant
                                                       Secretary of Nuveen Investments, Inc.
                                                       (since 1994); Assistant Secretary of
                                                       NWQ Investment Management
                                                       Company, LLC (since 2002); Vice
                                                       President and Assistant Secretary of
                                                       Nuveen Investments Advisers Inc.
                                                       (since 2002); Managing Director,
                                                       Associate General Counsel and
                                                       Assistant Secretary of Rittenhouse
                                                       Asset Management, Inc. (since May
                                                       2003); Chartered Financial Analyst;
                                                       Assistant Secretary (since 2003) of
                                                       Symphony Asset Management LLC.

                                                                                             Number of
                                                                                            Portfolios
                              Positions and Offices                                           in Fund
                                  with the Trust             Principal Occupations            Complex
       Name                   and Year First Elected     Including Other Directorships      Overseen by
    and Address     Birthdate      or Appointed             During Past Five Years            Officer
    -----------     --------- ----------------------     -----------------------------      -----------

Michael T. Atkinson   2/3/66    Vice President       Vice President (since 2002),               140
333 W. Wacker Drive               and Assistant      formerly, Assistant Vice President
Chicago, IL 60606                 Secretary,         (since 2000), previously, Associate
                                2000                 of Nuveen Investments.

Paul L. Brennan     11/10/66    Vice President,      Vice President (since 2002),               122
333 W. Wacker Drive             1999                 formerly, Assistant Vice President
Chicago, IL 60606                                    (since 1997), of Nuveen Advisory
                                                     Corp.; Chartered Financial Analyst
                                                     and Certified Public Accountant.

Peter H. D'Arrigo   11/28/67    Vice President and   Vice President of Nuveen                   140
333 W. Wacker Drive               Treasurer,         Investments, LLC (since 1999), prior
Chicago, IL 60606               1999                 thereto, Assistant Vice President
                                                     (from 1997); Vice President and
                                                     Treasurer (since 1999) of Nuveen
                                                     Investments, Inc.; Vice President
                                                     and Treasurer (since 1999) of
                                                     Nuveen Advisory Corp. and Nuveen
                                                     Institutional Advisory Corp.; Vice
                                                     President and Treasurer of Nuveen
                                                     Asset Management, Inc. (since 2002)
                                                     and of Nuveen Investment Advisers
                                                     Inc. (since 2002); Assistant Treasurer
                                                     of NWQ Investment Management
                                                     Company, LLC (since 2002);
                                                     Treasurer (since 2003) of Symphony
                                                     Asset Management LLC; Chartered
                                                     Financial Analyst.

Susan M. DeSanto      9/8/54    Vice President,      Vice President of Nuveen Advisory          140
333 W. Wacker Drive             2001                 Corp. (since 2001); previously,
Chicago, IL 60606                                    Vice President of Van Kampen
                                                     Investment Advisory Corp. (since
                                                     1998).

Jessica R. Droeger   9/24/64    Vice President       Vice President (since 2002),               140
333 W. Wacker Drive               and Secretary,     Assistant Secretary and Assistant
Chicago, IL 60606               2000                 General Counsel (since 1998)
                                                     formerly, Assistant Vice President
                                                     (since 1998) of Nuveen Investments,
                                                     LLC; Vice President (since 2002) and
                                                     Assistant Secretary (since 1998)
                                                     formerly, Assistant Vice President of
                                                     Nuveen Advisory Corp.; and
                                                     Nuveen Institutional Advisory Corp.

Lorna C. Ferguson   10/24/45    Vice President,      Vice President of Nuveen                   140
333 W. Wacker Drive             1998                 Investments, LLC; Vice President
Chicago, IL 60606                                    (since 1998) of Nuveen Advisory
                                                     Corp. and Nuveen Institutional
                                                     Advisory Corp.

                                                                                               Number of
                                                                                              Portfolios
                                Positions and Offices                                           in Fund
                                    with the Trust             Principal Occupations            Complex
        Name                    and Year First Elected     Including Other Directorships      Overseen by
     and Address      Birthdate      or Appointed             During Past Five Years            Officer
     -----------      --------- ----------------------     -----------------------------      -----------

William M. Fitzgerald  3/2/64     Vice President,      Managing Director (since 2002),            140
333 W. Wacker Drive               1997                 formerly, Vice President of Nuveen
Chicago, IL 60606                                      Investments; Managing Director
                                                       (since 1997), of Nuveen Advisory
                                                       Corp. and Nuveen Institutional
                                                       Advisory Corp.; Managing Director
                                                       of Nuveen Asset Management, Inc.
                                                       (since 2001); Vice President of
                                                       Nuveen Investments Advisers Inc.
                                                       (since 2002); Chartered Financial
                                                       Analyst.

Stephen D. Foy         5/31/54    Vice President and   Vice President (since 1993) and            140
333 W. Wacker Drive                 Controller,        Funds Controller (since 1998) of
Chicago, IL 60606                 1997                 Nuveen Investments, LLC, Vice
                                                       President and Funds Controller
                                                       (since 1998) of Nuveen Investments,
                                                       Inc.; Certified Public Accountant.

J. Thomas Futrell      7/5/55     Vice President,      Vice President of Nuveen Advisory          122
333 W. Wacker Drive               1997                 Corp.; Chartered Financial Analyst.
Chicago, IL 60606

Richard A. Huber       3/26/63    Vice President,      Vice President of Nuveen                   122
333 W. Wacker Drive               1997                 Institutional Advisory Corp. (since
Chicago, IL 60606                                      1998) and Nuveen Advisory Corp.
                                                       (since 1997); prior thereto, Vice
                                                       President and Portfolio Manager of
                                                       Flagship Financial, Inc.

Steven J. Krupa        8/21/57    Vice President,      Vice President of Nuveen Advisory          122
333 W. Wacker Drive               1997                 Corp.
Chicago, IL 60606

David J. Lamb          3/22/63    Vice President,      Vice President (since 2000) of             140
333 W. Wacker Drive               2000                 Nuveen Investments, LLC,
Chicago, IL 60606                                      previously Assistant Vice President
                                                       (since 1999); prior thereto, Associate
                                                       of Nuveen Investments; Certified
                                                       Public Accountant.

Tina M. Lazar          8/27/61    Vice President,      Vice President of Nuveen                   140
333 West Wacker Drive             2002                 Investments, LLC (since 1999); prior
Chicago, IL. 60606                                     thereto, Assistant Vice President
                                                       (since 1993).


                                                                                                 Number of
                                                                                                Portfolios
                                  Positions and Offices                                           in Fund
                                      with the Trust             Principal Occupations            Complex
         Name                     and Year First Elected     Including Other Directorships      Overseen by
      and Address       Birthdate      or Appointed             During Past Five Years            Officer
      -----------       --------- ----------------------     -----------------------------      -----------

Larry W. Martin          7/27/51    Vice President and   Vice President, Assistant Secretary        140
333 W. Wacker Drive                   Assistant          and Assistant General Counsel of
Chicago, IL 60606                     Secretary,         Nuveen Investments, LLC; Vice
                                    1997                 President and Assistant Secretary of
                                                         Nuveen Advisory Corp. and Nuveen
                                                         Institutional Advisory Corp.;
                                                         Assistant Secretary of Nuveen
                                                         Investments, Inc.; Assistant Secretary
                                                         of Nuveen Asset Management, Inc.
                                                         (since 1997); Vice President (since
                                                         2000), Assistant Secretary and
                                                         Assistant General Counsel (since
                                                         1998) of Rittenhouse Asset
                                                         Management, Inc.; Vice President
                                                         and Assistant Secretary of Nuveen
                                                         Investments Advisers Inc. (since
                                                         2002); Assistant Secretary of NWQ
                                                         Investment Management Company,
                                                         LLC (since 2002); Assistant Secretary
                                                         (since 2003) of Symphony Asset
                                                         Management LLC.

Edward F. Neild, IV       7/7/65    Vice President,      Managing Director (since 2002),            140
333 W. Wacker Drive                 1997                 formerly, Vice President of Nuveen
Chicago, IL 60606                                        Investments; Managing Director
                                                         (since 1997) of Nuveen Advisory
                                                         Corp. and Nuveen Institutional
                                                         Advisory Corp.; Managing Director
                                                         of Nuveen Asset Management, Inc.
                                                         (since 1999); Chartered Financial
                                                         Analyst.

Thomas J. O'Shaughnessy   9/4/60    Vice President,      Vice President (since January 2002),       122
333 W. Wacker Drive                 2002                 formerly, Assistant Vice President
Chicago, IL 60606                                        (1998), of Nuveen Advisory Corp.;
                                                         prior thereto, portfolio manager.

Thomas C. Spalding       7/31/51    Vice President,      Vice President of Nuveen Advisory          122
333 W. Wacker Drive                 1997                 Corp. and Nuveen Institutional
Chicago, IL 60606                                        Advisory Corp.; Chartered Financial
                                                         Analyst.

   The Board of Trustees has five standing committees: the executive committee, the audit committee, the nominating and governance committee, the dividend committee and the valuation committee.



   Robert P. Bremner, Anne E. Impellizzeri and Timothy R. Schwertfeger, Chair, serve as members of the executive committee of the Board of Trustees of the Fund. The executive committee, which meets between regular meetings of the Board of Trustees, is authorized to exercise all of the powers of the Board of Trustees.



   The audit committee monitors the accounting and reporting policies and practices of the Trust, the quality and integrity of the financial statements of the Trust, compliance by the Trust with legal and regulatory requirements and the independence and performance of the external and internal auditors. The members of the audit committee are William J. Schneider (Chair), William E. Bennett, Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, Thomas E. Leafstrand and Peter R. Sawers.



   The nominating and governance committee is responsible for Board selection and tenure, selection and review of committees, and Board education and operations. In addition, the committee monitors performance of legal counsel and other service providers, periodically reviews and makes recommendations about any appropriate changes to director compensation, and has the resources and authority to discharge its responsibilities, including retaining special counsel and other experts or consultants at the expense of the Trust. In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors. The members of the nominating and governance committee are Robert P. Bremner, Chair, William E. Bennett, Lawrence H. Brown, Jack B. Evans, Anne E. Impellizzeri, William L. Kissick, Thomas E. Leafstrand, Peter R. Sawers, William J. Schneider, Judith M. Stockdale and Sheila W. Wellington.



   The dividend committee is authorized to declare distributions on the Trust's shares including, but not limited to regular and special dividends, capital gains and ordinary income distributions. The members of the dividend committee are Timothy R. Schwertfeger, Chair, Lawrence H. Brown, Jack B. Evans and Thomas
E. Leafstrand.



   The valuation committee oversees the Trust's Pricing Procedures including, but not limited to, the review and approval of fair value pricing determinations made by Nuveen's Valuation Group. Lawrence H. Brown, Thomas E. Leafstrand and Judith M. Stockdale are the current members of the valuation committee.



   Trustees Evans, Kissick, Leafstrand and Wellington are directors or trustees, as the case may be, of 30 Nuveen open-end funds and 22 Nuveen closed-end funds managed by Nuveen Advisory and 6 open-end funds and 12 closed-end funds managed by Nuveen Institutional Advisory Corp. Trustees Bremner, Brown, Impellizzeri, Sawers, Schneider and Stockdale are also directors or trustees, as the case may be, of 30 open-end and 92 closed-end funds managed by Nuveen Advisory and 6 open-end funds and 6 closed-end funds managed by Nuveen Institutional Advisory Corp.





   Mr. Schwertfeger and Mr. Bennett are directors or trustees, as the case may be, of 30 open-end funds and 92 closed-end funds advised by Nuveen Advisory and 6 open-end funds and 12 closed-end funds advised by Nuveen Institutional Advisory Corp.

   The following table sets forth the dollar range of equity securities beneficially owned by each trustee as of December 31, 2002:



                                                Aggregate Dollar Range of
                                                Equity Securities in All
                                                  Registered Investment
                               Dollar Range of    Companies Overseen by
                              Equity Securities   Trustee in Family of
      Name of Trustee           in the Trust      Investment Companies
      ---------------         ----------------- -------------------------
      Timothy R. Schwertfeger    $         0           Over $100,000
      William E. Bennett.....    $         0        $50,001-$100,000
      Robert P. Bremner......    $         0         $10,001-$50,000
      Lawrence H. Brown......    $         0        $50,001-$100,000
      Jack B. Evans..........    $         0           Over $100,000
      Anne E. Impellizzeri...    $         0         $10,001-$50,000
      William L. Kissick.....    $         0        $50,001-$100,000
      Thomas E. Leafstrand...    $         0           Over $100,000
      Peter R. Sawers........    $         0           Over $100,000
      William S. Schneider...    $         0           Over $100,000
      Judith M. Stockdale....    $         0         $10,001-$50,000
      Sheila W. Wellington...    $         0           Over $100,000


   No independent trustee who is not an interested person of the Trust owns beneficially or of record, any security of Nuveen Advisory, Nuveen or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Nuveen Advisory or Nuveen.

   The Trust does not have a retirement or pension plan. The officers and trustees affiliated with Nuveen serve without any compensation from the Trust. The Trust has a deferred compensation plan (the "Plan") that permits any independent trustee who is not an "interested person" of the Trust to elect to defer receipt of all or a portion of his or her compensation as an independent trustee. The deferred compensation of a participating trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the trustee. The value of the trustee's deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen funds. At the time for commencing distributions from a trustee's deferral account, the independent trustee may elect to receive distributions in a lump sum or over a period of five years. The Trust will not be liable for any other fund's obligations to make distributions under the Plan.


   The following table sets forth compensation paid by the Trust to each of the independent trustees and the total compensation paid to each independent trustee during the fiscal year ended May 31, 2003.




                                               Amount of      Total
                                                 Total     Compensation
                                 Aggregate   Compensation   from Fund
                                Compensation that Has Been   and Fund
            Name of Trustee     From Fund/1/  Deferred/2/    Complex
            ---------------     ------------ ------------- ------------
        Robert P. Bremner......    $1,777        $107       $85,000/3/
        Lawrence H. Brown......    $1,915        $ --       $88,500/3/
        Anne E. Impellizzeri...    $1,807        $716       $84,750/3/
        Peter R. Sawers........    $1,769        $702       $84,500/3/
        William J. Schneider...    $1,790        $710       $84,000/3/
        Judith M. Stockdale....    $1,746        $185       $84,000/3/
        William E. Bennett/5/..    $   --        $ --       $55,567/4/
        Jack B. Evans/5/.......    $   --        $ --       $51,833/4/
        William L. Kissick/5/..    $   --        $ --       $50,883/4/
        Thomas E. Leafstrand/5/    $   --        $ --       $53,783/4/
        Sheila W. Wellington/5/    $   --        $ --       $48,833/4/

--------

/(1/)The compensation paid to the independent trustees for the fiscal year ended May 31, 2003 for services to the Trust.



/(2/)Pursuant to a deferred compensation agreement with the Trust, deferred amounts are treated as though an equivalent dollar amount has been invested in shares of one or more eligible Nuveen Funds. The amounts provided are the total deferred fees (including the return from the assumed investment in the eligible Nuveen Funds) payable from the Trust.



/(3/)Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending May 31, 2003 for services to the open-end and closed-end funds advised by Nuveen Advisory.



/(4/)Based on the compensation paid (including any amounts deferred) to the trustees for the one year period ending May 31, 2003 for services to the open-end and closed-end funds advised by Nuveen Institutional Advisory Corp.



/(5/)Trustee was elected to the Board of the Trust on July 28, 2003. No compensation was paid to the Trustee for the one year period ended May 31, 2003 for services to the Trust or any of the open-end and closed-end funds advised by Nuveen Advisory.





   For all Nuveen Funds overseen, independent board members receive a $65,000 annual retainer plus (a) a fee of $2,000 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board; (b) a fee of $1,000 per day for attendance in person where such in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled, board meeting; (c) a fee of $1,000 per day for attendance by telephone or in person at an Audit Committee meeting where in-person attendance is required and $500 per day for attendance by telephone or in person where in-person attendance is not required; (d) a fee of $500 per day for attendance in person or by telephone for a meeting of the dividend committee; (e) a fee of $500 per day for attendance in person at all other committee meetings on a day on which no regularly scheduled Board meeting is held in which in-person attendance is not required, plus, in each case, expenses incurred in attending such meetings. Compensation to the independent board members is allocated among the Nuveen family of funds based on assets per fund. The Trust requires no employees other than its officers, all of whom are compensated by Nuveen Advisory or Nuveen.



   Nuveen Investments, Inc. maintains charitable contributions programs to encourage the active support and involvement of individuals in the civic activities of their community. These programs include a matching contributions program and a direct contributions program. The independent trustees of the funds managed by Nuveen Advisory are eligible to participate in the charitable contributions program of Nuveen Investments, Inc. Under the matching program, Nuveen Investments, Inc. will match the personal contributions of a trustee to
Section 501(c)(3) organizations up to an aggregate maximum amount of $10,000 during any calendar year. Under its direct (non-matching) program, Nuveen Investments, Inc. makes contributions to qualifying Section 501(c)(3) organizations, as approved by the Corporate Contributions Committee of Nuveen Investments, Inc. The independent trustees are also eligible to submit proposals to the committee requesting that contributions be made under this program to Section 501(c)(3) organizations identified by the trustee, in an aggregate amount not to exceed $5,000 during any calendar year. Any contribution made by Nuveen Investments, Inc. under the direct program is made solely at the discretion of the Corporate Contributions Committee.



   The officers and trustees of each Fund, in the aggregate, own less than 1% of the shares of each of the Funds.



   The following table sets forth the percentage ownership of each person, who, as of September 3, 2003, owns of record, or is known by Registrant to own of record or beneficially 5% or more of any class of a Fund's shares.

                                                                           Percentage of
Name of Fund and Class               Name and Address of Owner               Ownership
------------------------------------ ------------------------------------- -------------
Nuveen Georgia Municipal Bond Fund
  Class A Shares.................... Merrill Lynch, Pierce, Fenner & Smith     25.47%
                                     for the sole benefit of its customers
                                     Attn: Fund Admin./970C4
                                     4800 Deer Lake Dr., E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Georgia Municipal Bond Fund
  Class B Shares.................... Merrill Lynch, Pierce, Fenner & Smith     36.13
                                     for the sole benefit of its customers
                                     Attn: Fund Admin./97NC2
                                     4800 Deer Lake Dr., E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Georgia Municipal Bond Fund
  Class C Shares.................... Merrill Lynch, Pierce, Fenner & Smith     41.10
                                     for the sole benefit of its customers
                                     Attn: Fund Admin./97C83
                                     4800 Deer Lake Dr., E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Georgia Municipal Bond Fund   Robert A. Scott                           13.21
  Class R Shares.................... Faye Donley Scott
                                     2065 Compton Way
                                     Alpharetta, GA 30022-7125

                                     Marcia B. Crouch                           6.75
                                     22780 Fairmount Blvd.
                                     Cleveland, OH 44118-4834

                                     Christine M. Wade                         58.57
                                     Wade Living Trust
                                     U/A/ 04/13/98
                                     105 Autumn Glen Circle Apt. 414
                                     Fayetteville, GA 30215-6878

Nuveen Louisiana Municipal Bond Fund
  Class A Shares.................... Merrill Lynch, Pierce, Fenner & Smith     38.59
                                     for the sole benefit of its customers
                                     Attn: Fund Admin./70079
                                     4800 Deer Lake Dr., E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Louisiana Municipal Bond Fund
  Class B Shares.................... Merrill Lynch, Pierce, Fenner & Smith     41.48
                                     for the sole benefit of its customers
                                     Attn: Fund Admin./97NC5
                                     4800 Deer Lake Dr., E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Louisiana Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith     28.95
  Class C Shares.................... for the sole benefit of its customers
                                     Attn: Fund Admin./97DD4
                                     4800 Deer Lake Dr., E. Fl 3
                                     Jacksonville, FL 32246-6484

                                                                                Percentage of
Name of Fund and Class                    Name and Address of Owner               Ownership
----------------------------------------- ------------------------------------- -------------
Nuveen Louisiana Municipal Bond Fund      Richard L. Lucas                          65.96%
  Class R Shares......................... 3846 Independence Dr.
                                          Alexandria, LA 71303-3533

                                          Jack L. Roberts                           26.50
                                          and Ethelene Roberts
                                          JT WROS
                                          141 Island Rd.
                                          Marksville, LA 71351-4514

                                          Pershing LLC                               7.54
                                          P.O. Box 2052
                                          Jersey City, NJ 07303-2052

Nuveen North Carolina Municipal Bond Fund
  Class A Shares......................... Merrill Lynch, Pierce, Fenner & Smith     11.47
                                          for the sole benefit of its customers
                                          Attn: Fund Admin./970C6
                                          4800 Deer Lake Dr., E. Fl 3
                                          Jacksonville, FL 32246-6484

Nuveen North Carolina Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith     11.56
  Class B Shares......................... for the sole benefit of its customers
                                          Attn: Fund Admin./97NC8
                                          4800 Deer Lake Dr., E. Fl 3
                                          Jacksonville, FL 32246-6484

Nuveen North Carolina Municipal Bond Fund Merrill Lynch, Pierce, Fenner & Smith     28.09
  Class C Shares......................... for the sole benefit of its customers
                                          Attn: Fund Admin./97CM8
                                          4800 Deer Lake Dr., E. Fl 3
                                          Jacksonville, FL 32246-6484

Nuveen North Carolina Municipal Bond Fund SEI Trust Company                          6.36
  Class R Shares......................... c/o Hawaiian Bank
                                          Attn: Mutual Funds
                                          1 Freedom Valley Dr.
                                          Oaks, PA 19456

                                          Ruth A. Smith                              9.27
                                          14 Springmoor Dr.
                                          Raleigh, NC 27615-4324

Nuveen Tennessee Municipal Bond Fund
  Class A Shares......................... Merrill Lynch, Pierce, Fenner & Smith     16.37
                                          for the sole benefit of its customers
                                          Attn: Fund Admin./970N6
                                          4800 Deer Lake Dr., E. Fl 3
                                          Jacksonville, FL 32246-6484

                                                                           Percentage of
Name of Fund and Class               Name and Address of Owner               Ownership
------------------------------------ ------------------------------------- -------------
Nuveen Tennessee Municipal Bond Fund                                            7.74%
  Class B Shares.................... Merrill Lynch, Pierce, Fenner & Smith
                                     for the sole benefit of its customers
                                     Attn: Fund Admin./97ND0
                                     4800 Deer Lake Dr., E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Tennessee Municipal Bond Fund                                            7.63
  Class C Shares.................... NFSC FEBO # AB 4-011339
                                     Louise K. Ellis
                                     1550 Kenesaw Dr.
                                     Knoxville, TN 37919-7861

                                     Merrill Lynch, Pierce, Fenner & Smith     39.81
                                     for the sole benefit of its customers
                                     Attn: Fund Admin./97CM7
                                     4800 Deer Lake Dr., E. Fl 3
                                     Jacksonville, FL 32246-6484

Nuveen Tennessee Municipal Bond Fund                                           12.64
  Class R Shares.................... Darius A. Hensley
                                     P.O. Box 305
                                     Piney Flats, TN 37686-0305

                                     J.C. Hawk                                  5.55
                                     and Ruth L. Hawk
                                     JT WROS

                                     Merrill Lynch, Pierce, Fenner & Smith      5.06
                                     for the sole benefit of its customers
                                     Attn: Fund Admin./97NG0
                                     4800 Deer Lake Dr., E. Fl 3
                                     Jacksonville, FL 32246-6484

                                     Burton C. Johnson                          6.03
                                     Burton C. Johnson Trust
                                     U/A/DTD 01/30/02
                                     P.O. Box 1605
                                     Jackson, MS 39215-1605

                                     Bancorp South Bank                        22.52
                                     C O Trust
                                     P.O. Box 1605
                                     Jackson, MS 39215-1605

                                     First Clearing, LLC                        6.65
                                     A/C 2171-3135
                                     Jeffrey L. Cooper
                                     P.O. Box 27461
                                     Memphis, TN 38167-0461

                                     Edward D. Jones and Co. F A O              7.83
                                     INA Corder Stephenson
                                     EDJ 152-03487-1-3
                                     P.O. Box 2500
                                     Maryland Heights, MO 63043-8500

INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Generally


   Nuveen Advisory acts as investment adviser for and manages the investment and reinvestment of the assets of each of the Funds. Nuveen Advisory also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. See "Fund Service Providers" in the Prospectus.


   Pursuant to an investment management agreement between Nuveen Advisory and the Trust, each of the Funds has agreed to pay an annual management fee at the rates set forth below:


                                                      Management
                AVERAGE DAILY NET ASSETS                 Fee
                ------------------------              ----------
                For the first $125 million...........   .5500%
                For the next $125 million............   .5375%
                For the next $250 million............   .5250%
                For the next $500 million............   .5125%
                For the next $1 billion..............   .5000%
                For the next $3 billion..............   .4750%
                On net assets of $5 billion and above   .4500%


   For the last three fiscal years, the Funds paid net management fees as follows:


                                           Management Fees Net of Expense  Fee Waivers and Expense
                                               Reimbursement Paid to         Reimbursements from
                                              Nuveen Advisory for the      Nuveen Advisory for the
                                                     Year Ended                  Year Ended
                                          -------------------------------- -----------------------
                                           5/31/01    5/31/02    5/31/03   5/31/01 5/31/02 5/31/03
                                          ---------- ---------- ---------- ------- ------- -------
Nuveen Georgia Municipal Bond Fund....... $  761,807 $  830,629 $  904,911   $--     $--     $--
Nuveen Louisiana Municipal Bond Fund.....    662,493    726,977    739,884    --      --      --
Nuveen North Carolina Municipal Bond Fund  1,044,199  1,107,498  1,202,607    --      --      --
Nuveen Tennessee Municipal Bond Fund.....  1,577,493  1,659,711  1,767,481    --      --      --


   In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Trust's general administrative expenses allocated in proportion to the net assets of each Fund.


   Nuveen Advisory is a wholly owned subsidiary of Nuveen Investments, Inc., which owns Nuveen Investments ("Nuveen"), the Funds' principal underwriter. Nuveen is sponsor of the Nuveen Defined Portfolios, registered unit investment trusts, is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Exchange-Traded Funds. Founded in 1898, Nuveen brings over a century of expertise to the municipal bond market. Overall, Nuveen and its affiliates manage or oversee more than $88 billion in assets in a variety of products. Nuveen is a subsidiary of Nuveen Investments, Inc. which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Effective January 1, 1997, Nuveen Investments, Inc. acquired Flagship Resources Inc., and as part of that acquisition, Flagship Financial, the adviser to the Flagship Funds, was merged with Nuveen Advisory.


   Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Research Department. The Nuveen Research Department reviews more than $100 billion in municipal bonds every year.

   The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund management personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund's anticipated or actual portfolio transactions, and is designed to assure that the interests of Fund shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions.

Approval of Investment Management Agreement


   In May 2003, the independent trustees of the Funds met with members of Nuveen Advisory management to consider the possible renewal of the investment management agreement between each Fund and Nuveen Advisory. The trustees reviewed the factors set out in judicial decisions and SEC directives relating to renewal of investment management agreements, which include but are not limited to the following: (a) the nature and quality of the adviser's services;
(b) the adviser's cost in providing its services; (c) the extent to which the adviser realizes economies of scale as the fund grows larger; and (d) the independent trustees' role in approving the investment management agreement.


   In evaluating the nature and quality of the Nuveen Advisory's services, the trustees reviewed narrative and statistical information concerning the types of services Nuveen Advisory provided, the Funds' investment performance in relation to each Fund's stated objectives, each Fund's past performance, and the performance of comparable, unaffiliated funds. This information was provided well in advance of the meeting with Nuveen Advisory management, and the independent trustees thereafter met with their legal counsel to consider this information. In particular, the trustees reviewed the following, among other things: a description of the investment advisory and other services provided to the Funds by Nuveen Advisory or its affiliates; information describing the Nuveen organization and each department's responsibilities; and recent financial statements of Nuveen Advisory. The trustees also reviewed information regarding shareholder services provided by others but coordinated and reviewed by Nuveen Advisory. Further, the trustees reviewed information setting forth the investment performance of the Funds during the last year and over their recent history, and standardized industry performance data with respect to investment companies comparable in size and investment objective, and performance measured against recognized indices. This information expands upon information the trustees receive throughout the year on fund performance, expense ratios, portfolio composition, and sales activity.

   The trustees considered Nuveen Advisory's cost of providing services to determine whether its compensation is fair and reasonable and reviewed Nuveen Advisory's expense allocation methodology. The trustees considered the ratio of Nuveen Advisory's fees to its costs and the amount of its profit in relation to the nature and quality of services rendered. In evaluating the reasonableness of Nuveen Advisory's compensation, the trustees considered the following information, among other things: (a) statements of Nuveen Advisory's revenues, costs, and profits from furnishing all services to the Funds over the past year; (b) the nature and amount of any indirect benefits Nuveen Advisory and its affiliates received that are directly attributable to its management of the Funds, if any; (c) schedules of available industry data about fees charged and services provided to other comparable investment companies by their advisers; and (d) data with respect to the expense ratios of the Funds and comparable investment companies.

   The trustees also compared Nuveen Advisory's fee/expense ratio and profitability margin to those of advisers to funds with similar investment objectives and performance records, to the extent possible and in light of all of the surrounding facts and circumstances, including but not limited to each Fund's performance. The trustees also considered the payments Nuveen Advisory or its affiliates receive under Rule 12b-1 plans in determining the appropriateness of the Funds' management fees. The trustees reviewed economies of scale, including the breakpoints in the Funds' management fees (and the breakpoints of comparable competitor funds).

   The trustees did not identify any single factor discussed above as all-important or controlling. The trustees concluded that the terms of the investment management agreement were fair and reasonable, that Nuveen Advisory's fees are reasonable in light of the services provided to the Fund, and that the investment management agreement should be continued for another year.

Proxy Voting Policies



   The Funds invest their assets primarily in municipal bonds and cash management securities. On rare occasions a Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, Nuveen Advisory may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements, and other arrangements and otherwise influencing the management of the issuer. Nuveen Advisory does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the Investment Advisers Act of 1940, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.



   In the rare event that a municipal issuer were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Trustees or its representative. A member of Nuveen Advisory's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the Securities and Exchange Commission ("SEC") on Form N-PX, and the results provided to the Fund's Board of Trustees and made available to shareholders as required by applicable rules.


PORTFOLIO TRANSACTIONS

   Nuveen Advisory is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the prices to be paid for principal trades and the allocation of its transactions among various dealer firms. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

   The Funds expect that substantially all portfolio transactions will be effected on a principal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers and general economic reports) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to reduce significantly Nuveen Advisory's expenses. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consistent with the foregoing and will, at all times, be subject to review by the Board of Trustees.

   Nuveen Advisory reserves the right to, and does, manage other investment accounts and investment companies for other clients, which may have investment objectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing or selling securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Board of Trustees that the benefits available from Nuveen Advisory's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions.

   Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by a Fund, the amount of Municipal Obligations which may be purchased in any one issue and the assets of a Fund which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Trustees, including a majority of the trustees who are not interested persons of the Trust.

NET ASSET VALUE


   As stated in the Prospectus, the net asset value of the shares of the Funds will be determined separately for each class of the Funds' shares by State Street Bank & Trust Company, the Funds' custodian, as of the close of trading (normally 4:00 p.m. New York Time) on each day on which the Exchange is normally open for trading. The Exchange is not open for trading on New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of a class of shares of a Fund will be computed by dividing the market value of the Fund's assets attributable to the class, less the liabilities attributable to the class, by the number of shares of the class outstanding.


   In determining net asset value for the Funds, the Funds' custodian utilizes the valuations of portfolio securities furnished by a pricing service approved by the trustees. Securities for which quotations are not readily available (which constitute a majority of the securities held by the Funds) are valued at fair value as determined by the pricing service using methods which include consideration of the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees.

TAX MATTERS

Federal Income Tax Matters

   The following discussion of federal income tax matters is based upon the advice of Morgan, Lewis & Bockius LLP, counsel to the Trust. The following is a general and abbreviated summary of the provisions of the Internal Revenue Code of 1986, as amended, (the "Code"), and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the prospectuses is not intended as a substitute for careful tax planning. The Code and Treasury Regulations are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisor for more detailed information concerning the federal, state and local taxation of the Funds.

   Each Fund intends to qualify under Subchapter M of the Code for tax treatment as a regulated investment company. In order to qualify as a regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and distributions of its income to shareholders. If a Fund meets all of the requirements to be treated as a regulated investment company, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not limited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one issuer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

   In addition to the above requirements, in order to qualify as a regulated investment company for a tax year, a Fund must distribute at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (as defined below) and is reduced by deductible expenses) and (ii) its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions). Each Fund intends to distribute at least annually to its shareholders all or substantially all of its net tax-exempt interest and any investment company taxable income and net capital gain, if any. A Fund, however, may retain its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). If for a tax year a Fund retains any net capital gain or any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. If a Fund retains any net capital gain, the Fund may elect to designate the retained amount as undistributed capital gains. If a Fund makes this election, it will notify its shareholders who will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and will be entitled to credit their proportionate shares of the tax paid by such Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. In such case, for federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of the includible gain and the tax deemed paid by the shareholder in respect of such shares.

   Treasury regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain, i.e., the excess of net long-term capital gain over net short-term capital loss for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if they had been incurred in the succeeding year.

   Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) that will enable it to designate distributions from the interest income generated by investments in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as exempt-interest dividends. Shareholders receiving exempt-interest dividends will not be subject to regular federal income tax on the amount of such dividends, but may (as discussed below) become subject to the federal alternative minimum tax. Insurance proceeds received by a Fund under any insurance policies in respect of scheduled interest payments on defaulted Municipal Obligations will generally be excludable from federal gross income under Section 103(a) of the Code. In the case of non-appropriation by a political subdivision, however, there can be no assurance that payments made by the insurer representing interest on "non-appropriation" lease obligations will be excludable from gross income for federal income tax purposes.


   Distributions by a Fund of net interest received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the U.S. government, its agencies and instrumentalities) and net short-term capital gains realized by a Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not exceed the market discount, and any gain realized in excess of the market discount will be treated as capital gains. Any net long-term capital gains realized by a Fund and distributed to shareholders, whether in cash or additional shares, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares. Any excess will be treated as gain from the sale or exchange of shares, as discussed below.


   If a Fund has both tax-exempt and taxable income, it will use the "average annual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

   If a Fund engages in hedging transactions involving financial futures and options, these transactions will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer a Fund's losses, cause adjustments in the holding periods of a Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

   Because the taxable portion of a Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as exempt-interest dividends, are expected to qualify under the Code for the dividends received deductions for corporations.

   Prior to purchasing shares in a Fund, the impact of dividends or distributions which are expected to be or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution, and the purchasing shareholder will be taxed on the entire amount of dividend or distribution received even though some or all of the amount distributed may be a return of capital.

   Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by a Fund (and received by the shareholders) on December 31.

   The redemption or exchange of the shares of a Fund normally will result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sale of shares held for more than 12 months will generally be taxed at rates applicable to long-term capital gains, while gain on the sale of shares held for less than one year and other ordinary income will generally be taxed at ordinary income rates. Because of the limitations on itemized deductions and the deduction for personal exemptions applicable to higher income taxpayers, the effective tax rate on net income may be higher in certain circumstances.

   All or a portion of a sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of a Fund or another fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Any disregarded portion of such charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Moreover, losses recognized by a shareholder on the redemption or exchange of shares of a Fund held for six months or less are disallowed to the extent of any distribution of exempt-interest dividends received with respect to such shares and, if not disallowed, such losses are treated as long-term capital losses to the extent of any distributions of long-term capital gains made with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if the shareholder purchases other shares of such Fund (whether through reinvestment of distributions or otherwise) or the shareholder acquires or enters into a contract or option to acquire securities that are substantially identical to shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after such redemption or exchange. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   It may not be advantageous from a tax perspective for shareholders to redeem or exchange shares after tax-exempt income has accrued but before the record date for the exempt-interest dividend representing the distribution of such income. Because such accrued tax-exempt income is included in the net asset value per share (which equals the redemption or exchange value), such a redemption could result in treatment of the portion of the sales or redemption proceeds equal to the accrued tax-exempt interest as taxable gain (to the extent the redemption or exchange price exceeds the shareholder's tax basis in the shares disposed of) rather than tax-exempt interest.

   In order to avoid a 4% federal excise tax, a Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. For purposes of the excise tax, a regulated investment company may reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year. The Funds intend to make timely distributions in compliance with these requirements and consequently it is anticipated that they generally will not be required to pay the excise tax, but can make no assurances that distributions will be sufficient to eliminate all such tax.


   If in any year a Fund should fail to qualify under Subchapter M of the Code for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its income for that year (other than interest income from Municipal Obligations), and distributions to its shareholders would be taxable to shareholders as qualified dividend income for federal income tax purposes to the extent of the Fund's current and accumulated earnings and profits. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.


   Because the Funds may invest in private activity bonds, (within the meaning of Section 141 of the Code) the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users," the Funds may not be an appropriate investment for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. For additional information, investors should consult their tax advisers before investing in a Fund.


   Federal tax law imposes an alternative minimum tax with respect to both corporations and individuals. Interest on certain Municipal Obligations, which meet the definition of private activity bonds under the Code, is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund receives income from private activity bonds, a portion of the dividends paid by it, although otherwise exempt from federal income tax, will be taxable to those shareholders subject to the alternative minimum tax regime. The Funds will annually supply shareholders with a report indicating the percentage of Fund income attributable to Municipal Obligations required to be included in calculating the federal alternative minimum tax.

   In addition, the alternative minimum taxable income for corporations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be the alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Funds that would otherwise be tax-exempt, is included in calculating a corporation's adjusted current earnings.

   Tax-exempt income, including exempt-interest dividends paid by a Fund, are taken into account in determining whether a portion of a Fund shareholder's social security or railroad retirement benefits will be subject to federal income tax.

   The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of any Fund that distributes exempt-interest dividends may be disallowed as a deduction in whole or in part (depending upon the amount of exempt-interest dividends distributed in comparison to other taxable distributions). Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

   The Funds are required in certain circumstances to withhold an amount computed at the applicable withholding rate of taxable dividends and certain other payments paid to non-corporate holders of shares: (1) who have not furnished the Funds with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, and who have not certified that they are U.S. citizens or U.S. resident aliens, or (2) who are otherwise subject to backup withholding under the Code.

State Tax Matters

   The discussion of state and local tax treatment is based on the assumptions that the Funds will qualify under Subchapter M of the Code as regulated investment companies and as qualified investment funds under applicable state law, that they will satisfy the conditions which will cause distributions to qualify as exempt-interest dividends to shareholders when distributed as intended, and that each Fund will distribute all interest and dividends it receives to its shareholders. Unless otherwise noted, shareholders in each Fund will not be subject to state and local income taxation on distributions that are attributable to interest earned on the municipal obligations issued by that state or its subdivisions, or on obligations of the United States. Shareholders generally will be required to include distributions of ordinary income that is not attributable to exempt-interest, as well as capital gain distributions in their income for state and local tax purposes. In some taxing jurisdictions, interest on indebtedness incurred or continued to purchase or carry Fund shares is not deductible. The tax discussion summarizes general state and local tax laws which are currently in effect and are subject to change by legislative, judicial or administrative action; any such changes may be retroactive with respect to the applicable Fund's transactions. Investors should consult a tax advisor for more detailed information about state and local taxes to which they may be subject.

Georgia

   The following is a general, abbreviated summary of certain provisions of the applicable Georgia tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Georgia Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Georgia Fund transactions.

   The following is based on the assumptions that the Georgia Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Georgia Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Georgia Fund's shareholders.

   The Georgia Fund will be subject to the Georgia corporate net worth tax and the Georgia corporate income tax only if it has a sufficient nexus with Georgia. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions from the Georgia Fund that are attributable to interest on any obligation of Georgia or its political subdivisions or on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the Georgia personal income tax or the Georgia corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Georgia personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Georgia Fund will be subject to the Georgia personal and corporate income taxes.

   Shares of the Georgia Fund may be subject to the Georgia estate tax if held by a Georgia decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Georgia and local tax matters.

Louisiana

   The following is a general, abbreviated summary of certain provisions of the applicable Louisiana tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Louisiana Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Louisiana Fund transactions.

   The following is based on the assumptions that the Louisiana Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Louisiana Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Louisiana Fund's shareholders.

   The Louisiana Fund will be subject to the Louisiana corporate franchise tax and corporate income tax only if it has a sufficient nexus with Louisiana. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions by the Louisiana Fund that are attributable to interest on any obligation of Louisiana and its political subdivisions or to interest on obligations of the United States, its territories, possessions or instrumentalities that are exempt from state taxation under federal law will not be subject to the Louisiana personal income tax or the Louisiana corporate income tax. All other distributions, including distributions attributable to capital gains, will be subject to the Louisiana personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the Louisiana Fund will be subject to the Louisiana personal and corporate income taxes.

   Shares of the Louisiana Fund may be subject to the Louisiana inheritance tax and the Louisiana estate tax if held by a Louisiana decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Louisiana tax matters.

North Carolina

   The following is a general, abbreviated summary of certain provisions of the applicable North Carolina tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the North Carolina Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to North Carolina Fund transactions.

   The following is based on the assumptions that the North Carolina Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause North Carolina Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the North Carolina Fund's shareholders.

   The North Carolina Fund will be subject to the North Carolina corporation income tax and the North Carolina franchise tax only if it has a sufficient nexus with North Carolina. If it is subject to such taxes, it does not expect to pay a material amount of either tax.

   Distributions from North Carolina Fund that are attributable to interest on any obligation of North Carolina or its political subdivisions or to interest on obligations of the United States, its territories, possessions, or instrumentalities that are exempt from state taxation under federal law will not be subject to the North Carolina personal income tax or the North Carolina corporation income tax. All other distributions, including distributions attributable to capital gains, will be subject to the North Carolina personal and corporate income taxes.

   Gain on the sale, exchange, or other disposition of shares of the North Carolina Fund will be subject to the North Carolina personal and corporate income taxes.

   Shares of the North Carolina Fund may be subject to the North Carolina estate tax if owned by a North Carolina decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning North Carolina and local tax matters.

Tennessee

   The following is a general, abbreviated summary of certain provisions of the applicable Tennessee tax law as presently in effect as it directly governs the taxation of resident individual and corporate shareholders of the Tennessee Fund. This summary does not address the taxation of other shareholders nor does it discuss any local taxes that may be applicable. These provisions are subject to change by legislative, judicial or administrative action, and any such change may be retroactive with respect to Tennessee Fund transactions.

   The following is based on the assumptions that the Tennessee Fund will qualify under Subchapter M of the Code as a regulated investment company, that it will satisfy the conditions which will cause Tennessee Fund distributions to qualify as exempt-interest dividends to shareholders, and that it will distribute all interest and dividends it receives to the Tennessee Fund's shareholders.

   The Tennessee Fund is not expected to be subject to Tennessee franchise or corporate excise taxes.

   Distributions from the Tennessee Fund that are attributable to interest on Tennessee Obligations or to interest on Federal Obligations will not be subject to the Tennessee individual income tax (also known as the "Hall income tax"). In addition, under current administrative practice of the Tennessee Department of Revenue, dividends attributable to gains realized from the sale or exchange of Tennessee Obligations or Federal Obligations will not be subject to the Tennessee individual income tax. All other distributions will be subject to such tax.

   All distributions from the Tennessee Fund, regardless of source, will be subject to the Tennessee corporate excise tax.

   Gain on the sale, exchange, or other disposition of shares of the Tennessee Fund will not be subject to the Tennessee individual income tax but will be subject to the Tennessee corporate excise tax.

   Shares of the Tennessee Fund may be subject to the Tennessee inheritance tax and the Tennessee estate tax if owned by a Tennessee decedent at the time of death.

   Shareholders are advised to consult with their own tax advisors for more detailed information concerning Tennessee and local tax matters.

PERFORMANCE INFORMATION

   The historical investment performance of the Funds may be shown in the form of "yield," "taxable equivalent yield," "average annual total return," "cumulative total return" and "taxable equivalent total return" figures, each of which will be calculated separately for each class of shares.


   In accordance with a standardized method prescribed by rules of the SEC, yield is computed by dividing the net investment income per share earned during the specified one month or 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                             Yield=2[(a-b +1)6 -1]
                                       cd

   In the above formula, a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. In the case of Class A shares, the maximum offering price includes the current maximum front-end sales charge of 4.20%.

   In computing yield, the Funds follow certain standardized accounting practices specified by SEC rules. These practices are not necessarily consistent with those that the Funds use to prepare their annual and interim financial statements in conformity with generally accepted accounting principles. Thus, yield may not equal the income paid to shareholders or the income reported in a Fund's financial statements.

   Taxable equivalent yield is computed by dividing that portion of the yield which is tax-exempt by the remainder of (1 minus the stated combined federal and state income tax rate, taking into account the deductibility of state taxes for federal income tax purposes) and adding the product to that portion, if any, of the yield that is not tax exempt.

   The taxable equivalent yields quoted below are based upon (1) the stated combined federal and state income tax rates and (2) the yields for the 30-day period quoted in the left-hand column.


                                                               AS OF MAY 31, 2003
                                                           ---------------------------
                                                                  Combined
                                                                   Federal   Taxable
                                                           30-day and State Equivalent
                                                           Yield  Tax Rate*   Yield
                                                           ------ --------- ----------
        Nuveen Georgia Municipal Bond Fund:
            Class A Shares................................ 3.31%    39.0%     5.43%
            Class B Shares................................ 2.87%    39.0%     4.70%
            Class C Shares................................ 3.06%    39.0%     5.02%
            Class R Shares................................ 3.81%    39.0%     6.25%

        Nuveen Louisiana Municipal Bond Fund:
            Class A Shares................................ 3.49%    37.5%     5.58%
            Class B Shares................................ 3.06%    37.5%     4.90%
            Class C Shares................................ 3.26%    37.5%     5.22%
            Class R Shares................................ 4.00%    37.5%     6.40%

        Nuveen North Carolina Municipal Bond Fund:
            Class A Shares................................ 3.06%    40.5%     5.14%
            Class B Shares................................ 2.59%    40.5%     4.35%
            Class C Shares................................ 2.79%    40.5%     4.69%
            Class R Shares................................ 3.53%    40.5%     5.93%

        Nuveen Tennessee Municipal Bond Fund:
            Class A Shares................................ 3.10%    39.0%     5.08%
            Class B Shares................................ 2.64%    39.0%     4.33%
            Class C Shares................................ 2.84%    39.0%     4.66%
            Class R Shares................................ 3.59%    39.0%     5.89%

--------
  *The combined tax rates used in these tables represent the highest or one of the highest combined tax rates applicable to state taxpayers, rounded to the nearest .5%; these rates do not reflect the current federal tax limitations on itemized deductions and personal exemptions, which may raise the effective tax rate and taxable equivalent yield for taxpayers above certain income levels.

   For additional information concerning taxable equivalent yields, see the Taxable Equivalent Yields table in the Prospectus.

   The Funds may from time to time in their advertising and sales materials report a quotation of their current distribution rate. The distribution rate represents a measure of dividends distributed for a specified period. Distribution rate is computed by taking the most recent monthly tax-free income dividend per share, multiplying it by 12 to annualize it, and dividing by the appropriate price per share (e.g., net asset value for purchases to be made without a load such as reinvestments from Nuveen Defined Portfolios, or the maximum public offering price). The distribution rate differs from yield and total return and therefore is not intended to be a complete measure of performance. Distribution rate may sometimes differ from yield because a Fund may be paying out more than it is earning and because it may not include the effect of amortization of bond premiums to the extent such premiums arise after the bonds were purchased.

   The distribution rates as of the date quoted, based on the maximum public offering price then in effect for the Funds, and assuming the imposition of the maximum sales charge for Class A Shares of 4.20%, were as follows:

                                                      MAY 31, 2003
                                                 -----------------------
                                                   DISTRIBUTION RATES
                                                 -----------------------
                                                 Class Class Class Class
                                                   A     B     C     R
                                                 ----- ----- ----- -----
       Nuveen Georgia Municipal Bond Fund....... 4.06% 3.49% 3.71% 4.40%
       Nuveen Louisiana Municipal Bond Fund..... 4.11% 3.57% 3.78% 4.47%
       Nuveen North Carolina Municipal Bond Fund 4.02% 3.47% 3.65% 4.36%
       Nuveen Tennessee Municipal Bond Fund..... 4.37% 3.84% 4.00% 4.77%


   Average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical, $1,000 investment ("initial investment") in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

   Total returns for the Class A Shares of each fund reflect actual performance for all periods. For the Class B, C and R Shares, total returns reflect actual performance for periods since class inception, and the Class A Shares' performance for periods prior to inception, adjusted for the differences in sales charges (and for Class B and C, fees) between the classes.

   The inception dates for each class of the Funds' shares are as follows:

                                                             Inception Dates
                                                            ------------------
         Nuveen Georgia Municipal Bond Fund:
             Class A Shares................................     March 27, 1986
             Class B Shares................................  February 18, 1997
             Class C Shares................................    January 1, 1994
             Class R Shares................................  February 14, 1997

         Nuveen Louisiana Municipal Bond Fund:
             Class A Shares................................ September 12, 1989
             Class B Shares................................   February 6, 1997
             Class C Shares................................   February 2, 1994
             Class R Shares................................  February 25, 1997

         Nuveen North Carolina Municipal Bond Fund:
             Class A Shares................................     March 27, 1986
             Class B Shares................................  February 25, 1997
             Class C Shares................................    October 4, 1993
             Class R Shares................................   February 5, 1997

         Nuveen Tennessee Municipal Bond Fund:
             Class A Shares................................   November 2, 1987
             Class B Shares................................  February 25, 1997
             Class C Shares................................    October 4, 1993
             Class R Shares................................   February 6, 1997

   The annual total return figures for the Funds, including the effect of the maximum sales charge for Class A shares, and applicable CDSC for Class B Shares, for the one-year, five-year and ten-year periods (as applicable) ended May 31, 2003 and for the period from inception through May 31, 2003, respectively, using the performance of the oldest class for periods prior to the inception of the newer classes, as described above, were as follows:



                                                 Average Annual Total Return
                                           ---------------------------------------
                                                                            From
                                           One Year  Five Years Ten Years Inception
                                            Ended      Ended      Ended    through
                                           May 31,    May 31,    May 31,   May 31,
                                             2003       2003      2003      2003
                                           --------  ---------- --------- ---------
Nuveen Georgia Municipal Bond Fund:
   Class A Shares.........................   6.13%    4.48%     5.59%     6.77%
   Class B Shares.........................  5.92%     4.43%     5.51%     6.76%
   Class C Shares......................... 10.00%     4.78%     5.44%     6.43%
   Class R Shares......................... 10.99%     5.60%     6.15%     7.10%
Nuveen Louisiana Municipal Bond Fund:
   Class A Shares.........................  5.80%     4.57%     5.76%     7.06%
   Class B Shares.........................  5.65%     4.54%     5.66%     7.04%
   Class C Shares.........................  9.89%     4.90%     5.62%     6.81%
   Class R Shares......................... 11.12%     5.79%     6.40%     7.53%
Nuveen North Carolina Municipal Bond Fund:
   Class A Shares.........................  6.16%     4.66%     5.21%     6.36%
   Class B Shares.........................  5.99%     4.65%     5.11%     6.36%
   Class C Shares......................... 10.21%     5.00%     5.06%     6.03%
   Class R Shares......................... 11.00%     5.77%     5.78%     6.70%
Nuveen Tennessee Municipal Bond Fund:
   Class A Shares.........................  6.47%     4.64%     5.31%     6.87%
   Class B Shares.........................  6.27%     4.61%     5.22%     6.87%
   Class C Shares......................... 10.47%     4.97%     5.17%     6.58%
   Class R Shares......................... 11.27%     5.76%     5.88%     7.24%

   The Funds may also provide after tax average annual total return quotations calculated according to formulas prescribed by the SEC. These returns may be presented after taxes on distributions and after taxes on distributions and redemption. We assume all distributions by a Fund, less the taxes due on those distributions, are reinvested on the reinvestment dates during the period. Taxes are calculated using the highest individual marginal federal income tax rate in effect on the reinvestment date.

   Average annual total return after taxes on distributions is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/ = ATV\\D\\

Where: P = a hypothetical initial payment of $1,000.
       T = average annual total return (after taxes on distributions).
       n = number of years.
       ATV\\D\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions but not on redemption.

   Average annual total return after taxes on distributions and redemption is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the period of the Fund's operations, if less) that would equate the initial amount invested to the ending value according to the following formula:

P(1+T)/n/ = ATV\\DR\\

Where: P = a hypothetical initial payment of $1,000.
       T = average annual total return (after taxes on distributions and redemption).
       n = number of years.
       ATV\\DR\\ = ending value of a hypothetical $1,000 payment made at the beginning of the applicable period calculated at the end of the applicable period after taxes on distributions and redemption.

   Calculation of taxable equivalent total return is not subject to a prescribed formula. The taxable equivalent total return of a tax-exempt fund represents the pre-tax total return a hypothetical taxable fixed-income investment paying the same after-tax income as the tax-exempt fund (based on an assumed income tax rate) and otherwise experiencing the same investment performance as the tax-exempt fund would have provided. This figure can facilitate the comparison of otherwise comparable taxable and tax-exempt funds. Taxable equivalent total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of the period, computing the total return for each calendar year in the period in the manner described above, and increasing the total return for each such calendar year by the amount of additional income that a taxable fund would need to have generated to equal the income on an after-tax basis, at a specified income tax rate (usually the highest marginal federal tax rate), calculated as described above under the discussion of "taxable equivalent yield." The resulting amount for the calendar year is then divided by the initial investment amount to arrive at a "taxable equivalent total return factor" for the calendar year. The taxable equivalent total return factors for all the calendar years are then multiplied together and the result is then annualized by taking its Nth root (N representing the number of years in the period) and subtracting 1, which provides a taxable equivalent total return expressed as a percentage.

   Class A Shares of the Funds are sold at net asset value plus a current maximum sales charge of 4.20% of the offering price. This current maximum sales charge will typically be used for purposes of calculating performance figures. Yield, returns and net asset value of each class of shares of the Funds will fluctuate. Factors affecting the performance of the Funds include general market conditions, operating expenses and investment management. Any additional fees charged by a securities representative or other financial services firm would reduce returns described in this section. Shares of the Funds are redeemable at net asset value, which may be more or less than original cost.

   In reports or other communications to shareholders or in advertising and sales literature, the Funds may also compare their performance with that of:
(1) the Consumer Price Index or various unmanaged bond indexes such as the Lehman Brothers Municipal Bond Index and the Salomon Brothers High Grade Corporate Bond Index and (2) other fixed income or municipal bond mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar"), Wiesenberger Investment Companies Service ("Wiesenberger") and CDA Investment Technologies, Inc. ("CDA") or similar independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Funds for any future period.


   Each fund may from time to time in its advertising and sales materials compare its current yield or total return with the yield or total return on taxable investments such as corporate or U.S. government bonds, bank certificates of deposit (CDs) or money market funds. These taxable investments have investment characteristics that differ from those of the Funds. U.S. government bonds, for example, are long-term investments backed by the full faith and credit of the U.S. government, and bank CDs are generally short-term, FDIC-insured investments, which pay fixed principal and interest but are subject to fluctuating rollover rates. Money market funds are short-term investments with stable net asset values, fluctuating yields and special features enhancing liquidity.


   There are differences and similarities between the investments which the Funds may purchase and the investments measured by the indexes and reporting services which are described herein. The Consumer Price Index is generally considered to be a measure of inflation. The CDA Mutual Fund-Municipal Bond Index is a weighted performance average of other mutual funds with a federally tax-exempt income objective. The Salomon Brothers High Grade Corporate Bond Index is an unmanaged index that generally represents the performance of high grade long-term taxable bonds during various market conditions. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally represents the performance of high grade intermediate and long-term municipal bonds during various market conditions. Lipper calculates municipal bond fund averages based on average maturity and credit quality. Morningstar rates mutual funds by overall risk-adjusted performance, investment objectives, and assets. Lipper, Morningstar, Wiesenberger and CDA are widely recognized mutual fund reporting services whose performance calculations are based upon changes in net asset value with all dividends reinvested and which do not include the effect of any sales charges. The market prices and yields of taxable and tax-exempt bonds will fluctuate. The Funds primarily invest in investment grade Municipal Obligations in pursuing their objective of as high a level of current interest income which is exempt from federal and state income tax as is consistent, in the view of the Funds' management, with preservation of capital.

   The Funds may also compare their taxable equivalent total return performance to the total return performance of taxable income funds such as treasury securities funds, corporate bond funds (either investment grade or high yield), or Ginnie Mae funds. These types of funds, because of the character of their underlying securities, differ from municipal bond funds in several respects. The susceptibility of the price of treasury bonds to credit risk is far less than that of municipal bonds, but the price of treasury bonds tends to be slightly more susceptible to change resulting from changes in market interest rates. The susceptibility of the price of investment grade corporate bonds and municipal bonds to market interest rate changes and general credit changes is similar. High yield bonds are subject to a greater degree of price volatility than municipal bonds resulting from changes in market interest rates and are particularly susceptible to volatility from credit changes. Ginnie Mae bonds are generally subject to less price volatility than municipal bonds from credit concerns, due primarily to the fact that the timely payment of monthly installments of principal and interest are backed by the full faith and credit of the

U.S. Government, but Ginnie Mae bonds of equivalent coupon and maturity are generally more susceptible to price volatility resulting from market interest rate changes. In addition, the volatility of Ginnie Mae bonds due to changes in market interest rates may differ from municipal bonds of comparable coupon and maturity because bonds of the sensitivity of Ginnie Mae prepayment experience to change in interest rates.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF FUND SHARES

   As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.

   Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class of shares is identical in all respects except that each class bears its own class expenses, including distribution and administration expenses, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund's classes of shares.

   Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees.

   The minimum initial investment is $3,000 per fund share class ($50 if you establish a systematic investment plan), and may be lower for accounts opened through fee-based programs for which the program Sponsor has established a single master account with the fund's transfer agent and performs all sub-accounting services related to that account.


   Class A Shares may be purchased at a public offering price equal to the applicable net asset value per share plus an up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A Shares are also subject to an annual service fee of ..20%. See "Distribution and Service Plan." Set forth below is an example of the method of computing the offering price of the Class A shares of a Fund. The example assumes a purchase on May 31, 2003 of Class A shares from the Nuveen Georgia Municipal Bond Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.



Net Asset Value per share................................................. $11.34
Per Share Sales Charge--4.20% of public offering price (4.41% of net asset
value per share)..........................................................    .50

                                                                           ------
Per Share Offering Price to the Public.................................... $11.84


   The Funds receive the entire net asset value of all Class A Shares that are sold. Nuveen retains the full applicable sales charge from which it pays the uniform reallowances shown in the Prospectus to Authorized Dealers.

Reduction or Elimination of Up-Front Sales Charge on Class A Shares and Class R Shares Purchase Eligibility

   Rights of Accumulation. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if the amount of your purchase, when added to the value that day of all of your prior purchases of shares of any Fund or of another Nuveen Mutual Fund, or Nuveen exchange-traded fund, or units of a Nuveen Defined Portfolio, on which an up-front sales charge or ongoing distribution fee is imposed, or is normally imposed, falls within the amounts stated in the Class A Sales Charges and

Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. You or your financial advisor must notify Nuveen or the Fund's transfer agent of any cumulative discount whenever you plan to purchase Class A Shares of a Fund that you wish to qualify for a reduced sales charge.

   Letter of Intent. You may qualify for a reduced sales charge on a purchase of Class A Shares of any Fund if you plan to purchase Class A Shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in "How You Can Buy and Sell Shares" in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to an Authorized Dealer or to the Fund's transfer agent a written Letter of Intent in a form acceptable to Nuveen. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A Shares that would qualify you for a reduced sales charge shown above. You may count shares of a Nuveen Mutual Fund that you already own on which you paid an up-front sales charge or an ongoing distribution fee and any Class B or C Shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A Shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A Shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund, Nuveen Exchange-Traded Fund or a Nuveen Defined Portfolio, or otherwise.

   By establishing a Letter of Intent, you agree that your first purchase of Class A Shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A Shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A Shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A Shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay Nuveen an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by Nuveen or your financial advisor, Nuveen will redeem an appropriate number of your escrowed Class A Shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint Nuveen as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.

   You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.

   Reinvestment of Nuveen Defined Portfolio Distributions. You may purchase Class A Shares without an up-front sales charge by reinvestment of distributions from any of the various Defined Portfolios sponsored by Nuveen. There is no initial or subsequent minimum investment requirement for such reinvestment purchases.

   Group Purchase Programs. If you are a member of a qualified group, you may purchase Class A Shares of any Fund or of another Nuveen Mutual Fund at the reduced sales charge applicable to the group's purchases taken as a whole. A "qualified group" is one which has previously been in existence, has a purpose other than investment, has ten or more participating members, has agreed to include Fund sales publications in mailings to members and has agreed to comply with certain administrative requirements relating to its group purchases.

   Under any group purchase program, the minimum initial investment in Class A Shares of any particular Fund or portfolio for each participant is $50, provided that a group invests at least $3,000 and, the minimum monthly investment in Class A Shares of any particular Fund or portfolio by each participant is $50. No certificates will be issued for any participant's account. All dividends and other distributions by a Fund will be reinvested in additional Class A Shares of the same Fund. No participant may utilize a systematic withdrawal program.

   To establish a group purchase program, both the group itself and each participant must fill out the appropriate application materials, which the group administrator may obtain from the group's financial advisor, by calling Nuveen toll-free (800) 257-8787.

   Reinvestment of Redemption Proceeds from Unaffiliated Funds Subject to Merger or Closure. You may also purchase Class A Shares at net asset value without a sales charge if the purchase takes place through a broker-dealer and represents the reinvestment of the proceeds of the redemption of shares of one or more registered investment companies not affiliated with Nuveen that are subject to merger or closure. You must provide appropriate documentation that the redemption occurred not more than one year prior to the reinvestment of the proceeds in Class A Shares, and that you either paid an up-front sales charge or were subject to a contingent deferred sales charge in respect of the redemption of such shares of such other investment company.

   Special Sales Charge Waivers. Class A Shares of a Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:


   . investors purchasing $1,000,000 or more; Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above up to an additional 0.25% of the purchase amounts;


   . officers, trustees and former trustees of the Nuveen and former Flagship
     Funds;

   . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

   . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates or their immediate family members;

   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

   . clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services; and

   . any eligible employer-sponsored qualified defined contribution retirement plan. Eligible plans are those with at least 25 employees and that either
     (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares. Nuveen will pay authorized dealers a sales commission on these purchases equal to 1% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of any amount purchased over $5.0 million. For this category of investors a contingent deferred sales charge of 1% will be assessed on redemptions within 18 months of purchase, unless waived. Municipal bond funds are not a suitable investment for individuals investing in retirement plans.

   Also, investors will be able to buy Class A shares at net asset value by using the proceeds of sales of Nuveen Exchange-Traded fund shares or the termination/maturity proceeds from Nuveen Defined Portfolios. You must provide Nuveen appropriate documentation that the fund sale or Defined Portfolio termination/maturity occurred not more than one year prior to reinvestment. In addition, investors also may buy Class A shares at net asset value without a sales charge by directing their monthly dividends from Nuveen Exchange-Traded funds.

   Holders of Class C Shares acquired on or before January 31, 1997 can convert those shares to Class A Shares of the same fund at the shareholder's affirmative request six years after the date of purchase. Holders of Class C Shares must submit their request to the transfer agent no later than the last business day of the 71st month following the month in which they purchased their shares. Holders of Class C Shares purchased after that date will not have the option to convert those shares to Class A Shares.

   Class B Shares will automatically convert to Class A Shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder's account immediately before conversion will be the same as the value of the account immediately after conversion. Class B Shares acquired through reinvestment of distributions will convert into Class A Shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B Shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. A Class B Shares that are converted to Class A Shares will remain subject to an annual service fee that is identical in amount for both Class B Shares and Class A Shares. Since net asset value per share of the Class B Shares and the Class A Shares may differ at the time of conversion, a shareholder may receive more or fewer Class A Shares than the number of Class B Shares converted. Any conversion of Class B Shares into Class A Shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B Shares into Class A Shares might be suspended if such an opinion or ruling were no longer available.

   Any Class A Shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify Nuveen or the Fund's transfer agent whenever you make a purchase of Class A Shares of any Fund that you wish to be covered under these special sales charge waivers.

   Class A Shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.

   In determining the amount of your purchases of Class A Shares of any Fund that may qualify for a reduced sales charge, the following purchases may be combined: (1) all purchases by a trustee or other fiduciary for a single trust, estate or fiduciary account; (2) all purchases by individuals and their immediate family members (i.e., their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse, and a spouse's siblings); or (3) all purchases made through a group purchase program as described above.

   Class R Share Purchase Eligibility. Class R Shares are available for purchases of $10 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of investors:

   . officers, trustees and former trustees of the Nuveen and former Flagship
     Funds; and their immediate family members or trustees/directors of any fund, sponsored by Nuveen, any parent company of Nuveen and subsidiaries thereof and their immediate family members;

   . bona fide, full-time and retired employees of Nuveen, any parent company of Nuveen, and subsidiaries thereof, or their immediate family members;

   . officers, directors or bona fide employees of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen product, or their immediate family members;

   . any person who, for at least 90 days, has been an officer, director or bona fide employee of any Authorized Dealer, or their immediate family members;

   . officers and directors of bank holding companies that make Fund shares available directly or through subsidiaries or bank affiliates, or their immediate family members;

   . bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;


   . investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and



   . clients of investment advisors, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.



Any shares purchased by investors falling within any of the first five categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Fund.


   In addition, purchasers of Nuveen Defined Portfolios may reinvest their distributions from such Defined Portfolios in Class R Shares, if, before September 6, 1994, such purchasers of Nuveen unit investment trusts had elected to reinvest distributions in Nuveen Fund shares (before June 13, 1995 for Nuveen Municipal Bond Fund shares). Shareholders may exchange their Class R Shares of any Nuveen Fund into Class R Shares of any other Nuveen Fund.

   The reduced sales charge programs may be modified or discontinued by the Funds at any time.

   If you are eligible to purchase either Class R Shares or Class A Shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A Shares are subject to an annual service fee to compensate Authorized Dealers for providing you with ongoing account services. Class R Shares are not subject to a distribution or service fee and, consequently, holders of Class R Shares may not receive the sale types or levels of services from Authorized Dealers. In choosing between Class A Shares and Class R Shares, you should weigh the benefits of the services to be provided by Authorized Dealers against the annual service fee imposed upon the Class A Shares.

   For more information about the purchase of Class A Shares or reduced sales charge programs, or to obtain the required application forms, call Nuveen toll-free at (800) 257-8787.

Reduction or Elimination of Contingent Deferred Sales Charge


   Class A Shares are normally redeemed at net asset value, without any Contingent Deferred Sales Charge ("CDSC"). However, in the case of Class A Shares purchased at net asset value because the purchase amount exceeded $1 million, where the Authorized Dealer did not waive the sales commission, a CDSC of 1% is imposed on any redemption within 18 months of purchase. In the case of Class B Shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first year, declining to 4% for redemptions within years two and three, and declining by 1% each year thereafter until disappearing after the sixth year. You may not purchase Class B Shares if you are a single purchaser placing a purchase order of $250,000 or more of Fund shares. Such purchase orders will not be accepted. Class C Shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon redemption of Class C Shares that are redeemed within 12 months of purchase.

   In determining whether a CDSC is payable, a Fund will first redeem shares not subject to any charge, and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged upon shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins the first day of the month in which the order for investment is received. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases on net asset value above the initial purchase price. Nuveen receives the amount of any CDSC shareholders pay.



   The CDSC may be waived or reduced under the following special circumstances:
1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; 2) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A Shares is reduced pursuant to Rule 22d-1 under the Act; 3) redemptions of shares purchased under circumstances or by a category of investors for which Class A Shares could be purchased at net asset value without a sales charge; 4) in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund's shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; 5) in connection with the exercise of a Fund's right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of such Fund; 6) involuntary redemptions caused by operation of law; 7) redemptions in connection with a payment of account or plan fees; 8) redemptions made pursuant to a Fund's systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account's net asset value depending on the frequency of the plan as designated by the shareholder; 9) redemptions of Class A, B or C Shares if the proceeds are transferred to an account managed by another Nuveen Adviser and the adviser refunds the advanced service and distribution fees to Nuveen; and 10) redemptions of Class C Shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and (b) your adviser consents up front to receiving the appropriate service and distribution fee on the Class C Shares on an ongoing basis instead of having the first year's fees advanced by Nuveen. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 of the Investment Company Act of 1940, as amended.


Shareholder Programs

Exchange Privilege

   You may exchange shares of a class of the Funds for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by sending a written request to the Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530. Similarly, Class A, Class B, Class C and Class R Shares of other Nuveen Mutual Funds may be exchanged for the same class of shares of the Fund at net asset value without a sales charge.

   If you exchange shares subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares.

   The shares to be purchased must be offered in your state of residence and you must have held the shares you are exchanging for at least 15 days. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. For federal income tax purposes, any exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free 800-257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by the Fund at any time.

   The exchange privilege is not intended to permit the Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses, and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law.

Reinstatement Privilege

   If you redeemed Class A, Class B or Class C Shares of the Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.

General Matters

   The Funds may encourage registered representatives and their firms to help apportion their assets among bonds, stocks and cash, and may seek to participate in programs that recommend a portion of their assets be invested in tax-free, fixed income securities.

   In addition to the types of compensation to dealers to promote sales of fund shares that are described in the prospectus, Nuveen may from time to time make additional reallowances only to certain authorized dealers who sell or are expected to sell certain minimum amounts of shares of the Nuveen Mutual Funds during specified time periods. Promotional support may include providing sales literature to and holding informational or educational programs for the benefit of such Authorized Dealers' representatives, seminars for the public, and advertising and sales campaigns. Nuveen may reimburse a participating Authorized Dealer for up to one-half of specified media costs incurred in the placement of advertisements which jointly feature the Authorized Dealer and Nuveen Funds and Nuveen Defined Portfolios.

   Such reimbursement will be based on the number of Nuveen Fund shares sold, the dollar amounts of such sales, or a combination of the foregoing, during the prior calendar year according to an established schedule. Any such support or reimbursement would be provided by Nuveen out of its own assets, and not out of the assets of the Funds, and will not change the price an investor pays for shares or the amount that a Fund will receive from such a sale.

   To help advisors and investors better understand and most efficiently use the Funds to reach their investment goals, the Funds may advertise and create specific investment programs and systems. For example, this may include information on how to use the Funds to accumulate assets for future education needs or periodic payments such as insurance premiums. The Funds may produce software, electronic information sites, or additional sales literature to promote the advantages of using the Funds to meet these and other specific investor needs.

   The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

   In addition, you may exchange Class R Shares of any Fund for Class A Shares of the same Fund without a sales charge if the current net asset value of those Class R Shares is at least $3,000 or you already own Class A Shares of that Fund.


   Because short-term or excessive trading into and out of a Fund may interfere with portfolio management, raise operating expenses, or otherwise have an adverse effect on other shareholders, each Fund reserves the right to limit, restrict, or refuse purchase or exchange requests. For more information regarding the Fund's frequent trading policy, call Nuveen toll-free at (800) 257-8787.


   Each Fund may suspend the right of redemption, or delay payment to redeeming shareholders for more than seven days, when the New York Stock Exchange is closed (not including customary weekend and holiday closings); when trading in the markets a Fund normally uses is restricted, or the SEC determines that an emergency exists so that trading of a Fund's portfolio securities or determination of a Fund's net asset value is not reasonably practical; or the SEC by order permits the suspension of the right of redemption or the delay in payment to redeeming shareholders for more than seven days.

   The Funds have reserved the right to redeem in kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the ninety-day period.

   Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good form from the financial advisor acting on the investor's behalf. Share certificates will only be issued upon written request to the Funds' transfer agent. No share certificates will be issued for fractional shares.

   A fee of 1% of the current market value of any shares represented by a certificate will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to Seaboard Surety Company for insurance of the lost, stolen, or destroyed certificate.

   For more information on the procedure for purchasing shares of a Fund and on the special purchase programs available thereunder, see "How to Buy Shares" in the Prospectus.


   Nuveen serves as the principal underwriter of the shares of the Funds pursuant to a "best efforts" arrangement as provided by a distribution agreement with the Nuveen Flagship Multistate Trust III, dated February 1, 1997 and last renewed on July 31, 2003 ("Distribution Agreement"). Pursuant to the Distribution Agreement, the Trust appointed Nuveen to be its agent for the distribution of the Funds' shares on a continuous offering basis. Nuveen sells shares to or through brokers, dealers, banks or other qualified financial intermediaries (collectively referred to as "Dealers"), or others, in a manner consistent with the then effective registration statement of the Trust. Pursuant to the Distribution Agreement, Nuveen, at its own expense, finances certain activities incident to the sale and distribution of the Funds' shares, including printing and distributing of prospectuses and statements of additional information to other than existing shareholders, the printing and distributing of sales literature, advertising and payment of compensation and giving of concessions to Dealers. Nuveen receives for its services the excess, if any, of the sales price of the Funds' shares less the net asset value of those shares, and reallows a majority or all of such amounts to the Dealers who sold the shares; Nuveen may act as such a Dealer. Nuveen also receives compensation pursuant to a distribution plan adopted by the Trust pursuant to Rule 12b-1 and described herein under "Distribution and Service Plan." Nuveen receives any CDSCs imposed on redemptions of Shares.

   The following table sets forth the aggregate amount of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen for each of the Funds for the last three fiscal years. All figures are to the nearest thousand.


                            Year Ended             Year Ended             Year Ended
                           May 31, 2001           May 31, 2002           May 31, 2003
                      ---------------------- ---------------------- ----------------------
                       Amount of    Amount    Amount of    Amount    Amount of    Amount
                      Underwriting Retained  Underwriting Retained  Underwriting Retained
Fund                  Commissions  By Nuveen Commissions  By Nuveen Commissions  By Nuveen
----                  ------------ --------- ------------ --------- ------------ ---------
Nuveen Georgia
  Municipal Bond Fund     $120        $10        $197        $18        $347        $--
Nuveen Louisiana
  Municipal Bond Fund       91         --         134          5         158          5
Nuveen North Carolina
  Municipal Bond Fund      144         --         149         --         201         --
Nuveen Tennessee
  Municipal Bond Fund      177         --         419         19         647         52


DISTRIBUTION AND SERVICE PLAN

   The Funds have adopted a plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides that Class B Shares and Class C Shares will be subject to an annual distribution fee, and that Class A Shares, Class B Shares and Class C Shares will be subject to an annual service fee. Class R Shares will not be subject to either distribution or service fees.


   The distribution fee applicable to Class B and Class C Shares under each Fund's Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of Class B and Class C Shares, respectively. These expenses include payments to Authorized Dealers, including Nuveen, who are brokers of record with respect to the Class B and Class C Shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Fund, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of Class B and Class C Shares, certain other expenses associated with the distribution of Class B and Class C Shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.


   The service fee applicable to Class A Shares, Class B Shares and Class C Shares under each Fund's Plan will be payable to Authorized Dealers in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders.

   Each Fund may spend up to .20 of 1% per year of the average daily net assets of Class A Shares as a service fee under the Plan applicable to Class A Shares. Each Fund may spend up to .75 of 1% per year of the average daily net assets of Class B Shares as a distribution fee and up to .20 of 1% per year of the average daily net assets of Class B Shares as a service fee under the Plan applicable to Class B Shares. Each Fund may spend up to .55 of 1% per year of the average daily net assets of Class C Shares as a distribution fee and up to ..20 of 1% per year of the average daily net assets of Class C Shares as a service fee under the Plan applicable to Class C Shares.

   During the fiscal year ended May 31, 2003, the Funds incurred 12b-1 fees pursuant to their respective 12b-1 Plans in the amounts set forth in the table below. For the period, substantially all of the 12b-1 service fees on Class A Shares were paid out as compensation to Authorized Dealers for providing services to shareholders relating to their investments. To compensate for commissions advanced to Authorized Dealers, all 12b-1 distribution fees on Class B Shares, and all 12b-1 service and distribution fees on Class C Shares during the first year following a purchase are retained by Nuveen. After the first year following a purchase, 12b-1 service fees on Class B Shares and 12b-1 service and distribution fees on Class C Shares are paid to Authorized Dealers.



                                                   Compensation Paid to
                                                 Authorized Dealers During
                                                the Year Ended May 31, 2003
                                                ---------------------------
     Nuveen Georgia Municipal Bond Fund:
        Class A................................          $234,504
        Class B................................           177,760
        Class C................................           199,308
     Nuveen Louisiana Municipal Bond Fund:
        Class A................................           183,425
        Class B................................           217,372
        Class C................................           150,191
     Nuveen North Carolina Municipal Bond Fund:
        Class A................................           341,256
        Class B................................           218,339
        Class C................................           188,989
     Nuveen Tennessee Municipal Bond Fund:
        Class A................................           541,784
        Class B................................           201,517
        Class C................................           260,108


   Under each Fund's Plan, the Fund will report quarterly to the Board of Trustees for its review all amounts expended per class of shares under the Plan. The Plan may be terminated at any time with respect to any class of shares, without the payment of any penalty, by a vote of a majority of the trustees who are not "interested persons" and who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding voting securities of such class. The Plan may be renewed from year to year if approved by a vote of the Board of Trustees and a vote of the non-interested trustees who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be continued only if the trustees who vote to approve such continuance conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan may not be amended to increase materially the cost which a class of shares may bear under the Plan without the approval of the shareholders of the affected class, and any other material amendments of the Plan must be approved by the non-interested trustees by a vote cast in person at a meeting called for the purpose of considering such amendments. During the continuance of the Plan, the selection and nomination of the non-interested trustees of the Trust will be committed to the discretion of the non-interested trustees then in office.


INDEPENDENT AUDITORS, CUSTODIAN AND TRANSFER AGENT



   PricewaterhouseCoopers LLP, independent auditors, One North Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. In addition to audit services, the auditors will provide assistance on accounting, internal control, tax and related matters. The financial statements incorporated by reference elsewhere in this Statement of Additional Information and the information for prior periods set forth under "Financial Highlights" in the Prospectus have been audited by the respective auditors as indicated in their reports with respect thereto, and are included in reliance upon the authority of those auditors in giving their reports.



   The custodian of the Funds' assets is State Street Bank & Trust Company, 1 Federal Street, 2nd Floor, Boston, Massachusetts 02110. The custodian performs custodial, fund accounting, and portfolio accounting services.



   The Funds' transfer, shareholder services, and dividend paying agent is Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184.


FINANCIAL STATEMENTS

   The audited financial statements for each Fund's most recent fiscal year appear in the Fund's Annual Report. Each Fund's Annual Report accompanies this Statement of Additional Information.

APPENDIX A

Ratings of Investments

   The four highest ratings of Moody's for Municipal Obligations are Aaa, Aa, A and Baa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat greater than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Municipal Obligations that are rated A by Moody's possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest of A rated Municipal Obligations are considered adequate, but elements may be present, which suggest a susceptibility to impairment sometime in the future. Municipal Obligations rated Baa by Moody's are considered medium grade obligations (i.e., they are neither highly protected nor poorly secured). Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its general rating category.

   The four highest ratings of S&P for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA have a strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and interest is very strong and such bonds differ from AAA issues only in small degree. The category of A describes bonds which have a strong capacity to pay principal and interest, although such bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating is the lowest "investment grade" security rating by S&P. Municipal Obligations rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

   The four highest ratings of Fitch for Municipal Obligations are AAA, AA, A and BBB. Municipal Obligations rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Municipal Obligations rated AA are considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because Municipal Obligations rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+." Municipal Obligations rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Municipal Obligations rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

   The "Other Corporate Obligations" category of temporary investments are corporate (as opposed to municipal) debt obligations rated AAA by S&P or Aaa by Moody's. Corporate debt obligations rated AAA by S&P have an extremely strong capacity to pay principal and interest. The Moody's corporate debt rating of Aaa is comparable to that set forth above for Municipal Obligations.

   Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligation from a Fund's portfolio, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

APPENDIX B

DESCRIPTION OF HEDGING TECHNIQUES

   Set forth below is additional information regarding the various Fund's defensive hedging techniques and use of repurchase agreements.

Futures and Index Transactions

   Financial Futures. A financial future is an agreement between two parties to buy and sell a security for a set price on a future date. They have been designed by boards of trade which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC").

   The purchase of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. When a Fund purchases a financial future, it deposits in cash or securities an "initial margin" of between 1% and 5% of the contract amount. Thereafter, the Fund's account is either credited or debited on a daily basis in correlation with the fluctuation in price of the underlying future or other requirements imposed by the exchange in order to maintain an orderly market. The Fund must make additional payments to cover debits to its account and has the right to withdraw credits in excess of the liquidity, the Fund may close out its position at any time prior to expiration of the financial future by taking an opposite position. At closing a final determination of debits and credits is made, additional cash is paid by or to the Fund to settle the final determination and the Fund realizes a loss or gain depending on whether on a net basis it made or received such payments.

   The sale of financial futures is for the purpose of hedging a Fund's existing or anticipated holdings of long-term debt securities. For example, if a Fund owns long-term bonds and interest rates were expected to increase, it might sell financial futures. If interest rates did increase, the value of long-term bonds in the Fund's portfolio would decline, but the value of the Fund's financial futures would be expected to increase at approximately the same rate thereby keeping the net asset value of the Fund from declining as much as it otherwise would have.

   Among the risks associated with the use of financial futures by the Funds as a hedging device, perhaps the most significant is the imperfect correlation between movements in the price of the financial futures and movements in the price of the debt securities which are the subject of the hedge.

   Thus, if the price of the financial future moves less or more than the price of the securities which are the subject of the hedge, the hedge will not be fully effective. To compensate for this imperfect correlation, the Fund may enter into financial futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the financial futures. Conversely, the Fund may enter into fewer financial futures if the historical volatility of the price of the securities being hedged is less than the historical volatility of the financial futures.

   The market prices of financial futures may also be affected by factors other than interest rates. One of these factors is the possibility that rapid changes in the volume of closing transactions, whether due to volatile markets or movements by speculators, would temporarily distort the normal relationship between the markets in the financial future and the chosen debt securities. In these circumstances as well as in periods of rapid and large price movements. The Fund might find it difficult or impossible to close out a particular transaction.

   Options on Financial Futures. The Funds may also purchase put or call options on financial futures which are traded on a U.S. Exchange or board of trade and enter into closing transactions with respect to such options to terminate an existing position. Currently, options can be purchased with respect to financial futures on U.S. Treasury Bonds on The Chicago Board of Trade. The purchase of put options on financial futures is analogous to the purchase of put options by a Fund on its portfolio securities to hedge against the risk of rising interest rates. As with options on debt securities, the holder of an option may terminate his position by selling an option of the same Fund. There is no guarantee that such closing transactions can be effected.

Index Contracts

   Index Futures. A tax-exempt bond index which assigns relative values to the tax-exempt bonds included in the index is traded on the Chicago Board of Trade. The index fluctuates with changes in the market values of all tax-exempt bonds included rather than a single bond. An index future is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash--rather than any security--equal to specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the index future was originally written. Thus, an index future is similar to traditional financial futures except that settlement is made in cash.

   Index Options. The Funds may also purchase put or call options on U.S. Government or tax-exempt bond index futures and enter into closing transactions with respect to such options to terminate an existing position. Options on index futures are similar to options on debt instruments except that an option on an index future gives the purchaser the right, in return for the premium paid, to assume a position in an index contract rather than an underlying security at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance of the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, is less than the exercise price of the option on the index future.

   Bond index futures and options transactions would be subject to risks similar to transactions in financial futures and options thereon as described above. No series will enter into transactions in index or financial futures or related options unless and until, in the Adviser's opinion, the market for such instruments has developed sufficiently.

Repurchase Agreements

   A Fund may invest temporarily up to 5% of its assets in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. The Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Fund's board of trustees ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions, subject to the oversight of the Fund's board of trustees.

   The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

   The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit the Fund to keep all its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.


Swap Agreements



   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or swapped between the parties are calculated with respect to a notional amount (the amount or value of the underlying asset used in computing the particular interest rate, return, or other amount to be exchanged) in a particular foreign currency, or in a basket of securities representing a particular index. Swap agreements may include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or cap; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or floor; and
(iii) interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.



   A Fund may enter into interest rate, credit default, securities index, commodity, or security and currency exchange rate swap agreements for any purpose consistent with the Fund's investment objective, such as for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date.



   Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments and the changes in the future values, indices, or rates covered by the swap agreement. Swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Certain restrictions imposed on the Fund by the Internal Revenue Code of 1986 may limit the Fund's ability to use swap agreements. The swap market is largely unregulated.

                                                                  MAI-MS3-0903D

--------------------------------------------------------------------------------


Nuveen Investments Municipal Bond Funds
--------------------------------------------------------------------------------
                                               Annual Report dated May 31, 2003
                                             -----------------------------------

Dependable, tax-free income because it's not what you earn, it's what you keep.(R)

[PHOTO]



Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Tennessee Municipal Bond Fund



[LOGO] Nuveen Investments

  FASTER INFORMATION

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                            NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

[PHOTO]

Timothy R. Schwertfeger

                                 "No one knows
                                what the future
                               will bring, which
                                is why we think
                                a well-balanced
                               portfolio ... is
                                 an important
                                 component in
                                achieving your
                                   long-term
                               financial goals."
Dear Shareholder,

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive tax-free monthly income and total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Fund Spotlight sections of this report.

With interest rates at historically low levels, many have begun to wonder whether interest rates will rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that municipal bond investments like your Nuveen Investments Fund can be important building blocks in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Investments Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

July 15, 2003



                            Annual Report l Page 1

  Portfolio Manager's Comments

  Portfolio manager Rick Huber examines economic and market conditions, key investment strategies, and the performance of the Georgia, Louisiana, North Carolina, and Tennessee Funds. Rick, who has 18 years of investment management experience, assumed primary management responsibility for these Funds in January 2003.

--------------------------------------------------------------------------------

What was the general condition of the U.S. economy and the municipal markets in these states during the twelve-month reporting period?

Nationally, the year ended May 31, 2003, was a period of slow economic growth, low inflation and low interest rates. In this environment, many fixed income investments, including municipal bonds, performed well. Insured and higher-rated bonds, in particular, showed generally strong returns as many investors sought quality in an uncertain economic environment.

Reflecting national conditions, each of the four states also showed the effects of sluggish economic growth and increased financial stress. Over the twelve months, job growth in the state's health services, education and government sectors helped to offset weakness in retail sales, construction and telecommunications. As of May 2003, unemployment in the state was 4.8%, down from 5.1% in May 2002 and well below the current national average of 6.1%. The state's income-tax collections continued to decline when compared with recent years, tracking the national trend. This led Georgia to cut spending sharply in order to maintain a balanced budget. Unlike other states, however, Georgia was not forced to draw down its reserves, and this provided the state with a measure of financial stability.

Louisiana's economy continued to be hit hard by the general economic downturn, with the state's large energy industry especially affected. However, Louisiana maintained a surprisingly strong financial condition, in part by making several tough choices in order to achieve a balanced state budget.

There were signs of continued economic recovery in North Carolina during the period ended May 31, 2003, thanks in part to signs of a turnaround in the manufacturing sector. The state's budget shortfall was met by drawing down reserves and adopting new spending constraints. These actions did not address North Carolina's financial challenges beyond the current fiscal year, so the potential for further problems remains if the state's economy fails to grow sufficiently.

Tennessee's economy remained weak during the twelve-month period as the state endured substantial job losses, especially in the apparel and construction industries. After passing the largest tax increase in Tennessee history, the state's financial position has gradually improved, though substantial challenges still remain.

Nationally, the municipal bond market saw record new issuance in 2002, and continued strong issuance during the first five months of 2003. While each of these states saw relatively strong new issue volume during the twelve months ended May 31, 2003, none of the states issues large amounts of bonds on an annual basis. We are used to working with the relatively tight new issue supply common in each state.

How did the Funds perform during the twelve months ended May 31, 2003?

The accompanying chart provides performance information for the four Nuveen Funds discussed in this report (Class A shares at net asset value) for the year ended May 31, 2003. The chart also compares the Funds' performances to that of their peers (as measured by their Lipper category average) and to the overall municipal bond market (as measured by the Lehman Brothers Municipal Bond Index ("Lehman Index").

For the twelve-month period, all four of the Funds outperformed their Lipper peer group averages, and the national Lehman Index. This

--------------------------------------------------------------------------------
The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

                            Annual Report l Page 2

Class A Shares--
One-Year Total Returns as of 5/31/03
--------------------------------------------------------------------------------

               Nuveen Georgia Municipal Bond Fund/1/      10.78%
               Lipper Georgia Municipal Debt Funds
                 category average/2/                       9.46%
               Lehman Brothers Municipal Bond Index/3/    10.36%
               -------------------------------------------------

               Nuveen Louisiana Municipal Bond Fund/1/    10.45%
               Lipper Louisiana Municipal Debt Funds
                 category average/2/                       9.20%
               Lehman Brothers Municipal Bond Index/3/    10.36%
               -------------------------------------------------

               Nuveen North Carolina Municipal Bond
                 Fund/1/                                  10.82%
               Lipper North Carolina Municipal Debt Funds
                 category average/2/                       9.73%
               Lehman Brothers Municipal Bond Index/3/    10.36%
               -------------------------------------------------

               Nuveen Tennessee Municipal Bond Fund/1/    11.09%
               Lipper Tennessee Municipal Debt Funds
                 category average/2/                       9.59%
               Lehman Brothers Municipal Bond Index/3/    10.36%
               -------------------------------------------------

outperformance was due in part to each Fund's relatively heavy weightings in AAA/U.S. guaranteed and AA rated bonds. As of May 31, 2003, 78 percent of the Georgia Fund's portfolio were invested in municipal bonds with credit ratings of AAA/U.S. guaranteed or AA. The Louisiana Fund had 74 percent of its portfolio invested in AAA/U.S. guaranteed or AA rated bonds, while North Carolina had 78 percent and Tennessee had 82 percent.

What strategies did you use to manage the Funds during the twelve-month reporting period?

We managed these four Nuveen Funds with the same overall strategy that we use to manage all of our municipal bond funds. We followed a disciplined, research-driven approach with a view toward uncovering attractively valued bonds that we thought had above-average return potential.

We also sought to avoid excessive turnover in all of the Fund portfolios. With interest rates at near- historic lows, we believed it generally made limited sense to sell older investments often with higher coupons and buy new securities offering the lower prevailing yields--all while increasing our shareholders' capital gains exposure. Thus, we limited the Funds' trading activity to include only those transactions that, in our opinion, improved diversification, enhanced the Fund's call protection or otherwise were in the best long-term interests of shareholders.

To manage credit risk in the current uncertain environment, we maintained each Fund Portfolio's high quality. We also sought to take advantage of unique opportunities in each state. Here is a brief summary of specific strategies we followed on a portfolio-by-portfolio basis:

Georgia

With a tight supply of Georgia bonds to choose from, we were still able to improve the Fund's call protection and reduce its duration to help lower overall interest rate risk. Our overall approach was to take advantage of selected investment opportunities when they became available. We were particularly attracted to the health care and utility sectors during the period, as we believed that securities in these areas offered investors substantial potential value.

Louisiana

In the Louisiana Fund, we generally were satisfied with the Fund's credit and duration profile. We did, however, begin to modify our holdings of zero-coupon bonds, which are highly sensitive to changes in interest rates. The Fund's position in zero-coupon bonds helped overall performance during the reporting period as rates headed lower through most of the twelve months. As we moved into the spring of 2003, we began to reduce our weighting in these securities to help lower the Fund's interest rate risk should interest rates begin to rise in the future.


--------------------------------------------------------------------------------

1Performance figures are for Class A shares at net asset value as of May 31,
 2003. Current performance may be more or less than the performance shown.
2For each state, the Lipper peer group returns shown represent the average annualized total return for all reporting funds for the one-year period ended May 31, 2003. As of that date, the Lipper peer groups included 29 Georgia funds, 13 Louisiana funds, 26 North Carolina funds, and 14 Tennessee funds. The returns assume reinvestment of dividends and do not reflect any applicable sales charges.
3The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

                            Annual Report l Page 3

North Carolina

The relatively limited supply of North Carolina bonds made it somewhat difficult to identify attractive new investments for the Fund. Throughout the reporting period, our focus was on improving the Fund's credit profile and call protection. We looked to sell long-duration bonds that were in high demand, while buying high-quality bonds with short durations. This defensive tactic allowed us to reduce the Fund's volatility and help manage some of the risks associated with a rise in interest rates from their current, historically low levels. We also looked to further diversify the Fund by moderating its exposure to healthcare and single-family housing bonds, which represented 20 and 14 percent, respectively, of the portfolios as of May 31, 2003.

Tennessee

Although most municipal investments performed well during the reporting period, many bonds backed by corporations or economically sensitive projects did relatively poorly in the sluggish economic conditions. We sought to reduce exposure to these types of bonds and, instead, add high-quality securities to the portfolio. Also, to reduce the Fund's interest-rate risk, we looked to sell longer-maturity bonds and reinvest the proceeds into investments with somewhat shorter maturities.

What is your outlook for the municipal market and the Funds?

In the coming months, we do not expect to make major changes to the Funds' portfolios. Although we think the economic growth will continue to be slow, we believe that each state's economic condition will begin to improve as the national picture brightens. As a result, we will work to position each Fund to perform well in a stable rate environment while mitigating as much as possible the risks inherent in a fixed-income portfolio should interest rates begin to rise. We believe the tax-free income and diversification potential offered by these Funds continue to make them attractive investments.
--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Georgia Municipal Bond Fund*

                                    [CHART]

                    Nuveen Georgia      Nuveen Georgia
                    Municipal Bond      Municipal Bond     Lehman Brothers
   Date               Fund (NAV)         Fund (Offer)    Municipal Bond Index
----------          --------------      --------------   --------------------
 5/31/1993              10,000               9,580              10,000
 6/30/1993              10,178               9,751              10,167
 7/31/1993              10,160               9,733              10,180
 8/31/1993              10,418               9,980              10,392
 9/30/1993              10,551              10,108              10,510
10/31/1993              10,562              10,118              10,530
11/30/1993              10,455              10,016              10,438
12/31/1993              10,640              10,193              10,658
 1/31/1994              10,767              10,314              10,779
 2/28/1994              10,479              10,039              10,500
 3/31/1994              10,038               9,616              10,073
 4/30/1994              10,085               9,662              10,159
 5/31/1994              10,184               9,756              10,247
 6/30/1994              10,122               9,697              10,184
 7/31/1994              10,331               9,897              10,371
 8/31/1994              10,341               9,906              10,407
 9/30/1994              10,146               9,720              10,254
10/31/1994               9,953               9,534              10,072
11/30/1994               9,746               9,337               9,889
12/31/1994               9,992               9,572              10,107
 1/31/1995              10,321               9,887              10,396
 2/28/1995              10,605              10,159              10,698
 3/31/1995              10,687              10,239              10,821
 4/30/1995              10,664              10,216              10,834
 5/31/1995              11,031              10,567              11,180
 6/30/1995              10,913              10,454              11,083
 7/31/1995              10,965              10,505              11,188
 8/31/1995              11,070              10,605              11,330
 9/30/1995              11,142              10,674              11,402
10/31/1995              11,334              10,858              11,567
11/30/1995              11,547              11,062              11,759
12/31/1995              11,687              11,196              11,872
 1/31/1996              11,729              11,236              11,962
 2/29/1996              11,636              11,147              11,881
 3/31/1996              11,415              10,936              11,729
 4/30/1996              11,345              10,869              11,696
 5/31/1996              11,366              10,888              11,691
 6/30/1996              11,495              11,013              11,818
 7/31/1996              11,605              11,117              11,926
 8/31/1996              11,636              11,147              11,924
 9/30/1996              11,823              11,327              12,091
10/31/1996              11,979              11,476              12,227
11/30/1996              12,181              11,669              12,451
12/31/1996              12,132              11,622              12,399
 1/31/1997              12,142              11,632              12,422
 2/28/1997              12,265              11,750              12,537
 3/31/1997              12,123              11,614              12,370
 4/30/1997              12,236              11,722              12,474
 5/31/1997              12,432              11,910              12,661
 6/30/1997              12,675              12,143              12,796
 7/31/1997              13,097              12,547              13,151
 8/31/1997              12,976              12,431              13,027
 9/30/1997              13,174              12,621              13,182
10/31/1997              13,290              12,732              13,266
11/30/1997              13,371              12,810              13,345
12/31/1997              13,573              13,003              13,540
 1/31/1998              13,691              13,116              13,679
 2/28/1998              13,651              13,078              13,683
 3/31/1998              13,684              13,109              13,695
 4/30/1998              13,582              13,011              13,634
 5/31/1998              13,848              13,266              13,849
 6/30/1998              13,830              13,249              13,903
 7/31/1998              13,874              13,291              13,938
 8/31/1998              14,093              13,501              14,154
 9/30/1998              14,264              13,665              14,331
10/31/1998              14,232              13,635              14,331
11/30/1998              14,289              13,689              14,381
12/31/1998              14,308              13,707              14,417
 1/31/1999              14,454              13,847              14,589
 2/28/1999              14,371              13,768              14,524
 3/31/1999              14,377              13,773              14,545
 4/30/1999              14,420              13,815              14,581
 5/31/1999              14,309              13,708              14,497
 6/30/1999              14,080              13,489              14,288
 7/31/1999              14,072              13,481              14,339
 8/31/1999              13,854              13,272              14,225
 9/30/1999              13,754              13,176              14,230
10/31/1999              13,588              13,017              14,077
11/30/1999              13,699              13,124              14,226
12/31/1999              13,543              12,974              14,119
 1/31/2000              13,441              12,877              14,058
 2/29/2000              13,635              13,062              14,221
 3/31/2000              13,925              13,340              14,533
 4/30/2000              13,836              13,255              14,447
 5/31/2000              13,732              13,156              14,372
 6/30/2000              14,094              13,503              14,753
 7/31/2000              14,320              13,719              14,958
 8/31/2000              14,547              13,936              15,188
 9/30/2000              14,468              13,860              15,109
10/31/2000              14,612              13,999              15,274
11/30/2000              14,715              14,097              15,390
12/31/2000              15,128              14,493              15,770
 1/31/2001              15,105              14,470              15,926
 2/28/2001              15,237              14,597              15,977
 3/31/2001              15,385              14,738              16,121
 4/30/2001              15,189              14,551              15,947
 5/31/2001              15,367              14,721              16,119
 6/30/2001              15,501              14,850              16,227
 7/31/2001              15,752              15,091              16,467
 8/31/2001              16,019              15,346              16,739
 9/30/2001              15,981              15,309              16,682
10/31/2001              16,147              15,469              16,881
11/30/2001              16,019              15,347              16,739
12/31/2001              15,862              15,196              16,580
 1/31/2002              16,060              15,386              16,867
 2/28/2002              16,274              15,590              17,071
 3/31/2002              15,935              15,266              16,736
 4/30/2002              16,181              15,501              17,063
 5/31/2002              16,245              15,562              17,167
 6/30/2002              16,415              15,726              17,348
 7/31/2002              16,647              15,947              17,571
 8/31/2002              16,861              16,153              17,782
 9/30/2002              17,245              16,521              18,172
10/31/2002              16,894              16,184              17,871
11/30/2002              16,818              16,112              17,797
12/31/2002              17,185              16,463              18,172
 1/31/2003              17,077              16,360              18,126
 2/28/2003              17,345              16,616              18,379
 3/31/2003              17,362              16,633              18,390
 4/30/2003              17,584              16,845              18,512
 5/31/2003              17,995              17,239              18,946

--------------------------------------------------------------------------------

The graph does not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparison shows the change in value of a $10,000 investment in the Class A shares of the Nuveen Fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Fund return includes reinvestment of all dividends and distributions, and the Fund return at offer depicted in the chart reflects the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.


                            Annual Report l Page 4

     Growth of an Assumed $10,000 Investment

     Nuveen Louisiana Municipal Bond Fund*

                                    [CHART]

                 Nuveen Louisiana  Nuveen Louisiana
                  Municipal Bond    Municipal Bond    Lehman Brothers
   Date             Fund (NAV)       Fund (Offer)    Municipal Bond Index
----------       ----------------  ----------------  --------------------
 5/31/1993            10,000             9,580            10,000
 6/30/1993            10,194             9,766            10,167
 7/31/1993            10,188             9,760            10,180
 8/31/1993            10,441            10,002            10,392
 9/30/1993            10,553            10,110            10,510
10/31/1993            10,594            10,149            10,530
11/30/1993            10,456            10,017            10,438
12/31/1993            10,656            10,209            10,658
 1/31/1994            10,790            10,336            10,779
 2/28/1994            10,509            10,068            10,500
 3/31/1994            10,031             9,610            10,073
 4/30/1994            10,059             9,637            10,159
 5/31/1994            10,176             9,748            10,247
 6/30/1994            10,117             9,692            10,184
 7/31/1994            10,342             9,908            10,371
 8/31/1994            10,363             9,928            10,407
 9/30/1994            10,156             9,729            10,254
10/31/1994             9,938             9,521            10,072
11/30/1994             9,729             9,320             9,889
12/31/1994             9,999             9,579            10,107
 1/31/1995            10,332             9,898            10,396
 2/28/1995            10,651            10,204            10,698
 3/31/1995            10,733            10,283            10,821
 4/30/1995            10,732            10,282            10,834
 5/31/1995            11,112            10,646            11,180
 6/30/1995            10,968            10,507            11,083
 7/31/1995            11,051            10,587            11,188
 8/31/1995            11,197            10,727            11,330
 9/30/1995            11,259            10,786            11,402
10/31/1995            11,448            10,967            11,567
11/30/1995            11,732            11,239            11,759
12/31/1995            11,881            11,382            11,872
 1/31/1996            11,903            11,403            11,962
 2/29/1996            11,826            11,329            11,881
 3/31/1996            11,622            11,134            11,729
 4/30/1996            11,567            11,081            11,696
 5/31/1996            11,642            11,153            11,691
 6/30/1996            11,749            11,255            11,818
 7/31/1996            11,869            11,370            11,926
 8/31/1996            11,890            11,391            11,924
 9/30/1996            12,109            11,600            12,091
10/31/1996            12,253            11,738            12,227
11/30/1996            12,507            11,981            12,451
12/31/1996            12,453            11,930            12,399
 1/31/1997            12,453            11,930            12,422
 2/28/1997            12,587            12,059            12,537
 3/31/1997            12,427            11,906            12,370
 4/30/1997            12,539            12,013            12,474
 5/31/1997            12,732            12,198            12,661
 6/30/1997            12,857            12,317            12,796
 7/31/1997            13,260            12,703            13,151
 8/31/1997            13,108            12,558            13,027
 9/30/1997            13,258            12,701            13,182
10/31/1997            13,361            12,800            13,266
11/30/1997            13,466            12,900            13,345
12/31/1997            13,664            13,090            13,540
 1/31/1998            13,804            13,224            13,679
 2/28/1998            13,803            13,223            13,683
 3/31/1998            13,825            13,244            13,695
 4/30/1998            13,727            13,150            13,634
 5/31/1998            13,990            13,403            13,849
 6/30/1998            14,013            13,424            13,903
 7/31/1998            14,046            13,456            13,938
 8/31/1998            14,288            13,688            14,154
 9/30/1998            14,457            13,849            14,331
10/31/1998            14,416            13,811            14,331
11/30/1998            14,474            13,866            14,381
12/31/1998            14,495            13,887            14,417
 1/31/1999            14,617            14,003            14,589
 2/28/1999            14,538            13,928            14,524
 3/31/1999            14,560            13,949            14,545
 4/30/1999            14,605            13,992            14,581
 5/31/1999            14,512            13,902            14,497
 6/30/1999            14,264            13,665            14,288
 7/31/1999            14,271            13,671            14,339
 8/31/1999            14,021            13,432            14,225
 9/30/1999            13,926            13,341            14,230
10/31/1999            13,622            13,050            14,077
11/30/1999            13,747            13,170            14,226
12/31/1999            13,589            13,019            14,119
 1/31/2000            13,452            12,887            14,058
 2/29/2000            13,683            13,109            14,221
 3/31/2000            14,036            13,447            14,533
 4/30/2000            13,924            13,339            14,447
 5/31/2000            13,811            13,231            14,372
 6/30/2000            14,181            13,586            14,753
 7/31/2000            14,432            13,826            14,958
 8/31/2000            14,697            14,080            15,188
 9/30/2000            14,609            13,995            15,109
10/31/2000            14,753            14,134            15,274
11/30/2000            14,871            14,246            15,390
12/31/2000            15,347            14,703            15,770
 1/31/2001            15,424            14,776            15,926
 2/28/2001            15,514            14,863            15,977
 3/31/2001            15,661            15,003            16,121
 4/30/2001            15,443            14,795            15,947
 5/31/2001            15,634            14,977            16,119
 6/30/2001            15,768            15,106            16,227
 7/31/2001            16,030            15,357            16,467
 8/31/2001            16,308            15,623            16,739
 9/30/2001            16,215            15,534            16,682
10/31/2001            16,409            15,720            16,881
11/30/2001            16,257            15,575            16,739
12/31/2001            16,062            15,388            16,580
 1/31/2002            16,331            15,645            16,867
 2/28/2002            16,543            15,848            17,071
 3/31/2002            16,184            15,504            16,736
 4/30/2002            16,426            15,737            17,063
 5/31/2002            16,537            15,843            17,167
 6/30/2002            16,708            16,006            17,348
 7/31/2002            16,939            16,227            17,571
 8/31/2002            17,140            16,420            17,782
 9/30/2002            17,583            16,845            18,172
10/31/2002            17,154            16,433            17,871
11/30/2002            17,084            16,366            17,797
12/31/2002            17,499            16,764            18,172
 1/31/2003            17,337            16,609            18,126
 2/28/2003            17,679            16,936            18,379
 3/31/2003            17,654            16,912            18,390
 4/30/2003            17,813            17,065            18,512
 5/31/2003            18,265            17,498            18,946

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen North Carolina Municipal Bond Fund*

                                    [CHART]

                        Nuveen              Nuveen
                    North Carolina      North Carolina
                    Municipal Bond      Municipal Bond      Lehman Brothers
  Date                Fund (NAV)         Fund (Offer)    Municipal Bond Index
----------          --------------      --------------   --------------------
 5/31/1993              10,000               9,580              10,000
 6/30/1993              10,179               9,751              10,167
 7/31/1993              10,169               9,742              10,180
 8/31/1993              10,389               9,953              10,392
 9/30/1993              10,493              10,053              10,510
10/31/1993              10,532              10,090              10,530
11/30/1993              10,413               9,976              10,438
12/31/1993              10,598              10,152              10,658
 1/31/1994              10,724              10,273              10,779
 2/28/1994              10,480              10,040              10,500
 3/31/1994              10,033               9,611              10,073
 4/30/1994              10,030               9,608              10,159
 5/31/1994              10,128               9,703              10,247
 6/30/1994              10,054               9,632              10,184
 7/31/1994              10,234               9,804              10,371
 8/31/1994              10,252               9,822              10,407
 9/30/1994              10,096               9,672              10,254
10/31/1994               9,920               9,503              10,072
11/30/1994               9,731               9,323               9,889
12/31/1994               9,998               9,578              10,107
 1/31/1995              10,256               9,825              10,396
 2/28/1995              10,521              10,079              10,698
 3/31/1995              10,582              10,137              10,821
 4/30/1995              10,588              10,143              10,834
 5/31/1995              10,882              10,425              11,180
 6/30/1995              10,772              10,320              11,083
 7/31/1995              10,845              10,389              11,188
 8/31/1995              10,961              10,500              11,330
 9/30/1995              11,011              10,549              11,402
10/31/1995              11,203              10,732              11,567
11/30/1995              11,427              10,947              11,759
12/31/1995              11,543              11,058              11,872
 1/31/1996              11,582              11,096              11,962
 2/29/1996              11,486              11,004              11,881
 3/31/1996              11,305              10,830              11,729
 4/30/1996              11,253              10,780              11,696
 5/31/1996              11,281              10,807              11,691
 6/30/1996              11,386              10,908              11,818
 7/31/1996              11,482              10,999              11,926
 8/31/1996              11,464              10,983              11,924
 9/30/1996              11,640              11,151              12,091
10/31/1996              11,738              11,245              12,227
11/30/1996              11,925              11,424              12,451
12/31/1996              11,885              11,386              12,399
 1/31/1997              11,903              11,403              12,422
 2/28/1997              12,001              11,497              12,537
 3/31/1997              11,855              11,357              12,370
 4/30/1997              11,965              11,463              12,474
 5/31/1997              12,159              11,648              12,661
 6/30/1997              12,271              11,756              12,796
 7/31/1997              12,597              12,068              13,151
 8/31/1997              12,471              11,948              13,027
 9/30/1997              12,609              12,079              13,182
10/31/1997              12,698              12,165              13,266
11/30/1997              12,751              12,216              13,345
12/31/1997              12,941              12,398              13,540
 1/31/1998              13,045              12,497              13,679
 2/28/1998              13,038              12,491              13,683
 3/31/1998              13,068              12,520              13,695
 4/30/1998              13,000              12,454              13,634
 5/31/1998              13,216              12,661              13,849
 6/30/1998              13,259              12,702              13,903
 7/31/1998              13,288              12,730              13,938
 8/31/1998              13,467              12,901              14,154
 9/30/1998              13,622              13,050              14,331
10/31/1998              13,576              13,005              14,331
11/30/1998              13,656              13,082              14,381
12/31/1998              13,649              13,076              14,417
 1/31/1999              13,780              13,201              14,589
 2/28/1999              13,717              13,140              14,524
 3/31/1999              13,732              13,155              14,545
 4/30/1999              13,773              13,194              14,581
 5/31/1999              13,670              13,095              14,497
 6/30/1999              13,460              12,895              14,288
 7/31/1999              13,462              12,896              14,339
 8/31/1999              13,210              12,655              14,225
 9/30/1999              13,118              12,567              14,230
10/31/1999              12,904              12,362              14,077
11/30/1999              13,025              12,478              14,226
12/31/1999              12,863              12,323              14,119
 1/31/2000              12,769              12,233              14,058
 2/29/2000              13,031              12,483              14,221
 3/31/2000              13,375              12,813              14,533
 4/30/2000              13,268              12,711              14,447
 5/31/2000              13,146              12,594              14,372
 6/30/2000              13,509              12,942              14,753
 7/31/2000              13,735              13,158              14,958
 8/31/2000              13,975              13,388              15,188
 9/30/2000              13,880              13,297              15,109
10/31/2000              14,037              13,448              15,274
11/30/2000              14,167              13,572              15,390
12/31/2000              14,555              13,943              15,770
 1/31/2001              14,629              14,014              15,926
 2/28/2001              14,716              14,098              15,977
 3/31/2001              14,847              14,223              16,121
 4/30/2001              14,617              14,003              15,947
 5/31/2001              14,778              14,157              16,119
 6/30/2001              14,911              14,284              16,227
 7/31/2001              15,175              14,538              16,467
 8/31/2001              15,412              14,764              16,739
 9/30/2001              15,310              14,667              16,682
10/31/2001              15,459              14,810              16,881
11/30/2001              15,327              14,683              16,739
12/31/2001              15,194              14,556              16,580
 1/31/2002              15,390              14,744              16,867
 2/28/2002              15,602              14,947              17,071
 3/31/2002              15,287              14,645              16,736
 4/30/2002              15,531              14,878              17,063
 5/31/2002              15,637              14,981              17,167
 6/30/2002              15,775              15,112              17,348
 7/31/2002              16,005              15,333              17,571
 8/31/2002              16,234              15,552              17,782
 9/30/2002              16,619              15,921              18,172
10/31/2002              16,276              15,593              17,871
11/30/2002              16,227              15,545              17,797
12/31/2002              16,585              15,889              18,172
 1/31/2003              16,504              15,811              18,126
 2/28/2003              16,831              16,124              18,379
 3/31/2003              16,828              16,121              18,390
 4/30/2003              16,967              16,255              18,512
 5/31/2003              17,330              16,602              18,946

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Growth of an Assumed $10,000 Investment

     Nuveen Tennessee Municipal Bond Fund*

                                    [CHART]

                 Nuveen Tennessee  Nuveen Tennessee
                  Municipal Bond    Municipal Bond     Lehman Brothers
   Date             Fund (NAV)       Fund (Offer)    Municipal Bond Index
----------       ----------------  ----------------  --------------------
 5/31/1993            10,000             9,580             10,000
 6/30/1993            10,179             9,751             10,167
 7/31/1993            10,182             9,754             10,180
 8/31/1993            10,401             9,964             10,392
 9/30/1993            10,520            10,078             10,510
10/31/1993            10,550            10,107             10,530
11/30/1993            10,433             9,995             10,438
12/31/1993            10,620            10,174             10,658
 1/31/1994            10,750            10,299             10,779
 2/28/1994            10,479            10,039             10,500
 3/31/1994            10,043             9,622             10,073
 4/30/1994            10,062             9,639             10,159
 5/31/1994            10,155             9,729             10,247
 6/30/1994            10,098             9,674             10,184
 7/31/1994            10,279             9,847             10,371
 8/31/1994            10,300             9,867             10,407
 9/30/1994            10,155             9,729             10,254
10/31/1994             9,964             9,546             10,072
11/30/1994             9,780             9,369              9,889
12/31/1994            10,032             9,611             10,107
 1/31/1995            10,306             9,873             10,396
 2/28/1995            10,586            10,141             10,698
 3/31/1995            10,665            10,217             10,821
 4/30/1995            10,664            10,216             10,834
 5/31/1995            10,972            10,511             11,180
 6/30/1995            10,881            10,424             11,083
 7/31/1995            10,952            10,492             11,188
 8/31/1995            11,053            10,588             11,330
 9/30/1995            11,102            10,636             11,402
10/31/1995            11,265            10,792             11,567
11/30/1995            11,468            10,987             11,759
12/31/1995            11,612            11,124             11,872
 1/31/1996            11,652            11,163             11,962
 2/29/1996            11,577            11,090             11,881
 3/31/1996            11,410            10,931             11,729
 4/30/1996            11,366            10,889             11,696
 5/31/1996            11,387            10,909             11,691
 6/30/1996            11,501            11,018             11,818
 7/31/1996            11,605            11,118             11,926
 8/31/1996            11,594            11,107             11,924
 9/30/1996            11,762            11,268             12,091
10/31/1996            11,869            11,370             12,227
11/30/1996            12,060            11,554             12,451
12/31/1996            12,017            11,512             12,399
 1/31/1997            12,027            11,522             12,422
 2/28/1997            12,136            11,626             12,537
 3/31/1997            12,003            11,499             12,370
 4/30/1997            12,101            11,592             12,474
 5/31/1997            12,265            11,750             12,661
 6/30/1997            12,398            11,877             12,796
 7/31/1997            12,742            12,207             13,151
 8/31/1997            12,619            12,089             13,027
 9/30/1997            12,764            12,228             13,182
10/31/1997            12,865            12,324             13,266
11/30/1997            12,943            12,400             13,345
12/31/1997            13,113            12,562             13,540
 1/31/1998            13,212            12,657             13,679
 2/28/1998            13,210            12,655             13,683
 3/31/1998            13,241            12,685             13,695
 4/30/1998            13,145            12,593             13,634
 5/31/1998            13,374            12,812             13,849
 6/30/1998            13,394            12,831             13,903
 7/31/1998            13,426            12,862             13,938
 8/31/1998            13,622            13,050             14,154
 9/30/1998            13,807            13,227             14,331
10/31/1998            13,767            13,189             14,331
11/30/1998            13,845            13,264             14,381
12/31/1998            13,841            13,260             14,417
 1/31/1999            13,981            13,394             14,589
 2/28/1999            13,904            13,320             14,524
 3/31/1999            13,900            13,316             14,545
 4/30/1999            13,943            13,357             14,581
 5/31/1999            13,840            13,259             14,497
 6/30/1999            13,589            13,019             14,288
 7/31/1999            13,596            13,025             14,339
 8/31/1999            13,394            12,831             14,225
 9/30/1999            13,339            12,778             14,230
10/31/1999            13,159            12,606             14,077
11/30/1999            13,278            12,721             14,226
12/31/1999            13,147            12,595             14,119
 1/31/2000            13,003            12,456             14,058
 2/29/2000            13,226            12,670             14,221
 3/31/2000            13,526            12,958             14,533
 4/30/2000            13,457            12,892             14,447
 5/31/2000            13,336            12,776             14,372
 6/30/2000            13,640            13,068             14,753
 7/31/2000            13,830            13,249             14,958
 8/31/2000            14,019            13,430             15,188
 9/30/2000            13,974            13,387             15,109
10/31/2000            14,112            13,519             15,274
11/30/2000            14,198            13,602             15,390
12/31/2000            14,536            13,926             15,770
 1/31/2001            14,650            14,035             15,926
 2/28/2001            14,764            14,144             15,977
 3/31/2001            14,865            14,241             16,121
 4/30/2001            14,684            14,067             15,947
 5/31/2001            14,827            14,204             16,119
 6/30/2001            14,944            14,316             16,227
 7/31/2001            15,197            14,559             16,467
 8/31/2001            15,452            14,803             16,739
 9/30/2001            15,405            14,758             16,682
10/31/2001            15,537            14,885             16,881
11/30/2001            15,435            14,786             16,739
12/31/2001            15,290            14,648             16,580
 1/31/2002            15,494            14,843             16,867
 2/28/2002            15,699            15,040             17,071
 3/31/2002            15,383            14,737             16,736
 4/30/2002            15,646            14,989             17,063
 5/31/2002            15,768            15,106             17,167
 6/30/2002            15,920            15,251             17,348
 7/31/2002            16,200            15,520             17,571
 8/31/2002            16,410            15,721             17,782
 9/30/2002            16,751            16,047             18,172
10/31/2002            16,412            15,722             17,871
11/30/2002            16,375            15,687             17,797
12/31/2002            16,698            15,996             18,172
 1/31/2003            16,646            15,947             18,126
 2/28/2003            16,932            16,221             18,379
 3/31/2003            16,954            16,242             18,390
 4/30/2003            17,123            16,404             18,512
 5/31/2003            17,518            16,782             18,946

--------------------------------------------------------------------------------

The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes, that a shareholder may pay on Fund distributions or the redemption of shares.
*The Index Comparisons show the change in value of a $10,000 investment in the Class A shares of the Nuveen Funds compared with the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, from many different states, and does not reflect any initial or ongoing expenses. An index is not available for direct investment. The Nuveen Funds returns include reinvestment of all dividends and distributions, and the Funds returns at offer depicted in the charts reflect the initial maximum sales charge applicable to A shares (4.20%) and all ongoing Fund expenses. The performance data quoted represents past performance, which is not indicative of future results. Current performance may be more or less than the performance shown.


                            Annual Report l Page 5

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03                Nuveen Georgia Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.34   $11.36   $11.31   $11.31
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0400  $0.0330  $0.0350  $0.0415
         --------------------------------------------------------------
         Latest Capital Gain/2/      $0.0352  $0.0352  $0.0352  $0.0352
         --------------------------------------------------------------
         Commencement Date           3/27/86  2/18/97  1/04/94  2/14/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                         10.78%  6.13%
                  ---------------------------------------------
                  5-Year                          5.38%  4.48%
                  ---------------------------------------------
                  10-Year                         6.05%  5.59%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                          9.92%  5.92%
                  ---------------------------------------------
                  5-Year                          4.60%  4.43%
                  ---------------------------------------------
                  10-Year                         5.51%  5.51%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                         10.00%
                  ---------------------------------------------
                  5-Year                          4.78%
                  ---------------------------------------------
                  10-Year                         5.44%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                         10.99%
                  ---------------------------------------------
                  5-Year                          5.60%
                  ---------------------------------------------
                  10-Year                         6.15%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                4.23%  4.06%
                  ---------------------------------------------
                  SEC 30-Day Yield                3.46%  3.31%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     5.13%  4.90%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                3.49%
                  ---------------------------------------------
                  SEC 30-Day Yield                2.87%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     4.25%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                3.71%
                  ---------------------------------------------
                  SEC 30-Day Yield                3.06%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     4.53%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                4.40%
                  ---------------------------------------------
                  SEC 30-Day Yield                3.81%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/     5.64%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.85%         4.32%
                            ---------------------------------------------
                            5-Year             5.25%         4.35%
                            ---------------------------------------------
                            10-Year            5.79%         5.33%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             8.02%         4.02%
                            ---------------------------------------------
                            5-Year             4.48%         4.31%
                            ---------------------------------------------
                            10-Year            5.25%         5.25%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             8.19%
                            ---------------------------------------------
                            5-Year             4.66%
                            ---------------------------------------------
                            10-Year            5.18%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             9.06%
                            ---------------------------------------------
                            5-Year             5.48%
                            ---------------------------------------------
                            10-Year            5.89%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed  68%
AA                   10%
A                     9%
BBB                   9%
NR                    2%
BB or Lower           2%

                  Top Five Sectors/6/
                  Healthcare                              21%
                  -------------------------------------------
                  Tax Obligation/Limited                  14%
                  -------------------------------------------
                  Water and Sewer                         11%
                  -------------------------------------------
                  Utilities                               11%
                  -------------------------------------------
                  Housing/Multifamily                      9%
                  -------------------------------------------
                  Portfolio Statistics
                  Net Assets ($000)                  $170,153
                  -------------------------------------------
                  Average Effective Maturity (Years)    19.79
                  -------------------------------------------
                  Duration                               6.29
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 6

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03              Nuveen Louisiana Municipal Bond Fund
================================================================================

         Quick Facts
                                    A Shares B Shares C Shares R Shares
         --------------------------------------------------------------
         NAV                          $11.76   $11.75   $11.74   $11.82
         --------------------------------------------------------------
         Latest Monthly Dividend/1/  $0.0420  $0.0350  $0.0370  $0.0440
         --------------------------------------------------------------
         Commencement Date           9/12/89  2/06/97  2/02/94  2/25/97
         --------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/2/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.45%  5.80%
                  ---------------------------------------------
                  5-Year                           5.48%  4.57%
                  ---------------------------------------------
                  10-Year                          6.21%  5.76%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.74%  5.65%
                  ---------------------------------------------
                  5-Year                           4.71%  4.54%
                  ---------------------------------------------
                  10-Year                          5.66%  5.66%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                           9.89%
                  ---------------------------------------------
                  5-Year                           4.90%
                  ---------------------------------------------
                  10-Year                          5.62%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          11.12%
                  ---------------------------------------------
                  5-Year                           5.79%
                  ---------------------------------------------
                  10-Year                          6.40%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield/3/                  4.29%  4.11%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.64%  3.49%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.28%  5.06%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.57%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.06%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.43%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  3.78%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.26%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      4.72%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield/3/                  4.47%
                  ---------------------------------------------
                  SEC 30-Day Yield                 4.00%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/4/      5.80%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/2/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             8.41%         3.87%
                            ---------------------------------------------
                            5-Year             5.27%         4.36%
                            ---------------------------------------------
                            10-Year            5.92%         5.46%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             7.63%         3.63%
                            ---------------------------------------------
                            5-Year             4.48%         4.31%
                            ---------------------------------------------
                            10-Year            5.37%         5.37%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             7.86%
                            ---------------------------------------------
                            5-Year             4.69%
                            ---------------------------------------------
                            10-Year            5.33%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             8.98%
                            ---------------------------------------------
                            5-Year             5.55%
                            ---------------------------------------------
                            10-Year            6.10%
                            ---------------------------------------------

Bond Credit Quality/5/
                                    [CHART]

AAA/U.S. Guaranteed    71%
AA                      3%
A                       9%
BBB                    17%

                  Top Five Sectors/5/
                  Tax Obligation/Limited                  25%
                  -------------------------------------------
                  Healthcare                              16%
                  -------------------------------------------
                  Housing/Single Family                   11%
                  -------------------------------------------
                  Tax Obligation/General                  10%
                  -------------------------------------------
                  U.S. Guaranteed                          9%
                  -------------------------------------------
                  Portfolio Statistics
                  Net Assets ($000)                  $136,719
                  -------------------------------------------
                  Average Effective Maturity (Years)    20.55
                  -------------------------------------------
                  Duration                               7.37
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
3The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
4Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 31%.
5As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 7

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03         Nuveen North Carolina Municipal Bond Fund
================================================================================

        Quick Facts
                                   A Shares B Shares  C Shares R Shares
        ---------------------------------------------------------------
        NAV                        $  10.86 $  10.88 $   10.85 $  10.87
        ---------------------------------------------------------------
        Latest Monthly Dividend/1/ $ 0.0380 $ 0.0315 $  0.0330 $ 0.0395
        ---------------------------------------------------------------
        Latest Capital Gain/2/     $ 0.0017 $ 0.0017 $  0.0017 $ 0.0017
        ---------------------------------------------------------------
        Commencement Date           3/27/86  2/25/97  10/04/93  2/05/97
        ---------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          10.82%  6.16%
                  ---------------------------------------------
                  5-Year                           5.57%  4.66%
                  ---------------------------------------------
                  10-Year                          5.66%  5.21%
                  ---------------------------------------------
                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                           9.99%  5.99%
                  ---------------------------------------------
                  5-Year                           4.81%  4.65%
                  ---------------------------------------------
                  10-Year                          5.11%  5.11%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.21%
                  ---------------------------------------------
                  5-Year                           5.00%
                  ---------------------------------------------
                  10-Year                          5.06%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          11.00%
                  ---------------------------------------------
                  5-Year                           5.77%
                  ---------------------------------------------
                  10-Year                          5.78%
                  ---------------------------------------------
                  Tax-Free Yields
                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                 4.20%  4.02%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.19%  3.06%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.83%  4.64%
                  ---------------------------------------------
                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.47%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.59%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      3.92%
                  ---------------------------------------------
                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.65%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.79%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.23%
                  ---------------------------------------------
                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.36%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.53%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.35%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/
                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             9.13%         4.56%
                            ---------------------------------------------
                            5-Year             5.36%         4.45%
                            ---------------------------------------------
                            10-Year            5.40%         4.95%
                            ---------------------------------------------
                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             8.21%         4.21%
                            ---------------------------------------------
                            5-Year             4.57%         4.40%
                            ---------------------------------------------
                            10-Year            4.87%         4.87%
                            ---------------------------------------------
                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             8.52%
                            ---------------------------------------------
                            5-Year             4.79%
                            ---------------------------------------------
                            10-Year            4.80%
                            ---------------------------------------------
                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             9.30%
                            ---------------------------------------------
                            5-Year             5.57%
                            ---------------------------------------------
                            10-Year            5.53%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed     37%
AA                      41%
A                       10%
BBB                     12%

                  Top Five Sectors/6/
                  Healthcare                              20%
                  -------------------------------------------
                  Tax Obligation/Limited                  14%
                  -------------------------------------------
                  Housing/Single Family                   14%
                  -------------------------------------------
                  Utilities                               12%
                  -------------------------------------------
                  Education and Civic Organizations       10%
                  -------------------------------------------
                  Portfolio Statistics
                  Net Assets ($000)                  $230,011
                  -------------------------------------------
                  Average Effective Maturity (Years)    19.86
                  -------------------------------------------
                  Duration                               5.52
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 34%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 8

--------------------------------------------------------------------------------
  Fund Spotlight as of 5/31/03              Nuveen Tennessee Municipal Bond Fund
================================================================================

        Quick Facts
                                    A Shares B Shares  C Shares R Shares
        ----------------------------------------------------------------
        NAV                        $   11.71 $  11.72 $   11.71 $  11.71
        ----------------------------------------------------------------
        Latest Monthly Dividend/1/ $  0.0445 $ 0.0375 $  0.0390 $ 0.0465
        ----------------------------------------------------------------
        Latest Capital Gain/2/     $  0.0064 $ 0.0064 $  0.0064 $ 0.0064
        ----------------------------------------------------------------
        Commencement Date           11/02/87  2/25/97  10/04/93  2/06/97
        ----------------------------------------------------------------

                  Average Annual Total Returns as of 5/31/03/3/

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  1-Year                          11.09%  6.47%
                  ---------------------------------------------
                  5-Year                           5.54%  4.64%
                  ---------------------------------------------
                  10-Year                          5.76%  5.31%
                  ---------------------------------------------

                  B Shares                      w/o CDSC w/CDSC
                  ---------------------------------------------
                  1-Year                          10.27%  6.27%
                  ---------------------------------------------
                  5-Year                           4.77%  4.61%
                  ---------------------------------------------
                  10-Year                          5.22%  5.22%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  1-Year                          10.47%
                  ---------------------------------------------
                  5-Year                           4.97%
                  ---------------------------------------------
                  10-Year                          5.17%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  1-Year                          11.27%
                  ---------------------------------------------
                  5-Year                           5.76%
                  ---------------------------------------------
                  10-Year                          5.88%
                  ---------------------------------------------
                  Tax-Free Yields

                  A Shares                           NAV  Offer
                  ---------------------------------------------
                  Market Yield /4/                 4.56%  4.37%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.24%  3.10%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.80%  4.59%
                  ---------------------------------------------

                  B Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 3.84%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.64%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      3.91%
                  ---------------------------------------------

                  C Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.00%
                  ---------------------------------------------
                  SEC 30-Day Yield                 2.84%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      4.21%
                  ---------------------------------------------

                  R Shares                           NAV
                  ---------------------------------------------
                  Market Yield /4/                 4.77%
                  ---------------------------------------------
                  SEC 30-Day Yield                 3.59%
                  ---------------------------------------------
                  Taxable-Equivalent Yield/5/      5.32%
                  ---------------------------------------------

                            Average Annual Total Returns as of 6/30/03/3/

                            A Shares             NAV         Offer
                            ---------------------------------------------
                            1-Year             9.04%         4.44%
                            ---------------------------------------------
                            5-Year             5.32%         4.42%
                            ---------------------------------------------
                            10-Year            5.48%         5.03%
                            ---------------------------------------------

                            B Shares        w/o CDSC        w/CDSC
                            ---------------------------------------------
                            1-Year             8.24%         4.24%
                            ---------------------------------------------
                            5-Year             4.54%         4.37%
                            ---------------------------------------------
                            10-Year            4.94%         4.94%
                            ---------------------------------------------

                            C Shares             NAV
                            ---------------------------------------------
                            1-Year             8.44%
                            ---------------------------------------------
                            5-Year             4.73%
                            ---------------------------------------------
                            10-Year            4.89%
                            ---------------------------------------------

                            R Shares             NAV
                            ---------------------------------------------
                            1-Year             9.32%
                            ---------------------------------------------
                            5-Year             5.52%
                            ---------------------------------------------
                            10-Year            5.60%
                            ---------------------------------------------

Bond Credit Quality/6/
                                    [CHART]

AAA/U.S. Guaranteed    50%
AA                     32%
A                       5%
BBB                    11%
NR                      1%
BB or Lower             1%

                  Top Five Sectors/6/
                  Healthcare                              17%
                  -------------------------------------------
                  U.S. Guaranteed                         15%
                  -------------------------------------------
                  Housing/Single Family                   10%
                  -------------------------------------------
                  Utilities                                9%
                  -------------------------------------------
                  Tax Obligation/General                   9%
                  -------------------------------------------
                  Portfolio Statistics
                  Net Assets ($000)                  $347,059
                  -------------------------------------------
                  Average Effective Maturity (Years)    19.37
                  -------------------------------------------
                  Duration                               5.77
                  -------------------------------------------

--------------------------------------------------------------------------------
Returns are historical and do not guarantee future performance. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Performance of classes will differ. For additional information, please see the Fund prospectus.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
1Paid June 2, 2003. This is the latest monthly tax-exempt dividend declared during the period ended May 31, 2003.
2Paid December 4, 2002. Capital gains and/or ordinary income distributions are subject to federal taxation.
3Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that begins at 5% for redemptions during the first year after purchase and declines periodically to 0% over the following five years. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return.
4The Market Yield is an investment's current annualized dividend divided by its current offering price while the SEC 30-Day Yield is a standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.
5Based on the SEC 30-Day Yield and a combined federal and state income tax rate of 32.5%.
6As a percentage of total holdings as of May 31, 2003. Holdings are subject to change.

                            Annual Report l Page 9

Portfolio of Investments
NUVEEN GEORGIA MUNICIPAL BOND FUND
May 31, 2003


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.2%

     $ 2,000 Development Authority of Cartersville, Georgia, Sewage Facilities Refunding Revenue Bonds
              (Anheuser-Busch Project), Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.0%

       5,000 Development Authority of Fulton County, Georgia, Revenue Bonds, TUFF/Atlanta Housing, LLC Project at
              Georgia State University, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

       4,500 Development Authority of Fulton County, Georgia, Georgia Tech Athletic Association Revenue Bonds,
              Series 2001, 5.125%, 10/01/32 - AMBAC Insured

         500 Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds, Spelman College
              Project, Series 1994, 6.200%, 6/01/14 - FGIC Insured

       1,150 Private Colleges and University Authority, Georgia, Emory University Revenue Bonds, Series 2001A,
              5.000%, 9/01/31
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 20.7%

       4,900 Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,
              Series 1998, 5.375%, 12/01/28

       4,200 Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,
              Memorial Health University Medical Center, Inc., Series 2001A, 6.125%, 1/01/24

       6,000 Hospital Authority of Clarke County, Georgia, Hospital Revenue Certificates, Athens Regional Medical
              Center Project, Series 1999, 5.250%, 1/01/29 - MBIA Insured

       1,000 Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional Medical
              Center, Inc. Project, Series 1997A, 6.750%, 12/01/16

       1,945 Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center
              Project, Series 2002, 5.125%, 7/01/26 - MBIA Insured

       1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast
              Georgia Healthcare Project, Series 1995, 6.000%, 10/01/20 - MBIA Insured

       3,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast
              Georgia Health System Inc. Project, Series 2001, 5.500%, 5/15/31

       7,150 Hospital Authority of Gwinnett County, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital
              System Inc., Series 1997B, 5.300%, 9/01/27 - MBIA Insured

       2,250 Hospital Authority of Royston, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System,
              Inc. Project, Series 1999, 6.500%, 7/01/27

       3,110 Valdosta and Lowndes County Hospital Authority, Georgia, Series 2002, South Georgia Medical Center
              Project Revenue Certificates, 5.250%, 10/01/27 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 8.9%

       1,250 Atlanta Housing Authority, Georgia, Multifamily Housing Revenue Bonds, The Village at Castleberry Hill
              Project, GNMA Collateralized, Series 1999, 5.400%, 2/20/39 (Alternative Minimum Tax)

       1,840 Housing Authority of the City of Augusta, Georgia, Mortgage Revenue Refunding Bonds, Series 1995A,
              FHA-Insured Mortgage Loan, River Glen Apartments - Section 8 Assisted Project, 6.500%, 5/01/27

       1,490 Housing Authority of Clayton County, Georgia, Multifamily Housing Revenue Bonds, Vineyard Pointe
              Project, GNMA Collateralized, Series 2001A, 5.500%, 10/20/32

       1,000 Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue Bonds, The Lakes
              at Indian Creek Apartments Project, Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) -
              FSA Insured

       2,245 Housing Authority of DeKalb County, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest
              Apartments, 2001 Series A-1, 5.550%, 12/01/34 - AMBAC Insured

       4,715 Housing Authority of the City of Lawrenceville, Georgia, Multifamily Housing Revenue Bonds,
              Knollwood Park Apartments Project, Series 1997, 6.250%, 12/01/29 (Alternative Minimum Tax)
              (Mandatory put 6/01/15)

       1,295 Housing Authority of the City of Macon, Georgia, Multifamily Mortgage Revenue Refunding Bonds,
              Series 1994A, FHA-Insured Mortgage Loan, The Vistas Projects, 6.450%, 4/01/26

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.2%

Development Authority of Cartersville, Georgia, Sewage Facilities Refunding Revenue Bonds               5/07 at 101.00        A+
 (Anheuser-Busch Project), Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.0%

Development Authority of Fulton County, Georgia, Revenue Bonds, TUFF/Atlanta Housing, LLC Project at    9/11 at 102.00       AAA
 Georgia State University, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

Development Authority of Fulton County, Georgia, Georgia Tech Athletic Association Revenue Bonds,       4/12 at 100.00       AAA
 Series 2001, 5.125%, 10/01/32 - AMBAC Insured

Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds, Spelman College          6/04 at 102.00       AAA
 Project, Series 1994, 6.200%, 6/01/14 - FGIC Insured

Private Colleges and University Authority, Georgia, Emory University Revenue Bonds, Series 2001A,       9/11 at 100.00        AA
 5.000%, 9/01/31
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 20.7%

Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,             12/08 at 102.00       BBB
 Series 1998, 5.375%, 12/01/28

Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,               7/11 at 101.00        A-
 Memorial Health University Medical Center, Inc., Series 2001A, 6.125%, 1/01/24

Hospital Authority of Clarke County, Georgia, Hospital Revenue Certificates, Athens Regional Medical    1/09 at 101.00       AAA
 Center Project, Series 1999, 5.250%, 1/01/29 - MBIA Insured

Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional Medical  12/06 at 102.00       N/R
 Center, Inc. Project, Series 1997A, 6.750%, 12/01/16

Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center       7/12 at 101.00       Aaa
 Project, Series 2002, 5.125%, 7/01/26 - MBIA Insured

Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast  10/05 at 102.00       AAA
 Georgia Healthcare Project, Series 1995, 6.000%, 10/01/20 - MBIA Insured

Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast   5/11 at 100.00        A-
 Georgia Health System Inc. Project, Series 2001, 5.500%, 5/15/31

Hospital Authority of Gwinnett County, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital    2/12 at 102.00       AAA
 System Inc., Series 1997B, 5.300%, 9/01/27 - MBIA Insured

Hospital Authority of Royston, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System,   7/09 at 102.00       N/R
 Inc. Project, Series 1999, 6.500%, 7/01/27

Valdosta and Lowndes County Hospital Authority, Georgia, Series 2002, South Georgia Medical Center     10/12 at 101.00       AAA
 Project Revenue Certificates, 5.250%, 10/01/27 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 8.9%

Atlanta Housing Authority, Georgia, Multifamily Housing Revenue Bonds, The Village at Castleberry Hill  2/09 at 102.00       AAA
 Project, GNMA Collateralized, Series 1999, 5.400%, 2/20/39 (Alternative Minimum Tax)

Housing Authority of the City of Augusta, Georgia, Mortgage Revenue Refunding Bonds, Series 1995A,      5/05 at 102.00       Aa2
 FHA-Insured Mortgage Loan, River Glen Apartments - Section 8 Assisted Project, 6.500%, 5/01/27

Housing Authority of Clayton County, Georgia, Multifamily Housing Revenue Bonds, Vineyard Pointe       10/11 at 103.00       Aaa
 Project, GNMA Collateralized, Series 2001A, 5.500%, 10/20/32

Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue Bonds, The Lakes        1/05 at 102.00       AAA
 at Indian Creek Apartments Project, Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) -
 FSA Insured

Housing Authority of DeKalb County, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest    12/11 at 100.00       AAA
 Apartments, 2001 Series A-1, 5.550%, 12/01/34 - AMBAC Insured

Housing Authority of the City of Lawrenceville, Georgia, Multifamily Housing Revenue Bonds,             6/07 at 102.00       AAA
 Knollwood Park Apartments Project, Series 1997, 6.250%, 12/01/29 (Alternative Minimum Tax)
 (Mandatory put 6/01/15)

Housing Authority of the City of Macon, Georgia, Multifamily Mortgage Revenue Refunding Bonds,         10/04 at 102.00       Aaa
 Series 1994A, FHA-Insured Mortgage Loan, The Vistas Projects, 6.450%, 4/01/26

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.2%

Development Authority of Cartersville, Georgia, Sewage Facilities Refunding Revenue Bonds              $2,125,780
 (Anheuser-Busch Project), Series 1997, 6.125%, 5/01/27 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.0%

Development Authority of Fulton County, Georgia, Revenue Bonds, TUFF/Atlanta Housing, LLC Project at    5,409,550
 Georgia State University, Series 2001A, 5.250%, 9/01/32 - AMBAC Insured

Development Authority of Fulton County, Georgia, Georgia Tech Athletic Association Revenue Bonds,       4,772,655
 Series 2001, 5.125%, 10/01/32 - AMBAC Insured

Private Colleges and Universities Authority, Georgia, Revenue Refunding Bonds, Spelman College            533,310
 Project, Series 1994, 6.200%, 6/01/14 - FGIC Insured

Private Colleges and University Authority, Georgia, Emory University Revenue Bonds, Series 2001A,       1,206,580
 5.000%, 9/01/31
-----------------------------------------------------------------------------------------------------------------
Healthcare - 20.7%

Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center,              3,922,058
 Series 1998, 5.375%, 12/01/28

Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,               4,591,818
 Memorial Health University Medical Center, Inc., Series 2001A, 6.125%, 1/01/24

Hospital Authority of Clarke County, Georgia, Hospital Revenue Certificates, Athens Regional Medical    6,265,440
 Center Project, Series 1999, 5.250%, 1/01/29 - MBIA Insured

Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional Medical   1,041,590
 Center, Inc. Project, Series 1997A, 6.750%, 12/01/16

Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center       2,054,465
 Project, Series 2002, 5.125%, 7/01/26 - MBIA Insured

Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast   1,111,380
 Georgia Healthcare Project, Series 1995, 6.000%, 10/01/20 - MBIA Insured

Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast   3,096,420
 Georgia Health System Inc. Project, Series 2001, 5.500%, 5/15/31

Hospital Authority of Gwinnett County, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital    7,675,239
 System Inc., Series 1997B, 5.300%, 9/01/27 - MBIA Insured

Hospital Authority of Royston, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System,   2,213,820
 Inc. Project, Series 1999, 6.500%, 7/01/27

Valdosta and Lowndes County Hospital Authority, Georgia, Series 2002, South Georgia Medical Center      3,316,815
 Project Revenue Certificates, 5.250%, 10/01/27 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 8.9%

Atlanta Housing Authority, Georgia, Multifamily Housing Revenue Bonds, The Village at Castleberry Hill  1,294,150
 Project, GNMA Collateralized, Series 1999, 5.400%, 2/20/39 (Alternative Minimum Tax)

Housing Authority of the City of Augusta, Georgia, Mortgage Revenue Refunding Bonds, Series 1995A,      1,924,842
 FHA-Insured Mortgage Loan, River Glen Apartments - Section 8 Assisted Project, 6.500%, 5/01/27

Housing Authority of Clayton County, Georgia, Multifamily Housing Revenue Bonds, Vineyard Pointe        1,600,245
 Project, GNMA Collateralized, Series 2001A, 5.500%, 10/20/32

Housing Authority of the County of DeKalb, Georgia, Multifamily Housing Revenue Bonds, The Lakes        1,050,810
 at Indian Creek Apartments Project, Series 1994, 7.150%, 1/01/25 (Alternative Minimum Tax) -
 FSA Insured

Housing Authority of DeKalb County, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest     2,357,587
 Apartments, 2001 Series A-1, 5.550%, 12/01/34 - AMBAC Insured

Housing Authority of the City of Lawrenceville, Georgia, Multifamily Housing Revenue Bonds,             5,606,701
 Knollwood Park Apartments Project, Series 1997, 6.250%, 12/01/29 (Alternative Minimum Tax)
 (Mandatory put 6/01/15)

Housing Authority of the City of Macon, Georgia, Multifamily Mortgage Revenue Refunding Bonds,          1,347,719
 Series 1994A, FHA-Insured Mortgage Loan, The Vistas Projects, 6.450%, 4/01/26

----
10

   Principal                                                                                                      Optional Call
Amount (000) Description                                                                                            Provisions*
--------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 5.2%

             Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Bonds, GNMA
             Mortgage-Backed Securities Program, Series 1995A:
      $  110  6.550%, 3/01/18 (Alternative Minimum Tax)                                                          3/05 at 102.00
          40  6.600%, 3/01/28 (Alternative Minimum Tax)                                                          3/05 at 102.00

             Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Refunding Bonds, GNMA
             Mortgage-Backed Securities Program, Series 1996A:
         310  6.125%, 9/01/18 (Alternative Minimum Tax)                                                          9/06 at 102.00
         485  6.200%, 9/01/27 (Alternative Minimum Tax)                                                          9/06 at 102.00

          85 Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1995 Series A, Subseries A-2,  3/05 at 102.00
              6.400%, 12/01/15 (Alternative Minimum Tax)

       3,975 Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2001 Series A, Subseries A-2, 12/10 at 100.00
              5.700%, 12/01/31 (Alternative Minimum Tax)

       1,325 Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2002 Series B, Subseries B-2, 12/11 at 100.00
              5.350%, 12/01/22 (Alternative Minimum Tax)

       2,000 Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2002 Series C, Subseries C-2, 12/12 at 100.00
              5.300%, 6/01/33 (Alternative Minimum Tax)

          55 Georgia Residential Finance Authority, Single Family Mortgage Bonds, 1988 Series B, FHA-Insured or  6/03 at 100.00
              VA Guaranteed Mortgage Loans, 8.000%, 12/01/16
--------------------------------------------------------------------------------------------------------------------------------
             Industrials - 0.9%

             Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002:
         680  5.000%, 7/01/17 - MBIA Insured                                                                     7/12 at 100.00
         715  5.000%, 7/01/18 - MBIA Insured                                                                     7/12 at 100.00
--------------------------------------------------------------------------------------------------------------------------------
             Materials - 4.6%

       1,000 Brunswick and Glynn County Development Authority, Georgia Revenue Refunding Bonds, Series 1998,     3/08 at 102.00
              Georgia Pacific Corporation Project, 5.550%, 3/01/26 (Alternative Minimum Tax)

       3,500 Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding     6/11 at 101.00
              Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31

       2,000 Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,            2/12 at 101.00
              International Paper Company Project, Refunding Series 2002A, 6.000%, 2/01/25 (Alternative
              Minimum Tax)

       1,000 Savannah Economic Development Authority, Georgia, Pollution Control Revenue Refunding Bonds,          No Opt. Call
              Union Camp Corporation Project, Series 1995, 6.150%, 3/01/17

       1,000 Wayne County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, ITT        11/03 at 102.00
              Rayonier Inc. Project, Series 1993, 6.100%, 11/01/07
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 6.5%

       3,350 State of Georgia, General Obligation Bonds, Series 1992B, 6.000%, 3/01/12                             No Opt. Call

       3,630 State of Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18                           8/12 at 100.00

       2,500 Gwinnett County School District, Georgia, General Obligation Bonds, Series 2002 Refunding,          2/13 at 100.00
              5.000%, 2/01/15
--------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.0%

         570 Burke County Economic Development Authority, Georgia, Industrial Development Revenue Bonds,         8/03 at 100.00
              Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)

       1,150 Burke County Economic Development Authority, Georgia, Revenue Bonds, Ritz Instrument Transformers,  6/03 at 102.00
              Inc. Project, Series 1991A, 7.250%, 12/01/11 (Alternative Minimum Tax)

       1,750 Association County Commissioners of Georgia Leasing Program, Butts County, Georgia, Public Purpose 12/04 at 102.00
              Project, Series 1994 Certificates of Participation, 6.750%, 12/01/14 - MBIA Insured

       2,000 Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 1993, 5.500%,     7/03 at 102.00
              1/01/20 - MBIA Insured

                                                                                                                 Market
Description                                                                                        Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 5.2%

Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Bonds, GNMA
Mortgage-Backed Securities Program, Series 1995A:
 6.550%, 3/01/18 (Alternative Minimum Tax)                                                              AAA $  114,231
 6.600%, 3/01/28 (Alternative Minimum Tax)                                                              AAA     40,926

Housing Authority of Fulton County, Georgia, Single Family Mortgage Revenue Refunding Bonds, GNMA
Mortgage-Backed Securities Program, Series 1996A:
 6.125%, 9/01/18 (Alternative Minimum Tax)                                                              AAA    329,307
 6.200%, 9/01/27 (Alternative Minimum Tax)                                                              AAA    512,800

Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 1995 Series A, Subseries A-2,       AAA     85,219
 6.400%, 12/01/15 (Alternative Minimum Tax)

Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2001 Series A, Subseries A-2,       AAA  4,166,039
 5.700%, 12/01/31 (Alternative Minimum Tax)

Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2002 Series B, Subseries B-2,       AAA  1,401,347
 5.350%, 12/01/22 (Alternative Minimum Tax)

Georgia Housing and Finance Authority, Single Family Mortgage Bonds, 2002 Series C, Subseries C-2,       AAA  2,080,540
 5.300%, 6/01/33 (Alternative Minimum Tax)

Georgia Residential Finance Authority, Single Family Mortgage Bonds, 1988 Series B, FHA-Insured or       AA+     55,131
 VA Guaranteed Mortgage Loans, 8.000%, 12/01/16
-----------------------------------------------------------------------------------------------------------------------
Industrials - 0.9%

Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002:
 5.000%, 7/01/17 - MBIA Insured                                                                         AAA    751,815
 5.000%, 7/01/18 - MBIA Insured                                                                         AAA    784,705
-----------------------------------------------------------------------------------------------------------------------
Materials - 4.6%

Brunswick and Glynn County Development Authority, Georgia Revenue Refunding Bonds, Series 1998,          Ba3    748,360
 Georgia Pacific Corporation Project, 5.550%, 3/01/26 (Alternative Minimum Tax)

Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue Refunding          BB+  2,947,175
 Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31

Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,                 BBB  2,058,920
 International Paper Company Project, Refunding Series 2002A, 6.000%, 2/01/25 (Alternative
 Minimum Tax)

Savannah Economic Development Authority, Georgia, Pollution Control Revenue Refunding Bonds,            Baa2  1,108,020
 Union Camp Corporation Project, Series 1995, 6.150%, 3/01/17

Wayne County Development Authority, Georgia, Pollution Control Revenue Refunding Bonds, ITT              Baa  1,008,440
 Rayonier Inc. Project, Series 1993, 6.100%, 11/01/07
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 6.5%

State of Georgia, General Obligation Bonds, Series 1992B, 6.000%, 3/01/12                                AAA  4,127,703

State of Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/18                                AAA  4,025,234

Gwinnett County School District, Georgia, General Obligation Bonds, Series 2002 Refunding,               Aaa  2,843,725
 5.000%, 2/01/15
-----------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 14.0%

Burke County Economic Development Authority, Georgia, Industrial Development Revenue Bonds,               A3    572,519
 Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)

Burke County Economic Development Authority, Georgia, Revenue Bonds, Ritz Instrument Transformers,        A3  1,177,807
 Inc. Project, Series 1991A, 7.250%, 12/01/11 (Alternative Minimum Tax)

Association County Commissioners of Georgia Leasing Program, Butts County, Georgia, Public Purpose       AAA  1,923,023
 Project, Series 1994 Certificates of Participation, 6.750%, 12/01/14 - MBIA Insured

Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 1993, 5.500%,          AAA  2,046,100
 1/01/20 - MBIA Insured

----
11

Portfolio of Investments
NUVEEN GEORGIA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited (continued)

     $ 1,605 Macon-Bibb County Urban Development Authority, Georgia, City of Macon Projects, Series 2002A,         8/12 at 101.00
              Revenue Bonds, 5.000%, 8/01/17

       2,765 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series N,     No Opt. Call
              6.250%, 7/01/18

         500 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series P,     No Opt. Call
              6.250%, 7/01/20 - AMBAC Insured

       6,000 Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A,                   1/10 at 101.00
              5.375%, 7/01/29 - MBIA Insured

       4,000 Upper Oconee Basin Water Authority, Georgia, Revenue Bonds, Series 1997, 5.250%, 7/01/27 -            7/08 at 102.00
              FGIC Insured

       1,250 Hospital Authority of Ware County, Georgia, Revenue Anticipation Certificates, Series 1992A, Satilla  9/03 at 101.00
              Park Hospital, 6.625%, 3/01/15 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Transportation - 0.7%

       1,000 City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 -  1/07 at 101.00
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.8%

         790 City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38          5/09 at 101.00
              (Pre-refunded to 5/01/09) - FGIC Insured

         505 Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1985,                      No Opt. Call
              9.750%, 8/01/09 - MBIA Insured

       1,000 City of Conyers, Georgia, Water and Sewerage Revenue Bonds, Series 1994A, 6.600%, 7/01/15 -           7/04 at 102.00
              AMBAC Insured

       1,000 Downtown Smyrna Development Authority, Georgia, Revenue Bonds, Series 1994, 6.600%, 2/01/17           2/05 at 102.00
              (Pre-refunded to 2/01/05) - MBIA Insured

       4,000 Fulton County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Concorde Place           7/08 at 100.00
              Apartments Project, Series 1996A, 6.375%, 1/01/27 (Alternative Minimum Tax)
              (Pre-refunded to 7/01/08)

       1,650 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second Indenture      7/04 at 102.00
              Series, Series 1994A, 6.900%, 7/01/20 (Pre-refunded to 7/01/04) - MBIA Insured

       1,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project,         No Opt. Call
              Series 1991, 6.500%, 11/01/15 - MBIA Insured
----------------------------------------------------------------------------------------------------------------------------------
             Utilities - 10.5%

       1,800 Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power   1/04 at 101.00
              Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured

         465 Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002,                  3/12 at 100.00
              5.000%, 3/01/21 - MBIA Insured

       3,750 Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water, Sewer and Light            1/13 at 100.00
              Commission Project, Series 2002, 5.250%, 1/01/22 - FGIC Insured

       4,410 City of Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20             10/10 at 101.00

       1,500 Municipal Electric Authority of Georgia, General Power Revenue Bonds, 1992B Series, 6.375%, 1/01/16   1/15 at 100.00

       1,000 Municipal Electric Authority of Georgia, Power Revenue Bonds, Series Z, 5.500%, 1/01/12 -             1/10 at 100.00
              FSA Insured

             Development Authority of Monroe County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power
             Corporation Scherer Project, Series 1992A:
         500  6.750%, 1/01/10                                                                                        No Opt. Call
       1,000  6.800%, 1/01/12                                                                                        No Opt. Call

       1,675 Summerville, Georgia, Combined Public Utility Revenue Refunding and Improvement Bonds,                1/12 at 101.00
              Series 2002, 5.750%, 1/01/22

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited (continued)

Macon-Bibb County Urban Development Authority, Georgia, City of Macon Projects, Series 2002A,               AA $1,782,015
 Revenue Bonds, 5.000%, 8/01/17

Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series N,         AA  3,478,149
 6.250%, 7/01/18

Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series P,        AAA    646,635
 6.250%, 7/01/20 - AMBAC Insured

Rockdale County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1999A,                        AAA  6,535,920
 5.375%, 7/01/29 - MBIA Insured

Upper Oconee Basin Water Authority, Georgia, Revenue Bonds, Series 1997, 5.250%, 7/01/27 -                 AAA  4,300,800
 FGIC Insured

Hospital Authority of Ware County, Georgia, Revenue Anticipation Certificates, Series 1992A, Satilla       AAA  1,278,438
 Park Hospital, 6.625%, 3/01/15 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Transportation - 0.7%

City of Atlanta, Georgia, Airport Facilities Revenue Refunding Bonds, Series 1996, 5.250%, 1/01/10 -       AAA  1,122,330
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 6.8%

City of Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38               AAA    912,829
 (Pre-refunded to 5/01/09) - FGIC Insured

Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1985,                         AAA    660,282
 9.750%, 8/01/09 - MBIA Insured

City of Conyers, Georgia, Water and Sewerage Revenue Bonds, Series 1994A, 6.600%, 7/01/15 -                AAA  1,073,260
 AMBAC Insured

Downtown Smyrna Development Authority, Georgia, Revenue Bonds, Series 1994, 6.600%, 2/01/17                AAA  1,110,490
 (Pre-refunded to 2/01/05) - MBIA Insured

Fulton County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Concorde Place                AAA  4,770,640
 Apartments Project, Series 1996A, 6.375%, 1/01/27 (Alternative Minimum Tax)
 (Pre-refunded to 7/01/08)

Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second Indenture           AAA  1,786,868
 Series, Series 1994A, 6.900%, 7/01/20 (Pre-refunded to 7/01/04) - MBIA Insured

Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project,            AAA  1,286,350
 Series 1991, 6.500%, 11/01/15 - MBIA Insured
-------------------------------------------------------------------------------------------------------------------------
Utilities - 10.5%

Development Authority of Appling County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power        AAA  1,877,148
 Corporation Hatch Project, Series 1994, 7.150%, 1/01/21 - MBIA Insured

Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002,                       Aaa    499,559
 5.000%, 3/01/21 - MBIA Insured

Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water, Sewer and Light                 Aaa  4,102,875
 Commission Project, Series 2002, 5.250%, 1/01/22 - FGIC Insured

City of Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20                   BBB  4,645,582

Municipal Electric Authority of Georgia, General Power Revenue Bonds, 1992B Series, 6.375%, 1/01/16         A+  1,894,710

Municipal Electric Authority of Georgia, Power Revenue Bonds, Series Z, 5.500%, 1/01/12 -                  AAA  1,156,340
 FSA Insured

Development Authority of Monroe County, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power
Corporation Scherer Project, Series 1992A:
 6.750%, 1/01/10                                                                                            A    604,470
 6.800%, 1/01/12                                                                                            A  1,239,940

Summerville, Georgia, Combined Public Utility Revenue Refunding and Improvement Bonds,                    Baa3  1,806,052
 Series 2002, 5.750%, 1/01/22

----
12

   Principal                                            Optional Call                 Market
Amount (000) Description                                  Provisions* Ratings**        Value
--------------------------------------------------------------------------------------------
             Water and Sewer - 11.2%

             Augusta, Georgia, Water and Sewerage
             Revenue Bonds, Series 2002:
    $  2,185  5.375%, 10/01/19 - FSA Insured          10/12 at 100.00       AAA $  2,478,052
       2,500  5.000%, 10/01/32 - FSA Insured          10/12 at 100.00       AAA    2,640,150

             City of Brunswick, Georgia, Water and
             Sewerage Revenue Refunding and
             Improvement Bonds, Series 1992:
         500  6.000%, 10/01/11 - MBIA Insured            No Opt. Call       AAA      610,710
         400  6.100%, 10/01/19 - MBIA Insured            No Opt. Call       AAA      509,036

       1,500 Coweta County Water and Sewer             6/11 at 102.00       Aaa    1,628,160
              Authority, Georgia, Revenue Bonds,
              Series 2001, 5.250%, 6/01/26 - AMBAC
              Insured

       2,750 DeKalb County, Georgia, Water and        10/10 at 101.00        AA    3,011,883
              Sewerage Bonds, Series 2000, 5.375%,
              10/01/35

       1,175 Fayette County, Georgia, Water Revenue   10/12 at 100.00       AAA    1,271,924
              Bonds, Series 2002, 5.000%, 10/01/20 -
              FSA Insured

       5,000 Macon Water Authority, Georgia, Water    10/11 at 101.00       AA-    5,657,600
              and Sewer Revenue Bonds, Series 2001B,
              5.375%, 10/01/18

       1,000 City of Milledgeville, Georgia, Water       No Opt. Call       AAA    1,260,400
              and Sewerage Revenue and Refunding
              Bonds, Series 1996, 6.000%, 12/01/16 -
              FSA Insured
--------------------------------------------------------------------------------------------
    $154,945 Total Long-Term Investments (cost                                   167,067,657
              $154,759,320) - 98.2%
--------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.8%                                  3,085,254

             ------------------------------------------------------------------------------
             Net Assets - 100%                                                  $170,152,911

             ------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          N/R Investment is not rated.




                                See accompanying notes to financial statements.

----
13

Portfolio of Investments
NUVEEN LOUISIANA MUNICIPAL BOND FUND
May 31, 2003


   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 2.6%

             Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
     $ 3,235  5.500%, 5/15/30
       1,000  5.875%, 5/15/39
--------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 7.8%

       1,500 Calcasieu Parish Public Trust Authority, Louisiana, University Student Lease Revenue Bonds, McNeese
              State University Student Housing, Cowboy Facilities Inc. Project, Series 2001, 5.250%, 5/01/33 -
              MBIA Insured

       2,000 Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc.
              Project, Series 2002, 5.000%, 10/01/22 - MBIA Insured

       2,525 Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue
              Bonds, Baton Rouge Community College Facilities Corporation Project, Series 2002,
              5.375%, 12/01/21 - MBIA Insured

       1,500 Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002D, 5.000%, 2/15/26
              - AMBAC Insured

       2,000 Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27
              - AMBAC Insured

         380 Louisiana Public Facilities Authority, College and University Equipment and Capital Facilities Revenue
              Refunding Bonds, Loyola University Project, Series 1992, 6.750%, 4/01/10 (Pre-refunded to 7/01/03)
--------------------------------------------------------------------------------------------------------------------
             Energy - 2.1%

       1,000 Lake Charles Harbor and Terminal District, Louisiana, Port Facilities Refunding Revenue Bonds,
              Series 1992, Occidental Petroleum Corporation Project, 7.200%, 12/01/20

         500 Louisiana Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, Series 1998, LOOP
              LLC Project, 5.200%, 10/01/18

       1,200 Parish of St. Bernard, Louisiana, Exempt Facility Revenue Bonds, Mobil Oil Corporation Project,
              Series 1996, 5.900%, 11/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------
             Healthcare - 15.8%

       1,000 Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Woman's Hospital
              Foundation Project, Series 1997, 5.375%, 10/01/22 - FSA Insured

       1,800 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady
              Health System Project, Series 1998A, 5.750%, 7/01/25 - FSA Insured

       5,000 Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lincoln Health System
              Project, Series 1998, 5.150%, 1/01/19

       2,300 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary Project, Series 1999A,
              5.625%, 8/15/29

       3,400 Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy
              Health System, St. Louis, Inc., Series 1993A, 5.000%, 6/01/19

       2,500 Louisiana Public Facilities Authority, Revenue Bonds, General Health, Inc. Project, Series 1994,
              6.375%, 11/01/24 - MBIA Insured

         380 Louisiana Public Facilities Authority, Revenue Bonds, Mary Bird Perkins Cancer Center Project,
              Series 1994, 6.200%, 1/01/19 - FSA Insured

       2,180 St. Tammany Parish Hospital Service District No. 2, State of Louisiana, Hospital Revenue Bonds,
              Series 1994, 6.250%, 10/01/14 - CONNIE LEE/AMBAC Insured

         885 Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,
              Series 1994, 6.250%, 2/01/24 - AMBAC Insured

       1,000 Hospital Service District No. 1 of the Parish of Terrebonne, Louisiana, Hospital Revenue and Refunding
              Bonds, Terrebonne General Medical Center Project, Series 1998, 5.375%, 4/01/28 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 1.7%

       1,000 Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage
              Revenue Bonds, GNMA Collateralized - Sharlo Apartments Project, Series 2002A Refunding,
              6.500%, 6/20/37

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.6%

Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
 5.500%, 5/15/30                                                                                       5/11 at 101.00        A-
 5.875%, 5/15/39                                                                                       5/11 at 101.00        A-
---------------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.8%

Calcasieu Parish Public Trust Authority, Louisiana, University Student Lease Revenue Bonds, McNeese     5/11 at 101.00       AAA
 State University Student Housing, Cowboy Facilities Inc. Project, Series 2001, 5.250%, 5/01/33 -
 MBIA Insured

Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc.     10/12 at 102.00       AAA
 Project, Series 2002, 5.000%, 10/01/22 - MBIA Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue       12/12 at 100.00       AAA
 Bonds, Baton Rouge Community College Facilities Corporation Project, Series 2002,
 5.375%, 12/01/21 - MBIA Insured

Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002D, 5.000%, 2/15/26  2/12 at 100.00       AAA
 - AMBAC Insured

Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27  7/12 at 100.00       AAA
 - AMBAC Insured

Louisiana Public Facilities Authority, College and University Equipment and Capital Facilities Revenue  7/03 at 101.00        A+
 Refunding Bonds, Loyola University Project, Series 1992, 6.750%, 4/01/10 (Pre-refunded to 7/01/03)
---------------------------------------------------------------------------------------------------------------------------------
Energy - 2.1%

Lake Charles Harbor and Terminal District, Louisiana, Port Facilities Refunding Revenue Bonds,          6/03 at 102.00       BBB
 Series 1992, Occidental Petroleum Corporation Project, 7.200%, 12/01/20

Louisiana Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, Series 1998, LOOP       10/08 at 100.00         A
 LLC Project, 5.200%, 10/01/18

Parish of St. Bernard, Louisiana, Exempt Facility Revenue Bonds, Mobil Oil Corporation Project,        11/06 at 102.00       AAA
 Series 1996, 5.900%, 11/01/26 (Alternative Minimum Tax)
---------------------------------------------------------------------------------------------------------------------------------
Healthcare - 15.8%

Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Woman's Hospital          10/07 at 101.00       AAA
 Foundation Project, Series 1997, 5.375%, 10/01/22 - FSA Insured

Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady        No Opt. Call       AAA
 Health System Project, Series 1998A, 5.750%, 7/01/25 - FSA Insured

Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lincoln Health System      1/08 at 102.00      BBB+
 Project, Series 1998, 5.150%, 1/01/19

Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary Project, Series 1999A,   8/09 at 101.00      BBB+
 5.625%, 8/15/29

Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy        No Opt. Call       Aa1
 Health System, St. Louis, Inc., Series 1993A, 5.000%, 6/01/19

Louisiana Public Facilities Authority, Revenue Bonds, General Health, Inc. Project, Series 1994,       11/04 at 102.00       AAA
 6.375%, 11/01/24 - MBIA Insured

Louisiana Public Facilities Authority, Revenue Bonds, Mary Bird Perkins Cancer Center Project,          1/05 at 102.00       AAA
 Series 1994, 6.200%, 1/01/19 - FSA Insured

St. Tammany Parish Hospital Service District No. 2, State of Louisiana, Hospital Revenue Bonds,        10/04 at 102.00       AAA
 Series 1994, 6.250%, 10/01/14 - CONNIE LEE/AMBAC Insured

Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,         2/04 at 102.00       AAA
 Series 1994, 6.250%, 2/01/24 - AMBAC Insured

Hospital Service District No. 1 of the Parish of Terrebonne, Louisiana, Hospital Revenue and Refunding  4/08 at 102.00       AAA
 Bonds, Terrebonne General Medical Center Project, Series 1998, 5.375%, 4/01/28 - AMBAC Insured
---------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.7%

Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage       6/12 at 105.00       Aaa
 Revenue Bonds, GNMA Collateralized - Sharlo Apartments Project, Series 2002A Refunding,
 6.500%, 6/20/37

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Consumer Staples - 2.6%

Tobacco Settlement Financing Corporation, Louisiana, Asset-Backed Bonds, Series 2001B:
 5.500%, 5/15/30                                                                                      $2,730,243
 5.875%, 5/15/39                                                                                         826,580
-----------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 7.8%

Calcasieu Parish Public Trust Authority, Louisiana, University Student Lease Revenue Bonds, McNeese     1,608,615
 State University Student Housing, Cowboy Facilities Inc. Project, Series 2001, 5.250%, 5/01/33 -
 MBIA Insured

Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc.      2,162,720
 Project, Series 2002, 5.000%, 10/01/22 - MBIA Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue        2,806,714
 Bonds, Baton Rouge Community College Facilities Corporation Project, Series 2002,
 5.375%, 12/01/21 - MBIA Insured

Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002D, 5.000%, 2/15/26  1,579,410
 - AMBAC Insured

Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%, 7/01/27  2,128,360
 - AMBAC Insured

Louisiana Public Facilities Authority, College and University Equipment and Capital Facilities Revenue    385,510
 Refunding Bonds, Loyola University Project, Series 1992, 6.750%, 4/01/10 (Pre-refunded to 7/01/03)
-----------------------------------------------------------------------------------------------------------------
Energy - 2.1%

Lake Charles Harbor and Terminal District, Louisiana, Port Facilities Refunding Revenue Bonds,          1,021,260
 Series 1992, Occidental Petroleum Corporation Project, 7.200%, 12/01/20

Louisiana Offshore Terminal Authority, Deepwater Port Refunding Revenue Bonds, Series 1998, LOOP          524,895
 LLC Project, 5.200%, 10/01/18

Parish of St. Bernard, Louisiana, Exempt Facility Revenue Bonds, Mobil Oil Corporation Project,         1,276,800
 Series 1996, 5.900%, 11/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------
Healthcare - 15.8%

Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Woman's Hospital           1,071,360
 Foundation Project, Series 1997, 5.375%, 10/01/22 - FSA Insured

Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady      2,142,414
 Health System Project, Series 1998A, 5.750%, 7/01/25 - FSA Insured

Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lincoln Health System      4,876,850
 Project, Series 1998, 5.150%, 1/01/19

Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary Project, Series 1999A,   2,369,782
 5.625%, 8/15/29

Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy      3,764,956
 Health System, St. Louis, Inc., Series 1993A, 5.000%, 6/01/19

Louisiana Public Facilities Authority, Revenue Bonds, General Health, Inc. Project, Series 1994,        2,696,800
 6.375%, 11/01/24 - MBIA Insured

Louisiana Public Facilities Authority, Revenue Bonds, Mary Bird Perkins Cancer Center Project,            409,898
 Series 1994, 6.200%, 1/01/19 - FSA Insured

St. Tammany Parish Hospital Service District No. 2, State of Louisiana, Hospital Revenue Bonds,         2,340,601
 Series 1994, 6.250%, 10/01/14 - CONNIE LEE/AMBAC Insured

Hospital Service District No. 1 of the Parish of Tangipahoa, Louisiana, Hospital Revenue Bonds,           926,648
 Series 1994, 6.250%, 2/01/24 - AMBAC Insured

Hospital Service District No. 1 of the Parish of Terrebonne, Louisiana, Hospital Revenue and Refunding  1,058,530
 Bonds, Terrebonne General Medical Center Project, Series 1998, 5.375%, 4/01/28 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 1.7%

Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage       1,112,880
 Revenue Bonds, GNMA Collateralized - Sharlo Apartments Project, Series 2002A Refunding,
 6.500%, 6/20/37

----
14

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily (continued)

     $   735 Louisiana Public Facilities Authority, Revenue Bonds, Walmsley Housing Corporation, Series 1989A,     6/03 at 103.00
              7.500%, 6/01/21

         500 Louisiana Public Facilities Authority, Multifamily Housing Revenue Bonds, VOA National Housing       11/03 at 101.00
              Corporation Projects, Series 1991, 7.750%, 11/01/16 - RAAI Insured
----------------------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 11.0%

       1,500 Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds,   4/11 at 105.00
              Series 2001A, 6.050%, 4/01/32

       1,705 East Baton Rouge Mortgage Finance Authority, Louisiana, Single Family Mortgage Revenue Refunding     10/07 at 102.00
              Bonds, GNMA and FNMA Mortgage-Backed Securities Program, Series 1997D, 5.900%, 10/01/30
              (Alternative Minimum Tax)

       1,495 Parish of Jefferson Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,         6/10 at 105.00
              Series 2000 C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)

          70 Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A-2,               6/05 at 102.00
              6.550%, 12/01/26 (Alternative Minimum Tax)

         975 Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1,               6/07 at 102.00
              5.500%, 12/01/22

         690 Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2,               6/07 at 102.00
              5.600%, 6/01/17 (Alternative Minimum Tax)

         930 Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Home Ownership Program,       6/10 at 101.00
              Series 2000D-2, 7.050%, 6/01/31 (Alternative Minimum Tax)

         925 Louisiana Public Facilities Authority, Single Family Mortgage Revenue Refunding Bonds, Series 1997B,  8/07 at 102.00
              5.750%, 8/01/31

         260 New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                 7/03 at 100.00
              Series 1988-C1, 7.750%, 12/01/22 (Alternative Minimum Tax)

         870 New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                12/06 at 102.00
              Series 1996, 6.100%, 12/01/29 (Alternative Minimum Tax)

       1,000 New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                12/07 at 102.00
              Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)

       1,000 New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds,      12/08 at 101.00
              Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)

       1,990 Rapides Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, 1998 Series A,            6/08 at 102.00
              5.450%, 12/01/30 (Alternative Minimum Tax)

         800 Rapides Finance Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, GNMA and        6/08 at 102.00
              Fannie Mae Mortgage-Backed Securities Program, Series 1998B, 5.350%, 6/01/26

          17 St. Bernard Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding         No Opt. Call
              Bonds, 1991 Series A, 8.000%, 3/25/12
----------------------------------------------------------------------------------------------------------------------------------
             Long-Term Care - 2.4%

       3,000 Louisiana Housing Finance Agency, Mortgage Revenue Bonds, GNMA Collateralized Mortgage Loan -         9/05 at 103.00
              St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36
----------------------------------------------------------------------------------------------------------------------------------
             Materials - 3.9%

       1,000 Parish of DeSoto, Louisiana, Environmental Improvement Revenue Refunding Bonds,1995 Series B,         6/05 at 102.00
              International Paper Company Project, 6.550%, 4/01/19 (Alternative Minimum Tax)

       1,250 Parish of DeSoto, Louisiana, Environmental Improvement Revenue Bonds, 1998 Series A, International   11/08 at 101.00
              Paper Company Project, 5.600%, 11/01/22 (Alternative Minimum Tax)

       3,000 Natchitoches Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Willamette Industries Project,   12/03 at 102.00
              Series 1993, 5.875%, 12/01/23 (Alternative Minimum Tax)
----------------------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 9.7%

       1,000 New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 - FGIC Insured          No Opt. Call

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily (continued)

Louisiana Public Facilities Authority, Revenue Bonds, Walmsley Housing Corporation, Series 1989A,          AAA $  760,108
 7.500%, 6/01/21

Louisiana Public Facilities Authority, Multifamily Housing Revenue Bonds, VOA National Housing              AA    508,670
 Corporation Projects, Series 1991, 7.750%, 11/01/16 - RAAI Insured
-------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 11.0%

Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds,        Aaa  1,576,530
 Series 2001A, 6.050%, 4/01/32

East Baton Rouge Mortgage Finance Authority, Louisiana, Single Family Mortgage Revenue Refunding           Aaa  1,802,475
 Bonds, GNMA and FNMA Mortgage-Backed Securities Program, Series 1997D, 5.900%, 10/01/30
 (Alternative Minimum Tax)

Parish of Jefferson Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,              Aaa  1,658,060
 Series 2000 C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)

Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A-2,                    Aaa     72,821
 6.550%, 12/01/26 (Alternative Minimum Tax)

Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1,                    Aaa  1,025,525
 5.500%, 12/01/22

Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2,                    Aaa    732,463
 5.600%, 6/01/17 (Alternative Minimum Tax)

Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Home Ownership Program,            Aaa  1,059,344
 Series 2000D-2, 7.050%, 6/01/31 (Alternative Minimum Tax)

Louisiana Public Facilities Authority, Single Family Mortgage Revenue Refunding Bonds, Series 1997B,       Aaa    976,171
 5.750%, 8/01/31

New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                      Aaa    260,528
 Series 1988-C1, 7.750%, 12/01/22 (Alternative Minimum Tax)

New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                      Aaa    915,379
 Series 1996, 6.100%, 12/01/29 (Alternative Minimum Tax)

New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,                      Aaa  1,047,260
 Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)

New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds,            Aaa  1,040,320
 Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)

Rapides Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, 1998 Series A,                 Aaa  2,055,511
 5.450%, 12/01/30 (Alternative Minimum Tax)

Rapides Finance Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, GNMA and             Aaa    832,736
 Fannie Mae Mortgage-Backed Securities Program, Series 1998B, 5.350%, 6/01/26

St. Bernard Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding             A1     16,711
 Bonds, 1991 Series A, 8.000%, 3/25/12
-------------------------------------------------------------------------------------------------------------------------
Long-Term Care - 2.4%

Louisiana Housing Finance Agency, Mortgage Revenue Bonds, GNMA Collateralized Mortgage Loan -              AAA  3,218,220
 St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36
-------------------------------------------------------------------------------------------------------------------------
Materials - 3.9%

Parish of DeSoto, Louisiana, Environmental Improvement Revenue Refunding Bonds,1995 Series B,              BBB  1,051,050
 International Paper Company Project, 6.550%, 4/01/19 (Alternative Minimum Tax)

Parish of DeSoto, Louisiana, Environmental Improvement Revenue Bonds, 1998 Series A, International         BBB  1,254,875
 Paper Company Project, 5.600%, 11/01/22 (Alternative Minimum Tax)

Natchitoches Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Willamette Industries Project,         BBB  2,987,610
 Series 1993, 5.875%, 12/01/23 (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 9.7%

New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 - FGIC Insured             AAA  1,189,700

----
15

Portfolio of Investments
NUVEEN LOUISIANA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General (continued)

             New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991:
     $ 2,000  0.000%, 9/01/10 - AMBAC Insured
       2,800  0.000%, 9/01/15 - AMBAC Insured

      13,875 Orleans Parish, Louisiana, School Board Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15
              - FGIC Insured
--------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 24.0%

       1,295 Baton Rouge, Louisiana, Public Improvement Sales and Use Tax Revenue Bonds, Series 2001A,
              5.000%, 8/01/25 - FGIC Insured

       2,000 Ernest N. Morial New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996-C,
              5.600%, 7/15/25 - MBIA Insured

       1,000 Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,
              Series 2001, 5.000%, 12/01/22 - AMBAC Insured

       2,650 Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,
              Series 2002 Refunding, 5.250%, 12/01/22 - AMBAC Insured

       2,755 Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue
              Bonds, Capital Projects and Equipment Acquisition Program, Series 1999, 5.250%, 12/01/18 -
              AMBAC Insured

       5,250 Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue
              Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 -
              AMBAC Insured

             Office Facilities Corporation, Louisiana, Lease Revenue Bonds, Louisiana State Capitol Complex
             Program, Series 1999A:
       1,000  5.250%, 3/01/17 - MBIA Insured
       1,000  5.250%, 3/01/18 - MBIA Insured

       6,700 Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,
              5.000%, 7/01/36

         350 Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,
              5.875%, 7/01/35 - MBIA Insured

       1,500 Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,
              5.500%, 8/01/29

       1,000 Board of Supervisors of the University of Louisiana System, Lease Revenue Bonds, University of
              Louisiana at LaFayette, Cajundome Convention Center Project, Series 2000, 6.250%, 9/01/29 - MBIA
              Insured

       2,500 Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Taxes Loan Note,
              Series 1999A, 6.375%, 10/01/19
--------------------------------------------------------------------------------------------------------------------
             Transportation - 2.7%

         505 New Orleans, Louisiana, Aviation Board Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 (Alternative
              Minimum Tax) - AMBAC Insured

       1,000 Port New Orleans, Louisiana, Board of Commissioners, Port Facilities Revenue Bonds, Series 2002,
              5.000%, 4/01/27 (Alternative Minimum Tax) - FGIC Insured

       2,100 Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 (Alternative
              Minimum Tax) - FSA Insured
--------------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 9.1%

         705 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,
              6.000%, 7/01/26 (Pre-refunded to 7/01/10)

       1,740 Louisiana Housing Finance Agency, Mortgage Revenue Bonds, Series 1993, GNMA Collateralized
              Mortgage Loan, Villa Maria Retirement Center Project, 7.100%, 1/20/35 (Pre-refunded to 7/01/04)

         565 Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospitals,
              Inc. Project, Series 1986, 8.000%, 5/15/12

                                                                                                         Optional Call
Description                                                                                                Provisions* Ratings**
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991:
 0.000%, 9/01/10 - AMBAC Insured                                                                         No Opt. Call       AAA
 0.000%, 9/01/15 - AMBAC Insured                                                                         No Opt. Call       AAA

Orleans Parish, Louisiana, School Board Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15       No Opt. Call       AAA
 - FGIC Insured
---------------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 24.0%

Baton Rouge, Louisiana, Public Improvement Sales and Use Tax Revenue Bonds, Series 2001A,               8/11 at 101.00       AAA
 5.000%, 8/01/25 - FGIC Insured

Ernest N. Morial New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996-C,    7/06 at 101.00       AAA
 5.600%, 7/15/25 - MBIA Insured

Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,         12/11 at 100.00       AAA
 Series 2001, 5.000%, 12/01/22 - AMBAC Insured

Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,         12/12 at 100.00       AAA
 Series 2002 Refunding, 5.250%, 12/01/22 - AMBAC Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue          No Opt. Call       AAA
 Bonds, Capital Projects and Equipment Acquisition Program, Series 1999, 5.250%, 12/01/18 -
 AMBAC Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue          No Opt. Call       AAA
 Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 -
 AMBAC Insured

Office Facilities Corporation, Louisiana, Lease Revenue Bonds, Louisiana State Capitol Complex
Program, Series 1999A:
 5.250%, 3/01/17 - MBIA Insured                                                                        3/09 at 101.00       AAA
 5.250%, 3/01/18 - MBIA Insured                                                                        3/09 at 101.00       AAA

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,              7/16 at 100.00         A
 5.000%, 7/01/36

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,               7/10 at 101.00       AAA
 5.875%, 7/01/35 - MBIA Insured

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,                2/12 at 100.00      BBB+
 5.500%, 8/01/29

Board of Supervisors of the University of Louisiana System, Lease Revenue Bonds, University of          9/09 at 102.00       AAA
 Louisiana at LaFayette, Cajundome Convention Center Project, Series 2000, 6.250%, 9/01/29 - MBIA
 Insured

Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Taxes Loan Note, 10/10 at 101.00      BBB-
 Series 1999A, 6.375%, 10/01/19
---------------------------------------------------------------------------------------------------------------------------------
Transportation - 2.7%

New Orleans, Louisiana, Aviation Board Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 (Alternative    10/07 at 102.00       AAA
 Minimum Tax) - AMBAC Insured

Port New Orleans, Louisiana, Board of Commissioners, Port Facilities Revenue Bonds, Series 2002,        4/12 at 101.00       AAA
 5.000%, 4/01/27 (Alternative Minimum Tax) - FGIC Insured

Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 (Alternative         1/08 at 102.00       AAA
 Minimum Tax) - FSA Insured
---------------------------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 9.1%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,             7/10 at 100.00       AAA
 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

Louisiana Housing Finance Agency, Mortgage Revenue Bonds, Series 1993, GNMA Collateralized              7/04 at 101.00       AAA
 Mortgage Loan, Villa Maria Retirement Center Project, 7.100%, 1/20/35 (Pre-refunded to 7/01/04)

Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospitals,   11/03 at 100.00       AAA
 Inc. Project, Series 1986, 8.000%, 5/15/12

                                                                                                           Market
Description                                                                                                 Value
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/General (continued)

New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991:
 0.000%, 9/01/10 - AMBAC Insured                                                                      $1,591,740
 0.000%, 9/01/15 - AMBAC Insured                                                                       1,727,628

Orleans Parish, Louisiana, School Board Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15     8,760,120
 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 24.0%

Baton Rouge, Louisiana, Public Improvement Sales and Use Tax Revenue Bonds, Series 2001A,               1,371,017
 5.000%, 8/01/25 - FGIC Insured

Ernest N. Morial New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996-C,    2,218,400
 5.600%, 7/15/25 - MBIA Insured

Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,          1,059,270
 Series 2001, 5.000%, 12/01/22 - AMBAC Insured

Jefferson Sales Tax District, Parish of Jefferson, Louisiana, Special Sales Tax Revenue Bonds,          2,902,042
 Series 2002 Refunding, 5.250%, 12/01/22 - AMBAC Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue        3,203,900
 Bonds, Capital Projects and Equipment Acquisition Program, Series 1999, 5.250%, 12/01/18 -
 AMBAC Insured

Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue        6,731,393
 Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 -
 AMBAC Insured

Office Facilities Corporation, Louisiana, Lease Revenue Bonds, Louisiana State Capitol Complex
Program, Series 1999A:
 5.250%, 3/01/17 - MBIA Insured                                                                        1,118,800
 5.250%, 3/01/18 - MBIA Insured                                                                        1,113,320

Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series Y of 1996,              6,856,981
 5.000%, 7/01/36

Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds, Series B,                 428,561
 5.875%, 7/01/35 - MBIA Insured

Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, 2002 Series E,                1,599,390
 5.500%, 8/01/29

Board of Supervisors of the University of Louisiana System, Lease Revenue Bonds, University of          1,201,860
 Louisiana at LaFayette, Cajundome Convention Center Project, Series 2000, 6.250%, 9/01/29 - MBIA
 Insured

Virgin Islands Public Finance Authority, Revenue Bonds, Virgin Islands Gross Receipts Taxes Loan Note,  2,905,800
 Series 1999A, 6.375%, 10/01/19
-----------------------------------------------------------------------------------------------------------------
Transportation - 2.7%

New Orleans, Louisiana, Aviation Board Revenue Bonds, Series 1997B-1, 5.450%, 10/01/27 (Alternative       526,271
 Minimum Tax) - AMBAC Insured

Port New Orleans, Louisiana, Board of Commissioners, Port Facilities Revenue Bonds, Series 2002,        1,026,680
 5.000%, 4/01/27 (Alternative Minimum Tax) - FGIC Insured

Shreveport, Louisiana, Airport System Revenue Bonds, Series 1997A, 5.375%, 1/01/28 (Alternative         2,178,561
 Minimum Tax) - FSA Insured
-----------------------------------------------------------------------------------------------------------------
U.S. Guaranteed - 9.1%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2000,               862,518
 6.000%, 7/01/26 (Pre-refunded to 7/01/10)

Louisiana Housing Finance Agency, Mortgage Revenue Bonds, Series 1993, GNMA Collateralized              1,788,598
 Mortgage Loan, Villa Maria Retirement Center Project, 7.100%, 1/20/35 (Pre-refunded to 7/01/04)

Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospitals,      715,629
 Inc. Project, Series 1986, 8.000%, 5/15/12

----
16

   Principal                                  Optional Call                 Market
Amount (000) Description                        Provisions* Ratings**        Value
----------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

    $  6,400 Louisiana Public Facilities       No Opt. Call       AAA $  3,130,752
              Authority, Revenue Bonds,
              Custodial Receipts, Series
              1990B, Walmsley Housing,
              0.000%, 12/01/19

             Puerto Rico Highway and
             Transportation Authority,
             Transportation Revenue Bonds,
             Series B:
       3,000  6.500%, 7/01/27                7/10 at 101.00      A***    3,792,090
              (Pre-refunded to 7/01/10)
         650  5.875%, 7/01/35                7/10 at 101.00       AAA      768,716
              (Pre-refunded to 7/01/10) -
              MBIA Insured
       1,000 Puerto Rico Infrastructure     10/10 at 101.00       AAA    1,150,900
              Financing Authority, Special
              Obligation Bonds, 2000
              Series A, 5.500%, 10/01/20

         210 Shreveport Home Mortgage          No Opt. Call       Aaa      243,251
              Authority, Louisiana, Single
              Family Mortgage Revenue
              Bonds, Series 1979A, 6.750%,
              9/01/10
----------------------------------------------------------------------------------
             Utilities - 4.6%

       1,500 Parish of DeSoto, Louisiana,    9/09 at 102.00       AAA    1,743,390
              Pollution Control Revenue
              Refunding Bonds, Cleco
              Utility Group Inc. Project,
              Series 1999, 5.875%, 9/01/29
              - AMBAC Insured

       1,000 St. Charles Parish,            11/03 at 101.00      BBB+    1,002,620
              Louisiana, Environmental
              Improvement Revenue Bonds,
              Louisiana Power and Light
              Company Project, Series
              1993A, 6.200%, 5/01/23
              (Alternative Minimum Tax)

       2,000 St. Charles Parish,             7/04 at 102.00      BBB+    2,052,960
              Louisiana, Environmental
              Improvement Revenue Bonds,
              Louisiana Power and Light
              Company Project, Series
              1994A, 6.875%, 7/01/24
              (Alternative Minimum Tax)

       1,500 St. Charles Parish,             6/03 at 102.00      BBB+    1,548,207
              Louisiana, Solid Waste
              Disposal Revenue Bonds,
              Louisiana Power and Light
              Company Project, Series
              1992A, 7.000%, 12/01/22
              (Alternative Minimum Tax)
----------------------------------------------------------------------------------
    $134,547 Total Long-Term Investments                               133,185,258
              (cost $121,052,600) - 97.4%
----------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities                               3,534,188
              - 2.6%

             --------------------------------------------------------------------
             Net Assets - 100%                                        $136,719,446

             --------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.



                                See accompanying notes to financial statements.

----
17

Portfolio of Investments
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND
May 31, 2003

   Principal                                                                                                        Optional Call
Amount (000) Description                                                                                              Provisions*
----------------------------------------------------------------------------------------------------------------------------------
             Consumer Staples - 1.1%

     $ 3,000 The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2002            5/12 at 100.00
              Refunding, 5.500%, 5/15/39
----------------------------------------------------------------------------------------------------------------------------------
             Education and Civic Organizations - 10.3%

       4,220 North Carolina Educational Facilities Finance Agency, Refunding Revenue Bonds, Duke University       10/06 at 102.00
              Project, Series 1996B, 5.000%, 10/01/17

       3,000 North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University Project,          10/11 at 100.00
              Series 2001A, 5.125%, 10/01/41

       1,000 North Carolina State Education Assistance Authority, Guaranteed Student Loan Revenue Bonds,           7/05 at 102.00
              1995 Series A, Subordinate Lien, 6.300%, 7/01/15 (Alternative Minimum Tax)

       1,025 University of North Carolina at Asheville, General Revenue Bonds, Series 2002A Refunding,             6/12 at 100.00
              5.000%, 6/01/15 - AMBAC Insured

             University of North Carolina at Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
       4,000  0.000%, 8/01/15                                                                                        No Opt. Call
       4,265  0.000%, 8/01/18                                                                                        No Opt. Call
       2,750  0.000%, 8/01/20                                                                                        No Opt. Call

       3,000 University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2001A, 5.000%, 12/01/20    6/11 at 100.00

       1,710 University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2002B, 5.000%, 12/01/11      No Opt. Call

       1,160 University of North Carolina System, Pool Revenue Bonds, Series 2002A Refunding, 5.375%, 4/01/20 -   10/12 at 100.00
              AMBAC Insured

       1,035 University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 -           10/12 at 100.00
              AMBAC Insured
----------------------------------------------------------------------------------------------------------------------------------
             Energy - 1.6%

       3,600 Industrial Facilities and Pollution Control Financing Authority, New Hanover County, North Carolina,  7/03 at 101.00
              Revenue Refunding Bonds, Occidental Petroleum Corporation Project, Series 1992, 6.700%, 7/01/19
----------------------------------------------------------------------------------------------------------------------------------
             Healthcare - 19.9%

       5,500 Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Refunding       1/06 at 102.00
              Bonds, Series A, 5.875%, 1/15/26

             Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,
             Series 1997A, Doing Business as Carolina Healthcare System:
         500  5.000%, 1/15/17                                                                                      1/07 at 102.00
       3,500  5.125%, 1/15/22                                                                                      1/07 at 102.00

       3,100 Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,          1/11 at 101.00
              DBA Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

       4,000 County of Cumberland, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital    10/09 at 101.00
              System Inc., Series 1999, Cape Fear Valley Health System, 5.250%, 10/01/29

       1,055 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional           1/12 at 100.00
              Medical Center Project, Series 2002A, 5.250%, 1/01/14 (Alternative Minimum Tax)

       1,750 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Carolina Medicorp        5/07 at 100.00
              Project, Series 1996, 5.250%, 5/01/21

       2,675 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health   6/08 at 101.00
              System, Series 1998A, 4.750%, 6/01/28

             North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial
             Hospital Project, Series 1999:
         625  5.500%, 10/01/19 - RAAI Insured                                                                     10/08 at 102.00
       1,385  5.500%, 10/01/29 - RAAI Insured                                                                     10/08 at 102.00

       8,400 North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,        10/11 at 101.00
              Series 2001, 5.000%, 10/01/32 - AMBAC Insured

       3,500 North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical         6/09 at 102.00
              Center, Series 1999, 6.250%, 6/01/29

                                                                                                                   Market
Description                                                                                          Ratings**      Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 1.1%

The Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2002                  A- $2,553,690
 Refunding, 5.500%, 5/15/39
-------------------------------------------------------------------------------------------------------------------------
Education and Civic Organizations - 10.3%

North Carolina Educational Facilities Finance Agency, Refunding Revenue Bonds, Duke University             AA+  4,602,416
 Project, Series 1996B, 5.000%, 10/01/17

North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University Project,                AA+  3,160,290
 Series 2001A, 5.125%, 10/01/41

North Carolina State Education Assistance Authority, Guaranteed Student Loan Revenue Bonds,                 A2  1,050,570
 1995 Series A, Subordinate Lien, 6.300%, 7/01/15 (Alternative Minimum Tax)

University of North Carolina at Asheville, General Revenue Bonds, Series 2002A Refunding,                  Aaa  1,153,392
 5.000%, 6/01/15 - AMBAC Insured

University of North Carolina at Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
 0.000%, 8/01/15                                                                                          Aa1  2,497,520
 0.000%, 8/01/18                                                                                          Aa1  2,258,872
 0.000%, 8/01/20                                                                                          Aa1  1,298,193

University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2001A, 5.000%, 12/01/20         AA+  3,218,580

University of North Carolina at Chapel Hill, General Revenue Bonds, Series 2002B, 5.000%, 12/01/11         AA+  1,974,281

University of North Carolina System, Pool Revenue Bonds, Series 2002A Refunding, 5.375%, 4/01/20 -         AAA  1,306,775
 AMBAC Insured

University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 -                 AAA  1,165,959
 AMBAC Insured
-------------------------------------------------------------------------------------------------------------------------
Energy - 1.6%

Industrial Facilities and Pollution Control Financing Authority, New Hanover County, North Carolina,       BBB  3,644,352
 Revenue Refunding Bonds, Occidental Petroleum Corporation Project, Series 1992, 6.700%, 7/01/19
-------------------------------------------------------------------------------------------------------------------------
Healthcare - 19.9%

Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Refunding             AA  6,050,880
 Bonds, Series A, 5.875%, 1/15/26

Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,
Series 1997A, Doing Business as Carolina Healthcare System:
 5.000%, 1/15/17                                                                                           AA    534,000
 5.125%, 1/15/22                                                                                           AA  3,668,945

Charlotte - Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,                AA  3,170,680
 DBA Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

County of Cumberland, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital           A-  4,115,280
 System Inc., Series 1999, Cape Fear Valley Health System, 5.250%, 10/01/29

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional                  A  1,145,603
 Medical Center Project, Series 2002A, 5.250%, 1/01/14 (Alternative Minimum Tax)

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Carolina Medicorp             AA-  1,805,807
 Project, Series 1996, 5.250%, 5/01/21

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health        Aa3  2,676,097
 System, Series 1998A, 4.750%, 6/01/28

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial
Hospital Project, Series 1999:
 5.500%, 10/01/19 - RAAI Insured                                                                           AA    670,813
 5.500%, 10/01/29 - RAAI Insured                                                                           AA  1,456,051

North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, WakeMed Project,              AAA  8,844,444
 Series 2001, 5.000%, 10/01/32 - AMBAC Insured

North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical                A  3,836,735
 Center, Series 1999, 6.250%, 6/01/29

----
18

   Principal
Amount (000) Description
-----------------------------------------------------------------------------------------------------------------------
             Healthcare (continued)

     $ 3,750 North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
              Center, Series 2002, 5.375%, 6/01/32

       4,000 North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph Health
              System, Series 2001, 5.250%, 10/01/31
-----------------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 2.1%

       4,000 Mecklenburg County, North Carolina, Multifamily Housing Revenue Bonds, Little Rock Apartments,
              FNMA Enhanced, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax) (WI, settling 6/02/03)

         620 North Carolina Housing Finance Agency, Multifamily Revenue Refunding Bonds, 1992 Refunding Bond
              Resolution, Series B, 6.900%, 7/01/24
-----------------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 14.0%

       7,205 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 5A, 1998 Trust
              Agreement, 5.625%, 7/01/30 (Alternative Minimum Tax)

             North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series Y, 1985 Resolution:
       1,295  6.300%, 9/01/15
       1,155  6.350%, 3/01/18

       3,140 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 6A, 1998 Trust
              Agreement, 6.200%, 1/01/29 (Alternative Minimum Tax)

       1,270 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series BB, 1985 Resolution,
              6.500%, 9/01/26 (Alternative Minimum Tax)

       2,330 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series DD, 1985 Resolution,
              6.200%, 9/01/27 (Alternative Minimum Tax)

       3,615 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series LL, 1985 Resolution,
              6.200%, 3/01/26 (Alternative Minimum Tax)

       1,570 North Carolina Housing Finance Agency, Home Ownership Program Bonds, Series 10A, 1998 Trust
              Agreement, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

       2,430 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series RR, 1985 Resolution,
              5.850%, 9/01/28 (Alternative Minimum Tax)

       1,590 North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series VV, 1985 Resolution,
              5.250%, 3/01/17 (Alternative Minimum Tax)

       1,370 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 3A, 1998 Trust
              Agreement, 5.200%, 7/01/26 (Alternative Minimum Tax)

       3,865 North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 4A, 1998 Trust
              Agreement, 5.300%, 7/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------
             Materials - 5.6%

       1,400 Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina,
              Environmental Improvement Revenue Bonds, Champion International Corporation Project,
              Series 1995, 6.250%, 9/01/25 (Alternative Minimum Tax)

       1,600 Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid
              Waste Disposal Revenue Bonds, Champion International Corporation Project, Series 1993,
              5.500%, 10/01/18 (Alternative Minimum Tax)

       3,100 Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution
              Control Revenue Refunding Bonds, Champion International Corporation Project, Series 1995,
              6.000%, 3/01/20

         400 Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid
              Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1991, 7.250%, 9/01/14
              (Alternative Minimum Tax)

       6,000 Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid
              Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1994, 6.800%, 5/01/24
              (Alternative Minimum Tax)

                                                                                                            Optional Call
Description                                                                                                   Provisions*
--------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical              6/12 at 101.00
 Center, Series 2002, 5.375%, 6/01/32

North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph Health            10/11 at 101.00
 System, Series 2001, 5.250%, 10/01/31
--------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 2.1%

Mecklenburg County, North Carolina, Multifamily Housing Revenue Bonds, Little Rock Apartments,             7/13 at 105.00
 FNMA Enhanced, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax) (WI, settling 6/02/03)

North Carolina Housing Finance Agency, Multifamily Revenue Refunding Bonds, 1992 Refunding Bond            7/03 at 101.00
 Resolution, Series B, 6.900%, 7/01/24
--------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 14.0%

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 5A, 1998 Trust                 7/09 at 100.00
 Agreement, 5.625%, 7/01/30 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series Y, 1985 Resolution:
 6.300%, 9/01/15                                                                                          9/04 at 102.00
 6.350%, 3/01/18                                                                                          9/04 at 102.00

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 6A, 1998 Trust                 7/09 at 100.00
 Agreement, 6.200%, 1/01/29 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series BB, 1985 Resolution,            3/05 at 102.00
 6.500%, 9/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series DD, 1985 Resolution,            3/05 at 102.00
 6.200%, 9/01/27 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series LL, 1985 Resolution,            3/06 at 102.00
 6.200%, 3/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Program Bonds, Series 10A, 1998 Trust                7/10 at 100.00
 Agreement, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series RR, 1985 Resolution,            3/07 at 101.50
 5.850%, 9/01/28 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series VV, 1985 Resolution,            3/08 at 101.00
 5.250%, 3/01/17 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 3A, 1998 Trust                 1/09 at 101.00
 Agreement, 5.200%, 7/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 4A, 1998 Trust                 1/09 at 100.00
 Agreement, 5.300%, 7/01/26 (Alternative Minimum Tax)
--------------------------------------------------------------------------------------------------------------------------
Materials - 5.6%

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina,            9/05 at 102.00
 Environmental Improvement Revenue Bonds, Champion International Corporation Project,
 Series 1995, 6.250%, 9/01/25 (Alternative Minimum Tax)

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid     10/03 at 102.00
 Waste Disposal Revenue Bonds, Champion International Corporation Project, Series 1993,
 5.500%, 10/01/18 (Alternative Minimum Tax)

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution  3/06 at 102.00
 Control Revenue Refunding Bonds, Champion International Corporation Project, Series 1995,
 6.000%, 3/01/20

Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid       9/03 at 101.00
 Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1991, 7.250%, 9/01/14
 (Alternative Minimum Tax)

Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid       5/04 at 102.00
 Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1994, 6.800%, 5/01/24
 (Alternative Minimum Tax)

                                                                                                                        Market
Description                                                                                               Ratings**      Value
------------------------------------------------------------------------------------------------------------------------------
Healthcare (continued)

North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical                     A $3,927,300
 Center, Series 2002, 5.375%, 6/01/32

North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph Health                   AA  4,189,720
 System, Series 2001, 5.250%, 10/01/31
------------------------------------------------------------------------------------------------------------------------------
Housing/Multifamily - 2.1%

Mecklenburg County, North Carolina, Multifamily Housing Revenue Bonds, Little Rock Apartments,                  AAA  4,218,280
 FNMA Enhanced, Series 2003, 5.375%, 1/01/36 (Alternative Minimum Tax) (WI, settling 6/02/03)

North Carolina Housing Finance Agency, Multifamily Revenue Refunding Bonds, 1992 Refunding Bond                 Aa2    634,142
 Resolution, Series B, 6.900%, 7/01/24
------------------------------------------------------------------------------------------------------------------------------
Housing/Single Family - 14.0%

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 5A, 1998 Trust                       AA  7,522,885
 Agreement, 5.625%, 7/01/30 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series Y, 1985 Resolution:
 6.300%, 9/01/15                                                                                                AA  1,339,095
 6.350%, 3/01/18                                                                                                AA  1,194,166

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 6A, 1998 Trust                       AA  3,351,385
 Agreement, 6.200%, 1/01/29 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series BB, 1985 Resolution,                  AA  1,328,039
 6.500%, 9/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series DD, 1985 Resolution,                  AA  2,400,296
 6.200%, 9/01/27 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series LL, 1985 Resolution,                  AA  3,746,694
 6.200%, 3/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Program Bonds, Series 10A, 1998 Trust                     AAA  1,627,478
 Agreement, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series RR, 1985 Resolution,                  AA  2,549,532
 5.850%, 9/01/28 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series VV, 1985 Resolution,                  AA  1,669,993
 5.250%, 3/01/17 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 3A, 1998 Trust                       AA  1,412,580
 Agreement, 5.200%, 7/01/26 (Alternative Minimum Tax)

North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 4A, 1998 Trust                       AA  3,976,080
 Agreement, 5.300%, 7/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------
Materials - 5.6%

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina,                Baa2  1,456,588
 Environmental Improvement Revenue Bonds, Champion International Corporation Project,
 Series 1995, 6.250%, 9/01/25 (Alternative Minimum Tax)

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid           BBB  1,628,784
 Waste Disposal Revenue Bonds, Champion International Corporation Project, Series 1993,
 5.500%, 10/01/18 (Alternative Minimum Tax)

Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Pollution      Baa2  3,207,570
 Control Revenue Refunding Bonds, Champion International Corporation Project, Series 1995,
 6.000%, 3/01/20

Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid            BBB    408,980
 Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1991, 7.250%, 9/01/14
 (Alternative Minimum Tax)

Martin County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid            BBB  6,214,080
 Waste Disposal Revenue Bonds, Weyerhaeuser Company Project, Series 1994, 6.800%, 5/01/24
 (Alternative Minimum Tax)

----
19

Portfolio of Investments
NUVEEN NORTH CAROLINA MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal
Amount (000) Description
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 2.0%

     $ 2,340 City of Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24

       1,875 County of Cumberland, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21
----------------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 14.1%

         500 Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08
             County of Cabarrus, North Carolina, Certificates of Participation, Series 2002:
       1,330  5.250%, 2/01/19
       3,990  5.000%, 2/01/22

       1,000 City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995,
              5.400%, 4/01/20

       1,830 City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995A,
              5.400%, 4/01/20

       3,000 City of Charlotte, North Carolina, Certificates of Participation, Series 2000B, Convention Facilities
              Project, 5.500%, 12/01/25

       1,975 City of Charlotte, North Carolina, Certificates of Participation, Series 2000D, Public Safety Facilities
              Project, 5.500%, 6/01/25

       1,750 City of Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25

       2,255 County of Dare, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 -
              AMBAC Insured

         600 City of Durham, North Carolina, Certificates of Participation, Series 1995, 5.800%, 6/01/15
             County of Harnett, North Carolina, Certificates of Participation, Series 1994, Harnett County Projects:
       1,000  6.200%, 12/01/06 - AMBAC Insured
       1,750  6.200%, 12/01/09 - AMBAC Insured
         500  6.400%, 12/01/14 - AMBAC Insured

       2,000 County of Harnett, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 -
              FSA Insured

             County of Pitt, North Carolina, Certificates of Participation, Pitt County Public Facilities Project,
             Series 1997A:
       1,250  5.550%, 4/01/12 - MBIA Insured
       1,000  5.850%, 4/01/17 - MBIA Insured

             Town of Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
         120  5.750%, 6/01/18
         125  5.750%, 6/01/19
         125  5.750%, 6/01/20
         130  5.750%, 6/01/21
         105  5.750%, 6/01/22

       1,000 Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 -
              AMBAC Insured

       2,350 City of Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20
----------------------------------------------------------------------------------------------------------------------
             Transportation - 7.7%

       6,000 City of Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28
              (Alternative Minimum Tax) - MBIA Insured

         710 Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B,
              6.000%, 7/01/21 (Alternative Minimum Tax) - FSA Insured

       2,750 Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A,
              5.250%, 7/01/15 - FSA Insured

             Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
       2,445  5.250%, 11/01/19 - FGIC Insured
       4,000  5.000%, 11/01/31 - FGIC Insured

                                                                                                           Optional Call
Description                                                                                                  Provisions*
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.0%

City of Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24                7/12 at 100.00

County of Cumberland, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21       2/12 at 101.00
-------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 14.1%

Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08                    8/03 at 101.00
County of Cabarrus, North Carolina, Certificates of Participation, Series 2002:
 5.250%, 2/01/19                                                                                         2/13 at 100.00
 5.000%, 2/01/22                                                                                         2/13 at 100.00

City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995,                 4/05 at 102.00
 5.400%, 4/01/20

City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995A,                4/05 at 102.00
 5.400%, 4/01/20

City of Charlotte, North Carolina, Certificates of Participation, Series 2000B, Convention Facilities    12/10 at 101.00
 Project, 5.500%, 12/01/25

City of Charlotte, North Carolina, Certificates of Participation, Series 2000D, Public Safety Facilities  6/10 at 101.00
 Project, 5.500%, 6/01/25

City of Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25            6/12 at 101.00

County of Dare, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 -            12/12 at 100.00
 AMBAC Insured

City of Durham, North Carolina, Certificates of Participation, Series 1995, 5.800%, 6/01/15               6/05 at 102.00
County of Harnett, North Carolina, Certificates of Participation, Series 1994, Harnett County Projects:
 6.200%, 12/01/06 - AMBAC Insured                                                                       12/04 at 102.00
 6.200%, 12/01/09 - AMBAC Insured                                                                       12/04 at 102.00
 6.400%, 12/01/14 - AMBAC Insured                                                                       12/04 at 102.00

County of Harnett, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 -        12/12 at 101.00
 FSA Insured

County of Pitt, North Carolina, Certificates of Participation, Pitt County Public Facilities Project,
Series 1997A:
 5.550%, 4/01/12 - MBIA Insured                                                                          4/07 at 102.00
 5.850%, 4/01/17 - MBIA Insured                                                                          4/07 at 102.00

Town of Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
 5.750%, 6/01/18                                                                                         6/07 at 102.00
 5.750%, 6/01/19                                                                                         6/07 at 102.00
 5.750%, 6/01/20                                                                                         6/07 at 102.00
 5.750%, 6/01/21                                                                                         6/07 at 102.00
 5.750%, 6/01/22                                                                                         6/07 at 102.00

Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 -          9/12 at 101.00
 AMBAC Insured

City of Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20       6/11 at 101.00
-------------------------------------------------------------------------------------------------------------------------
Transportation - 7.7%

City of Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28                   7/09 at 101.00
 (Alternative Minimum Tax) - MBIA Insured

Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B,                    7/09 at 101.00
 6.000%, 7/01/21 (Alternative Minimum Tax) - FSA Insured

Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A,                    7/11 at 101.00
 5.250%, 7/01/15 - FSA Insured

Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
 5.250%, 11/01/19 - FGIC Insured                                                                         5/11 at 101.00
 5.000%, 11/01/31 - FGIC Insured                                                                         5/11 at 101.00

                                                                                                                       Market
Description                                                                                              Ratings**      Value
-----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/General - 2.0%

City of Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24                     AAA $2,493,761

County of Cumberland, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21            AA-  2,032,313
-----------------------------------------------------------------------------------------------------------------------------
Tax Obligation/Limited - 14.1%

Asheville, North Carolina, Certificates of Participation, Series 1992, 6.500%, 2/01/08                          A1    507,125
County of Cabarrus, North Carolina, Certificates of Participation, Series 2002:
 5.250%, 2/01/19                                                                                              AA-  1,489,906
 5.000%, 2/01/22                                                                                              AA-  4,278,996

City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995,                      AAA  1,083,490
 5.400%, 4/01/20

City of Charlotte, North Carolina, General Obligation Water and Sewer Bonds, Series 1995A,                     AAA  1,982,787
 5.400%, 4/01/20

City of Charlotte, North Carolina, Certificates of Participation, Series 2000B, Convention Facilities          AA+  3,321,960
 Project, 5.500%, 12/01/25

City of Charlotte, North Carolina, Certificates of Participation, Series 2000D, Public Safety Facilities       AA+  2,189,900
 Project, 5.500%, 6/01/25

City of Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25                 AA+  1,865,588

County of Dare, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 -                  AAA  2,582,471
 AMBAC Insured

City of Durham, North Carolina, Certificates of Participation, Series 1995, 5.800%, 6/01/15                    AA+    659,208
County of Harnett, North Carolina, Certificates of Participation, Series 1994, Harnett County Projects:
 6.200%, 12/01/06 - AMBAC Insured                                                                             AAA  1,093,620
 6.200%, 12/01/09 - AMBAC Insured                                                                             AAA  1,913,835
 6.400%, 12/01/14 - AMBAC Insured                                                                             AAA    546,365

County of Harnett, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 -              AAA  2,176,400
 FSA Insured

County of Pitt, North Carolina, Certificates of Participation, Pitt County Public Facilities Project,
Series 1997A:
 5.550%, 4/01/12 - MBIA Insured                                                                               AAA  1,418,225
 5.850%, 4/01/17 - MBIA Insured                                                                               AAA  1,142,740

Town of Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
 5.750%, 6/01/18                                                                                              N/R    129,629
 5.750%, 6/01/19                                                                                              N/R    134,596
 5.750%, 6/01/20                                                                                              N/R    134,115
 5.750%, 6/01/21                                                                                              N/R    139,032
 5.750%, 6/01/22                                                                                              N/R    111,895

Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 -               AAA  1,086,410
 AMBAC Insured

City of Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20            AA+  2,539,269
-----------------------------------------------------------------------------------------------------------------------------
Transportation - 7.7%

City of Charlotte, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/28                        AAA  6,812,280
 (Alternative Minimum Tax) - MBIA Insured

Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B,                         AAA    810,252
 6.000%, 7/01/21 (Alternative Minimum Tax) - FSA Insured

Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A,                         AAA  3,110,195
 5.250%, 7/01/15 - FSA Insured

Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
 5.250%, 11/01/19 - FGIC Insured                                                                              Aaa  2,707,984
 5.000%, 11/01/31 - FGIC Insured                                                                              Aaa  4,179,840

----
20

   Principal                                                      Optional Call                 Market
Amount (000) Description                                            Provisions* Ratings**        Value
------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 6.6%

    $    105 Asheville, North Carolina, Housing Development     11/09 at 100.00    N/R*** $    133,764
              Corporation, First Lien Revenue Bonds, Series
              1980, 10.500%, 5/01/11 (Pre-refunded to 11/01/09)

       4,500 City of Charlotte, North Carolina, Water and        6/10 at 101.00       AAA    5,294,970
              Sewer System Revenue Bonds, Series 2000, 5.250%,
              6/01/25 (Pre-refunded to 6/01/10)

       1,845 City of Fayetteville, North Carolina, Public        3/05 at 102.00       AAA    2,013,799
              Works Commission Revenue Bonds, Series 1995A,
              5.250%, 3/01/16 (Pre-refunded to 3/01/05) -
              AMBAC Insured

         995 North Carolina Eastern Municipal Power Agency,      7/03 at 100.00       AAA    1,311,480
              Power System Revenue Bonds, Refunding
              Series 1991, 6.500%, 1/01/18

          30 North Carolina Medical Care Commission, Hospital      No Opt. Call       AAA       34,945
              Revenue Bonds, Memorial Mission Hospital
              Project, Series A, 7.625%, 10/01/08

       5,750 Board of Governors of the University of North       2/06 at 102.00     AA***    6,446,095
              Carolina, University of North Carolina Hospitals
              at Chapel Hill, Revenue Bonds, Series 1996,
              5.250%, 2/15/26 (Pre-refunded to 2/15/06)
------------------------------------------------------------------------------------------------------
             Utilities - 12.2%

       2,000 City of Greenville, North Carolina, Greenville      9/04 at 102.00        A+    2,144,200
              Utilities Commission, Combined Enterprise System
              Revenue Bonds, Series 1994, 6.000%, 9/01/16

             North Carolina Eastern Municipal Power Agency,
             Power System Revenue Bonds, Refunding Series 1993:
       1,540  5.500%, 1/01/17 - FGIC Insured                     7/03 at 100.00       AAA    1,545,005
       5,300  6.000%, 1/01/18 - AMBAC Insured                      No Opt. Call       AAA    6,619,965

       5,000 North Carolina Eastern Municipal Power Agency,      1/10 at 101.00       BBB    5,526,150
              Power System Revenue Bonds, Series 1999D,
              6.750%, 1/01/26

       4,165 North Carolina Municipal Power Agency Number 1,     1/10 at 101.00      BBB+    4,695,288
              Catawba Electric Revenue Bonds, Series 1999B,
              6.500%, 1/01/20

       2,000 North Carolina Municipal Power Agency Number 1,     1/13 at 100.00       AAA    2,299,580
              Catawba Electric Revenue Bonds, Series 2003A,
              5.250%, 1/01/15 - AMBAC Insured

         870 City of Shelby, North Carolina, Combined            5/05 at 102.00        A-      911,882
              Enterprise System Revenue Bonds, Series 1995A,
              5.500%, 5/01/17

       1,500 Wake County Industrial Facilities and Pollution     2/12 at 101.00        A3    1,645,935
              Control Financing Authority, North Carolina
              Revenue Refunding Bonds, Carolina Power and
              Light Company Project, Series 2002 Refunding,
              5.375%, 2/01/17

       2,500 Wilson, North Carolina, Combined Enterprise        12/12 at 100.00       Aaa    2,575,575
              Revenue Bonds, Series 2002, 4.750%, 12/01/27 -
              FSA Insured
------------------------------------------------------------------------------------------------------
             Water and Sewer - 1.0%

       2,000 City of Charlotte, North Carolina, Water and        6/11 at 101.00       AAA    2,141,840
              Sewer System Revenue Bonds, Series 2001,
              5.125%, 6/01/26

          90 Woodfin Treatment Facility, Inc., North Carolina,     No Opt. Call       N/R       91,675
              Proportionate Interest Certificates, 5.500%,
              12/01/03
------------------------------------------------------------------------------------------------------
    $215,455 Total Long-Term Investments (cost $207,392,116) -                             225,970,227
              98.2%
------------------------------------------------------------------------------------------------------
------------
             Other Assets Less Liabilities - 1.8%                                            4,040,719

             -----------------------------------------------------------------------------------------
             Net Assets - 100%                                                            $230,010,946

             -----------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating. ***Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
           N/RInvestment is not rated.
          (WI)Security purchased on a when-issued basis.


                                See accompanying notes to financial statements.

----
21

Portfolio of Investments
NUVEEN TENNESSEE MUNICIPAL BOND FUND
May 31, 2003

   Principal                                            Optional Call                Market
Amount (000) Description                                  Provisions* Ratings**       Value
-------------------------------------------------------------------------------------------
             Consumer Discretionary - 2.1%

     $ 7,000 Industrial Development Board of Maury     9/04 at 102.00        A3 $ 7,306,600
              County, Tennessee, Multi-Modal
              Interchangeable Rate Pollution Control
              Refunding Revenue Bonds, Saturn
              Corporation Project, Series 1994,
              6.500%, 9/01/24
-------------------------------------------------------------------------------------------
             Consumer Staples - 3.5%

       4,320 The Children's Trust Fund, Puerto Rico,   5/12 at 100.00        A-   3,792,355
              Tobacco Settlement Asset-Backed Bonds,
              Series 2002 Refunding, 5.375%, 5/15/33

       6,750 Industrial Development Board of Loudon    8/03 at 102.00        AA   6,895,328
              County, Tennessee, Solid Waste
              Disposal Revenue Bonds, Kimberly-Clark
              Corporation Project, Series 1993,
              6.200%, 2/01/23 (Alternative Minimum
              Tax)

       1,245 Industrial Development Board of the      10/05 at 102.00      Baa3   1,306,055
              City of South Fulton, Tennessee,
              Industrial Development Revenue Bonds,
              Tyson Foods, Inc. Project, Series
              1995, 6.400%, 10/01/20 (Alternative
              Minimum Tax)
-------------------------------------------------------------------------------------------
             Education and Civic Organizations - 1.9%

             Tennessee State School Bond Authority,
             Higher Educational Facilities Bonds,
             Second Program, Series 2002A:
       2,155  5.125%, 5/01/22 - FSA Insured            5/12 at 100.00       AAA   2,321,388
       2,000  5.125%, 5/01/27 - FSA Insured            5/12 at 100.00       AAA   2,130,100
       2,000  5.250%, 5/01/29 - FSA Insured            5/12 at 100.00       AAA   2,150,960
-------------------------------------------------------------------------------------------
             Energy - 1.3%

       4,000 Industrial Development Board of the       8/10 at 100.00       BBB   4,359,760
              County of Maury, Tennessee, Solid
              Waste Disposal Revenue Bonds,
              Occidental Petroleum Corp. Project,
              Series 2000B, 6.300%, 8/01/18
              (Alternative Minimum Tax)
-------------------------------------------------------------------------------------------
             Healthcare - 16.7%

       3,060 Blount County, Tennessee, Hospital        7/08 at 100.00      Baa1   3,063,244
              Revenue Improvement Bonds, Series
              1998B, 5.125%, 7/01/19

       4,030 City of Jackson, Tennessee, Hospital      4/05 at 102.00       AAA   4,338,335
              Revenue Refunding and Improvement
              Bonds, Series 1995, Jackson-Madison
              County General Hospital Project,
              5.625%, 4/01/15 - AMBAC Insured

       1,000 Health, Educational and Housing             No Opt. Call       AAA   1,220,000
              Facilities Board of Knox County,
              Tennessee, Hospital Facilities Revenue
              Bonds, Fort Sanders Alliance Obligated
              Group, Series 1993A, 6.250%, 1/01/13 -
              MBIA Insured

       3,675 Health, Educational and Housing           4/12 at 101.00      Baa2   3,912,883
              Facilities Board of Knox County,
              Tennessee, Hospital Facilities Revenue
              Bonds, Baptist Health System of East
              Tennessee, Series 2002, 6.375%, 4/15/22

       8,795 Health, Educational and Housing           4/09 at 101.00      Baa1   9,069,492
              Facilities Board of Knox County,
              Tennessee, Revenue Bonds, University
              Health System, Inc., Series 1999,
              5.625%, 4/01/29

       4,000 Health and Educational Facilities Board  11/10 at 101.00        A-   4,388,680
              of the Metropolitan Government of
              Nashville and Davidson County,
              Tennessee, Revenue Bonds, Adventist
              Health System-Sunbelt Obligated Group,
              6.600%, 11/15/30

             Health, Educational and Housing
             Facilities Board of Montgomery County,
             Tennessee, Hospital Revenue Refunding
             and Improvement Bonds, Clarksville
             Regional Health System, Series 1998:
       1,500  5.375%, 1/01/18                          1/08 at 101.00       BBB   1,509,015
       7,500  5.375%, 1/01/28                          1/08 at 101.00       BBB   7,208,100

      10,200 Health, Educational and Housing           7/09 at 102.00        AA  10,661,754
              Facilities Board of Shelby County,
              Tennessee, Revenue Bonds, St. Jude's
              Children's Research, Series 1999,
              5.375%, 7/01/29

       3,750 Health, Educational and Housing           9/12 at 101.00      BBB+   4,027,088
              Facilities Board of the County of
              Sullivan, Tennessee, Hospital Revenue
              Bonds, Wellmont Health System Project,
              Series 2002, 6.250%, 9/01/22

             Health, Educational and Housing
             Facilities Board of the County of
             Sullivan, Tennessee, Revenue Bonds,
             Wellmont Health System, Series 2003:
       2,000  5.000%, 9/01/15 (WI, settling 6/03/03)   9/13 at 100.00        AA   2,157,140
              - RAAI Insured
       3,500  5.000%, 9/01/18 (WI, settling 6/03/03)   9/13 at 100.00        AA   3,684,870
              - RAAI Insured

       2,500 Health, Educational and Housing          11/04 at 102.00        A-   2,662,225
              Facilities Board of Sumner County,
              Tennessee, Revenue Refunding Bonds,
              Sumner Regional Health System Inc.,
              Series 1994, 7.500%, 11/01/14

----
22

   Principal                                                                Optional Call                Market
Amount (000) Description                                                      Provisions* Ratings**       Value
---------------------------------------------------------------------------------------------------------------
             Housing/Multifamily - 4.9%

     $ 1,200 Health, Educational and Housing Facility Board of the City    7/03 at 102.00       Aaa $ 1,225,716
              of Chattanooga, Tennessee, Multifamily Mortgage Revenue
              Refunding Bonds, Windridge Apartments - FHA-Insured
              Mortgage, Series 1993A, 5.950%, 7/01/14

             Health, Educational and Housing Facility Board of the City
             of Chattanooga, Tennessee, Housing Revenue Bonds, GNMA
             Collateralized - Rainbow Creek Apartments Project, Series
             1999:
         470  6.125%, 11/20/19 (Alternative Minimum Tax)                  11/09 at 102.00       AAA     514,645
       3,955  6.375%, 11/20/39 (Alternative Minimum Tax)                  11/09 at 102.00       AAA   4,275,869

       3,500 Industrial Development Board of the City of Franklin,        10/06 at 102.00       AAA   3,709,265
              Tennessee, Multifamily Housing Revenue Refunding Bonds,
              The Landings Apartments Project, Senior Series 1996A,
              6.000%, 10/01/26 - FSA Insured

             Health and Educational Facilities Board of the Metropolitan
             Government of Nashville and Davidson County, Tennessee,
             Housing Mortgage Revenue Bonds, Herman Street Project,
             Series 1992:
         250  7.000%, 6/01/17                                              6/03 at 102.00       AAA     257,343
         495  7.250%, 6/01/32                                              6/03 at 102.00       AAA     509,994

       3,485 Health and Educational Facilities Board of the Metropolitan   3/10 at 102.00       Aaa   3,691,939
              Government of Nashville and Davidson County, Tennessee,
              Multifamily Housing Revenue Bonds, Berkshire Place
              Project, Series 2000, 6.125%, 3/20/39 (Alternative Minimum
              Tax)

       2,720 Industrial Development Board of the Metropolitan Government   1/10 at 102.00       Aaa   2,907,734
              of Nashville and Davidson County, Tennessee, Multifamily
              Housing Revenue Refunding Bonds, Series 2000A, GNMA
              Collateralized - Valley Forge Apartments Project, 6.375%,
              1/20/31
---------------------------------------------------------------------------------------------------------------
             Housing/Single Family - 9.7%

         135 County of Hamilton, Tennessee, Single Family Mortgage         9/03 at 100.00       AAA     135,647
              Revenue Bonds, Home Purchase and Rehabilitation Program,
              Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)

       4,605 Tennessee Housing Development Agency, Homeownership Program   7/06 at 102.00        AA   4,820,836
              Bonds, Issue 4A, 6.375%, 7/01/22 (Alternative Minimum Tax)

         840 Tennessee Housing Development Agency, Homeownership Program   7/07 at 102.00        AA     899,128
              Bonds, Issue 3A, 5.850%, 7/01/17 (Alternative Minimum Tax)

         130 Tennessee Housing Development Agency, Homeownership Program   7/03 at 100.00        AA     132,830
              Bonds, Issue WR, 6.800%, 7/01/17 (Pre-refunded to 7/01/03)

       8,025 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA   8,310,048
              Bonds, Issue 1998-2, 5.375% 7/01/29 (Alternative Minimum
              Tax)

       6,700 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA   6,999,624
              Bonds, Issue 1996-5B, Remarketing, 5.375%, 7/01/23
              (Alternative Minimum Tax)

       4,115 Tennessee Housing Development Agency, Homeownership Program   1/09 at 101.00        AA   4,448,809
              Bonds, Issue 1999-3, 6.000% 1/01/20 (Alternative Minimum
              Tax)

       6,900 Tennessee Housing Development Agency, Homeownership Program   7/11 at 100.00       AAA   7,252,797
              Bonds, Issue 2002A, 5.400%, 7/01/32 (Alternative Minimum
              Tax) - FSA Insured

         780 Tennessee Housing Development Agency, Mortgage Finance        7/04 at 102.00        AA     810,974
              Program Bonds, 1994 Series A, 6.900%, 7/01/25 (Alternative
              Minimum Tax)
---------------------------------------------------------------------------------------------------------------
             Long-Term Care - 0.8%

       2,665 Health and Educational Facilities Board of the Metropolitan   2/08 at 102.00        AA   2,811,468
              Government of Nashville and Davidson County, Tennessee,
              Multi-Modal Interchangeable Rate, Health Facility Revenue
              Bonds, Richland Place, Inc. Project, Series 1993, 5.500%,
              5/01/23 - RAAI Insured
---------------------------------------------------------------------------------------------------------------
             Materials - 6.0%

       3,000 Chattanooga Industrial Development Board, Tennessee,          7/03 at 103.00       AA-   3,095,790
              Pollution Control Revenue Bonds, E.I. du Pont de Nemours
              and Company, Series 1982 A, 6.350%, 7/01/22

      12,000 Humphreys County Industrial Development Board, Tennessee,     5/04 at 102.00       AA-  12,648,720
              Solid Waste Disposal Facility Bonds, E.I. du Pont de
              Nemours and Company Project, Series 1994, 6.700%, 5/01/24
              (Alternative Minimum Tax)

       5,000 Development Board of the County of McMinn, Tennessee,         9/03 at 100.00       BB+   4,999,450
              Pollution Control Facilities Revenue Bonds, Calhoun
              Newsprint Company Project - Bowater Incorporated Obligor,
              The Construction Bonds, Series 1991, 7.625%, 3/01/16
              (Alternative Minimum Tax)

----
23

Portfolio of Investments
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/General - 8.4%

     $ 6,070 City of Knoxville, Tennessee, General Obligation Bonds,       5/12 at 100.00        AA $6,434,928
              Series 2002A, 5.000%, 5/01/25

       1,000 Marion County, Tennessee, General Obligation Rural School     4/11 at 100.00       Aaa  1,054,600
              Bonds, Series 2001, 5.000%, 4/01/24 -  AMBAC Insured

       1,000 City of Memphis, Tennessee, General Improvement Bonds,       10/07 at 101.00        AA  1,079,870
              Series 1999A, 5.000%, 10/01/19

       3,100 City of Memphis, Tennessee, General Improvement Bonds,       11/10 at 101.00        AA  3,373,389
              Series 2002, 5.250%, 11/01/22

       6,000 Metropolitan Government of Nashville and Davidson County,     5/07 at 102.00        AA  6,285,600
              Tennessee, General Obligation Refunding Bonds, Series
              1997, 5.125%, 5/15/25

             Metropolitan Government of Nashville and Davidson County,
             Tennessee, General Obligation Bonds, Residual Option Longs,
             Series II-R52, 2001:
       2,350  11.350%, 10/15/17 (IF)                                      10/11 at 100.00       AA-  3,408,182
       2,480  10.700%, 10/15/18 (IF)                                      10/11 at 100.00       AA-  3,351,373

       2,960 Putnam County, Tennessee, General Obligation School             No Opt. Call       Aaa  3,472,850
              Refunding Bonds, Series 2001, 5.250%, 4/01/19 - FGIC
              Insured

         750 Shelby County, Tennessee, General Obligation Refunding        4/05 at 101.00       AA+    810,533
              Bonds, 1995 Series A, 5.625%, 4/01/14
--------------------------------------------------------------------------------------------------------------
             Tax Obligation/Limited - 5.6%

       5,000 Industrial Development Board of the City of Chattanooga,     10/10 at 100.00       AAA  5,630,950
              Tennessee, Chattanooga Lease Rental Revenue Bonds, Series
              2000, 5.625%, 10/01/30 - AMBAC Insured

       5,000 Memphis and Shelby County Sports Authority, Inc.,            11/12 at 100.00       AAA  5,301,050
              Tennessee, Revenue Bonds, 2002 Series A, Memphis Arena
              Project, 5.125%, 11/01/28 - AMBAC Insured

       4,000 Health and Educational Facilities Board of the Metropolitan   6/09 at 100.00       AAA  4,121,800
              Government of Nashville and Davidson County, Tennessee,
              Revenue Refunding and Improvement Bonds, Meharry Medical
              College Project, Series 1996, 5.000%, 12/01/24 - AMBAC
              Insured

       4,000 Sports Authority of the Metropolitan Government of            7/06 at 101.00       AAA  4,449,840
              Nashville and Davidson County, Tennessee, Public
              Improvement Revenue Bonds, Stadium Project, Series 1996,
              5.750%, 7/01/26 - AMBAC Insured
--------------------------------------------------------------------------------------------------------------
             Telecommunication Services - 0.8%

       2,700 City of Fayetteville, Tennessee, Broadband                    4/08 at 101.00       N/R  2,830,869
              Telecommunications Network Revenue Bonds, Series 2000,
              6.500%, 4/01/20
--------------------------------------------------------------------------------------------------------------
             Transportation - 3.8%

             Memphis-Shelby County Airport Authority, Tennessee, Airport
             Revenue Bonds, Series 1999D:
       4,000  6.000%, 3/01/24 (Alternative Minimum Tax) - AMBAC Insured    3/10 at 101.00       AAA  4,430,760
       1,640  6.125%, 3/01/25 (Alternative Minimum Tax) - AMBAC Insured    3/10 at 101.00       AAA  1,822,417

       3,710 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA  4,063,340
              Revenue Bonds, Series 2001A, 5.500%, 3/01/17 (Alternative
              Minimum Tax) - FSA Insured

       2,850 Memphis-Shelby County Airport Authority, Tennessee, Airport   3/11 at 100.00       AAA  3,000,936
              Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed - 14.6%

       1,520 Clarksville, Tennessee, Water, Sewer and Gas Revenue            No Opt. Call       AAA    908,930
              Refunding and Improvement Bonds, Series 1992, 0.000%,
              2/01/16 - MBIA Insured

       1,550 Cookeville Industrial Development Board, Tennessee,          12/03 at 102.00     A-***  1,617,115
              Hospital Revenue Refunding Bonds, Series 1993, Cookeville
              General Hospital Project, 5.750%, 10/01/10 (Pre-refunded
              to 12/01/03)

       1,000 Hamilton County, Tennessee, General Obligation Bonds,         2/05 at 102.00    Aa1***  1,104,540
              Series 1995, 6.250%, 2/01/20 (Pre-refunded to 2/01/05)

       5,000 Johnson City, Tennessee, School Sales Tax Revenue and         5/06 at 100.00       AAA  5,755,250
              Unlimited Tax Bonds, Series 1994, 6.700%, 5/01/21
              (Pre-refunded to 5/01/06) - AMBAC Insured

         440 Health and Educational Facilities Board of Johnson City,      7/09 at 100.00       AAA    442,394
              Tennessee, Hospital Revenue Refunding and Improvement
              Bonds, Series 1991, Johnson City Medical Center Hospital,
              6.750%, 7/01/16 (Pre-refunded to 7/01/09) - MBIA Insured

----
24

   Principal                                                                Optional Call               Market
Amount (000) Description                                                      Provisions* Ratings**      Value
--------------------------------------------------------------------------------------------------------------
             U.S. Guaranteed (continued)

             Health and Educational Facilities Board of Johnson City,
             Tennessee, Hospital Revenue Refunding and Improvement
             Bonds, Series 1998C, Johnson City Medical Center Hospital:
    $  7,795  5.125%, 7/01/25 (Pre-refunded to 7/01/23) - MBIA Insured     7/23 at 100.00       AAA $8,638,731
       2,265  5.125%, 7/01/25 - MBIA Insured                               1/09 at 101.00       AAA  2,510,164
       8,930  5.250%, 7/01/28 - MBIA Insured                               1/09 at 101.00       AAA  9,977,310

      18,670 Health and Educational Facilities Board of the Metropolitan     No Opt. Call       Aaa  8,130,412
              Government of Nashville and Davidson County, Tennessee,
              Revenue Bonds, Series 1988, Volunteer Healthcare
              Subordinate Lien, 0.000%, 6/01/21

       1,090 Health and Educational Facilities Board of the Metropolitan  10/07 at 105.00    N/R***  1,427,311
              Government of Nashville and Davidson County, Tennessee,
              Revenue Bonds, Series 1992A, Mur-Ci Homes Inc. Project,
              9.000%, 10/01/22 (Pre-refunded to 10/01/07)

       3,000 Health and Educational Facilities Board of the Metropolitan  11/09 at 101.00       AAA  3,668,460
              Government of Nashville and Davidson County, Tennessee,
              Revenue Bonds, Ascension Health Credit Group, Series
              1999A, 6.000%, 11/15/30 (Pre-refunded to 11/15/09) - AMBAC
              Insured

       2,500 Public Building Authority of the City of Mt. Juliet,          2/04 at 110.00       AAA  2,861,325
              Tennessee, Revenue Bonds, Utility District Loan Program,
              Series B, Madison Suburban Utility District, 7.800%,
              2/01/19 (Pre-refunded to 2/01/04) - MBIA Insured

         250 Shelby County, Tennessee, General Obligation Refunding        4/05 at 101.00    AA+***    272,880
              Bonds, 1995 Series A, 5.625%, 4/01/14 (Pre-refunded to
              4/01/05)

             Wilson County, Tennessee, Series 1994, Certificates of
             Participation, Wilson County Educational Facilities
             Corporation:
       1,500  6.125%, 6/30/10 (Pre-refunded to 6/30/04)                    6/04 at 102.00     A2***  1,610,340
       1,500  6.250%, 6/30/15 (Pre-refunded to 6/30/04)                    6/04 at 102.00     A2***  1,612,350
--------------------------------------------------------------------------------------------------------------
             Utilities - 8.9%

       7,500 Clarksville, Tennessee, Water, Sewer and Gas Revenue          2/11 at 100.00       Aaa  7,931,325
              Refunding and Improvement Bonds, Series 2001, 5.000%,
              2/01/22 - FSA Insured

             Knoxville, Tennessee, Electric System Revenue Bonds, Series
             2001U:
       1,000  5.125%, 7/01/20                                              7/10 at 100.00        AA  1,086,460
       3,000  5.125%, 7/01/27                                              7/10 at 100.00        AA  3,150,630

       7,800 Metropolitan Government of Nashville and Davidson County,       No Opt. Call       AAA  5,954,676
              Tennessee, Electric System Revenue Bonds, Series 1996A,
              0.000%, 5/15/11 - MBIA Insured

       3,000 Metropolitan Government of Nashville and Davidson County,     5/08 at 102.00        AA  3,193,770
              Tennessee, Electric System Revenue Bonds, 1998 Series A,
              5.200%, 5/15/23

       9,000 Metropolitan Government of Nashville and Davidson County,     5/11 at 100.00        AA  9,531,810
              Tennessee, Electric System Revenue Bonds, Series 2001A,
              5.125%, 5/15/26
--------------------------------------------------------------------------------------------------------------
             Water and Sewer - 8.6%

       1,000 Dickson County Water Authority, Tennessee, Waterworks        12/12 at 100.00       Aaa  1,091,210
              System Revenue Bonds, Series 2002, 5.000%, 12/01/19 - FGIC
              Insured

             Hallsdale-Powell Utility District of Knox County,
             Tennessee, Water and Sewer Revenue Bonds, Series 2002A,
             Refunding and Improvement Bonds:
       4,320  5.000%, 4/01/24 - FGIC Insured                               4/12 at 101.00       AAA  4,597,690
       7,355  5.000%, 4/01/27 - FGIC Insured                               4/12 at 101.00       AAA  7,781,516

       3,000 Madison Suburban Utility District, Tennessee, Water Revenue   2/08 at 100.00       AAA  3,233,040
              Refunding Bonds, Series 1995, 5.000%, 2/01/19 - MBIA
              Insured

       3,000 Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,  10/12 at 100.00       AA+  3,230,460
              Series 2002, 5.000%, 10/01/21

       1,000 Milcrofton Utility District of Williamson County,             2/06 at 102.00       N/R    908,890
              Tennessee, Waterworks Revenue Refunding Bonds, Series
              1996, Junior Lien, 6.000%, 2/01/24

       1,220 South Blount County Utility District, Tennessee, Waterworks  12/12 at 100.00       Aaa  1,350,735
              Revenue Bonds, Series 2002, 5.000%, 12/01/17 - FGIC Insured

       2,000 White House Utility District of Robertson and Sumner          1/11 at 100.00       Aaa  2,112,000
              Counties, Tennessee, Water and Sewer Revenue Bonds, Series
              2000 Refunding, 5.125%, 1/01/26 - FSA Insured

----
25

Portfolio of Investments
NUVEEN TENNESSEE MUNICIPAL BOND FUND (continued)
May 31, 2003

   Principal                                                               Optional Call                 Market
Amount (000) Description                                                     Provisions* Ratings**        Value
---------------------------------------------------------------------------------------------------------------
             Water and Sewer (continued)

    $  3,700 White House Utility District of Robertson and Sumner         1/12 at 100.00       Aaa $  3,872,013
              Counties, Tennessee, Water and Sewer Revenue Bonds, Series
              2002, 5.000%, 1/01/32 - FSA Insured

       1,500 Wilson County Water and Wastewater Authority, Tennessee,     3/08 at 102.00      Baa1    1,668,972
              Waterworks Revenue Refunding and Improvement Bonds, Series
              1993, 6.000%, 3/01/14
---------------------------------------------------------------------------------------------------------------
    $330,965 Total Long-Term Investments (cost $312,750,694) - 97.6%                                338,779,994
---------------------------------------------------------------------------------------------------------------
------------
             Short-Term Investments - 0.3%

       1,000 Puerto Rico Government Development Bank, Adjustable Rate                          A-1    1,000,000
              Refunding Demand Bonds, Series 1985 V, 1.050%, 12/01/15 -
              MBIA Insured+
---------------------------------------------------------------------------------------------------------------
    $  1,000 Total Short-Term Investments (cost $1,000,000)                                           1,000,000
---------------------------------------------------------------------------------------------------------------
------------
             Total Investments (cost $313,750,694) - 97.9%                                          339,779,994

             -------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 2.1%                                                     7,278,714

             -------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                     $347,058,708

             -------------------------------------------------------------------------------------------------

           * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
           ** Ratings (not covered by the report of independent auditors):
              Using the higher of Standard & Poor's or Moody's rating.
          *** Securities are backed by an escrow or trust containing sufficient
              U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
         (IF) Inverse floating rate security.
          N/R Investment is not rated.
         (WI)  Security purchased on a when-issued basis.
           + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                See accompanying notes to financial statements.

----
26

Statement of Assets and Liabilities
May 31, 2003

                                                                     Georgia     Louisiana North Carolina      Tennessee
------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at market value (cost $154,759,320, $121,052,600,
 $207,392,116 and $313,750,694, respectively)                  $167,067,657  $133,185,258    $225,970,227  $339,779,994
Cash                                                                967,198     1,114,695       1,536,839     5,592,089
Receivables:
  Interest                                                        2,958,444     2,181,968       3,737,758     4,414,870
  Investments sold                                                  165,411       470,000       3,708,453     4,105,500
  Shares sold                                                       144,355       450,076         678,780     1,038,436
Other assets                                                             63           122             144        13,778
------------------------------------------------------------------------------------------------------------------------
    Total assets                                                171,303,128   137,402,119     235,632,201   354,944,667
------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables:
  Investments purchased                                                  --            --       4,241,194     5,756,638
  Shares redeemed                                                   379,497        64,837         364,473       487,769
Accrued expenses:
  Management fees                                                    78,692        62,983         105,354       157,536
  12b-1 distribution and service fees                                54,391        46,229          66,203        92,406
  Other                                                              59,980        44,841          68,930       108,083
Dividends payable                                                   577,657       463,783         775,101     1,283,527
------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                             1,150,217       682,673       5,621,255     7,885,959
------------------------------------------------------------------------------------------------------------------------
Net assets                                                     $170,152,911  $136,719,446    $230,010,946  $347,058,708
------------------------------------------------------------------------------------------------------------------------
Class A Shares
Net assets                                                     $118,306,749  $ 94,544,859    $175,654,470  $280,170,764
Shares outstanding                                               10,434,496     8,039,227      16,173,785    23,932,815
Net asset value per share                                      $      11.34  $      11.76    $      10.86  $      11.71
Offering price per share (net asset value per share plus
 maximum sales charge of 4.20% of offering price)              $      11.84  $      12.28    $      11.34  $      12.22
------------------------------------------------------------------------------------------------------------------------
Class B Shares
Net assets                                                     $ 20,424,903  $ 23,168,663    $ 25,027,241  $ 22,842,502
Shares outstanding                                                1,798,059     1,971,014       2,300,898     1,948,825
Net asset value and offering price per share                   $      11.36  $      11.75    $      10.88  $      11.72
------------------------------------------------------------------------------------------------------------------------
Class C Shares
Net assets                                                     $ 28,367,150  $ 18,868,295    $ 26,875,995  $ 42,824,906
Shares outstanding                                                2,508,690     1,606,973       2,476,502     3,656,442
Net asset value and offering price per share                   $      11.31  $      11.74    $      10.85  $      11.71
------------------------------------------------------------------------------------------------------------------------
Class R Shares
Net assets                                                     $  3,054,109  $    137,629    $  2,453,240  $  1,220,536
Shares outstanding                                                  270,083        11,648         225,591       104,245
Net asset value and offering price per share                   $      11.31  $      11.82    $      10.87  $      11.71
------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
-------------------------------------------------------------------------------------------------
Capital paid-in                                                $158,069,510  $126,654,146    $212,032,517  $320,917,092
Undistributed (Over-distribution of) net investment income         (207,477)      (62,220)       (112,065)      (12,516)
Accumulated net realized gain (loss) from investments               (17,459)   (2,005,138)       (487,617)      124,832
Net unrealized appreciation on investments                       12,308,337    12,132,658      18,578,111    26,029,300
------------------------------------------------------------------------------------------------------------------------
Net assets                                                     $170,152,911  $136,719,446    $230,010,946  $347,058,708
------------------------------------------------------------------------------------------------------------------------

                                See accompanying notes to financial statements.

----
27

Statement of Operations
Year Ended May 31, 2003

                                                                         Georgia    Louisiana North Carolina     Tennessee
--------------------------------------------------------------------------------------------------------------------------
Investment Income                                                   $ 8,790,794  $ 7,288,035     $11,561,387  $18,145,714
--------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                         904,911      739,884       1,202,607    1,767,481
12b-1 service fees - Class A                                            234,504      183,425         341,256      541,784
12b-1 distribution and service fees - Class B                           177,760      217,372         218,339      201,517
12b-1 distribution and service fees - Class C                           199,308      150,191         188,989      260,108
Shareholders' servicing agent fees and expenses                          89,597       67,337         125,286      170,570
Custodian's fees and expenses                                            82,242       50,829          79,312       92,940
Trustees' fees and expenses                                               3,426        2,871           3,945        5,752
Professional fees                                                        13,060       11,118          14,860       19,855
Shareholders' reports - printing and mailing expenses                    22,105       15,388          24,514       34,040
Federal and state registration fees                                       3,787        3,000           6,309        6,743
Other expenses                                                            6,935        6,446           8,372       10,628
--------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                            1,737,635    1,447,861       2,213,789    3,111,418
  Custodian fee credit                                                  (19,059)      (8,256)        (23,361)     (21,487)
--------------------------------------------------------------------------------------------------------------------------
Net expenses                                                          1,718,576    1,439,605       2,190,428    3,089,931
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 7,072,218    5,848,430       9,370,959   15,055,783
--------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain from Investments
Net realized gain from investments                                      999,239      410,113       1,929,149    1,198,307
Net change in unrealized appreciation (depreciation) of investments   8,430,972    6,813,616      11,030,160   18,025,159
--------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             9,430,211    7,223,729      12,959,309   19,223,466
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $16,502,429  $13,072,159     $22,330,268  $34,279,249
--------------------------------------------------------------------------------------------------------------------------




                                See accompanying notes to financial statements.

----
28

Statement of Changes in Net Assets

                                                                                Georgia                    Louisiana
                                                                      --------------------------  --------------------------
                                                                         Year Ended    Year Ended    Year Ended    Year Ended
                                                                            5/31/03       5/31/02       5/31/03       5/31/02
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  7,072,218  $  7,008,310  $  5,848,430  $  6,104,853
Net realized gain from investments                                         999,239     1,590,967       410,113       151,269
Net change in unrealized appreciation (depreciation) of investments      8,430,972      (578,688)    6,813,616       827,509
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              16,502,429     8,020,589    13,072,159     7,083,631
-----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                               (5,278,697)   (5,356,996)   (4,250,316)   (4,263,480)
  Class B                                                                 (694,331)     (680,409)     (888,811)     (900,959)
  Class C                                                               (1,049,313)     (953,544)     (828,837)     (934,822)
  Class R                                                                 (135,883)      (77,897)       (5,874)       (8,610)
From accumulated net realized gains from investments:
  Class A                                                                 (368,733)           --            --            --
  Class B                                                                  (60,354)           --            --            --
  Class C                                                                  (84,324)           --            --            --
  Class R                                                                   (9,289)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (7,680,924)   (7,068,846)   (5,973,838)   (6,107,871)
-----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                        27,032,456    26,397,679    15,464,019    24,828,923
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                        3,032,982     2,779,725     2,158,303     2,167,122
-----------------------------------------------------------------------------------------------------------------------------
                                                                        30,065,438    29,177,404    17,622,322    26,996,045
Cost of shares redeemed                                                (26,933,274)  (15,544,046)  (20,421,384)  (21,272,033)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       3,132,164    13,633,358    (2,799,062)    5,724,012
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                              11,953,669    14,585,101     4,299,259     6,699,772
Net assets at the beginning of year                                    158,199,242   143,614,141   132,420,187   125,720,415
-----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $170,152,911  $158,199,242  $136,719,446  $132,420,187
-----------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $   (207,477) $   (122,886) $    (62,220) $     70,689
-----------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
29

                                                                            North Carolina                 Tennessee
                                                                      --------------------------  --------------------------
                                                                         Year Ended    Year Ended    Year Ended    Year Ended
                                                                            5/31/03       5/31/02       5/31/03       5/31/02
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                 $  9,370,959  $  9,321,163  $ 15,055,783  $ 15,082,790
Net realized gain from investments                                       1,929,149       246,683     1,198,307        66,559
Net change in unrealized appreciation (depreciation) of investments     11,030,160     1,638,244    18,025,159     3,271,037
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              22,330,268    11,206,090    34,279,249    18,420,386
-----------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
From net investment income:
  Class A                                                               (7,539,046)   (7,743,869)  (12,950,777)  (13,142,599)
  Class B                                                                 (842,954)     (778,483)     (851,669)     (720,927)
  Class C                                                                 (968,651)     (852,371)   (1,447,900)   (1,145,900)
  Class R                                                                  (92,155)      (82,457)      (45,819)      (34,046)
From accumulated net realized gains from investments:
  Class A                                                                       --            --      (151,984)           --
  Class B                                                                       --            --       (11,994)           --
  Class C                                                                       --            --       (19,183)           --
  Class R                                                                       --            --          (522)           --
-----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders               (9,442,806)   (9,457,180)  (15,479,848)  (15,043,472)
-----------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions
Net proceeds from sale of shares                                        31,206,426    25,897,981    45,347,059    39,898,074
Net proceeds from shares issued to shareholders due
 to reinvestment of distributions                                        4,516,770     4,634,384     6,419,619     6,506,471
-----------------------------------------------------------------------------------------------------------------------------
                                                                        35,723,196    30,532,365    51,766,678    46,404,545
Cost of shares redeemed                                                (26,194,314)  (21,785,633)  (39,692,385)  (22,795,155)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions       9,528,882     8,746,732    12,074,293    23,609,390
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets                                              22,416,344    10,495,642    30,873,694    26,986,304
Net assets at the beginning of year                                    207,594,602   197,098,960   316,185,014   289,198,710
-----------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                         $230,010,946  $207,594,602  $347,058,708  $316,185,014
-----------------------------------------------------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income at the end
 of year                                                              $   (112,065) $    (77,131) $    (12,516) $    260,009
-----------------------------------------------------------------------------------------------------------------------------


                                See accompanying notes to financial statements.

----
30

Notes to Financial Statements

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust III (the "Trust") is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Georgia Municipal Bond Fund ("Georgia"), Nuveen Louisiana Municipal Bond Fund ("Louisiana"), Nuveen North Carolina Municipal Bond Fund ("North Carolina"), and Nuveen Tennessee Municipal Bond Fund ("Tennessee") (collectively, the "Funds"). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were organized as series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At May 31, 2003, North Carolina and Tennessee had outstanding when-issued purchase commitments of $4,241,194 and $5,756,638, respectively. There were no such outstanding purchase commitments in either of the other Funds.

Investment Income
Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended May 31, 2003, have been designated Exempt Interest Dividends.

Flexible Sales Charge Program
Each Fund offers Class A, B, C and R Shares. Class A Shares are sold with a sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase. Class B Shares are sold without a sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without a sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.


----
31

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics including inverse floating rate securities. During the fiscal year ended May 31, 2003, Tennessee invested in inverse floating rate securities for the purpose of enhancing portfolio yield. Inverse floating rate securities are identified in the Portfolio of Investments and are marked to market daily. The interest rate of an inverse floating rate security has an inverse relationship to the interest rate of a short-term floating rate security. Consequently, as the interest rate of the floating rate security rises, the interest rate on the inverse floating rate security declines. Conversely, as the interest rate of the floating rate security declines, the interest rate on the inverse floating rate security rises. The price of an inverse floating rate security will be more volatile than that of an otherwise comparable fixed rate security since the interest rate is dependent on an underlying fixed coupon rate or the general level of long-term interest rates as well as the short-term interest paid on the floating rate security, and because the inverse floating rate security typically bears the risk of loss of a greater face value of an underlying bond. Georgia, Louisiana and North Carolina did not invest in any such securities during the fiscal year ended May 31, 2003.

Expense Allocation
Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                                           Georgia
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,592,528  $ 17,470,791   1,271,471  $ 13,773,332
  Class B                                               401,594     4,424,211     380,928     4,136,733
  Class C                                               463,944     5,090,519     631,807     6,812,804
  Class R                                                 4,341        46,935     154,627     1,674,810
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               202,410     2,219,430     199,058     2,151,528
  Class B                                                26,673       293,023      23,826       257,963
  Class C                                                37,514       410,427      30,792       332,289
  Class R                                                10,071       110,102       3,535        37,945
--------------------------------------------------------------------------------------------------------
                                                      2,739,075    30,065,438   2,696,044    29,177,404
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,883,394)  (20,657,864) (1,042,292)  (11,217,820)
  Class B                                              (241,404)   (2,649,896)   (235,421)   (2,550,386)
  Class C                                              (325,106)   (3,575,126)   (162,413)   (1,741,145)
  Class R                                                (4,548)      (50,388)     (3,217)      (34,695)
--------------------------------------------------------------------------------------------------------
                                                     (2,454,452)  (26,933,274) (1,443,343)  (15,544,046)
--------------------------------------------------------------------------------------------------------
Net increase                                            284,623  $  3,132,164   1,252,701  $ 13,633,358
--------------------------------------------------------------------------------------------------------


----
32

                                                                          Louisiana
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                               833,869  $  9,524,051   1,044,929  $ 11,785,525
  Class B                                               245,160     2,801,986     320,648     3,591,343
  Class C                                               268,859     3,068,980     841,360     9,449,446
  Class R                                                 6,092        69,002         231         2,609
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               135,521     1,542,619     139,870     1,566,350
  Class B                                                25,485       290,003      26,343       295,140
  Class C                                                28,170       320,054      26,547       297,053
  Class R                                                   492         5,627         769         8,579
--------------------------------------------------------------------------------------------------------
                                                      1,543,648    17,622,322   2,400,697    26,996,045
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                              (953,192)  (10,857,312)   (797,477)   (8,988,688)
  Class B                                              (275,082)   (3,134,953)   (249,542)   (2,786,030)
  Class C                                              (568,276)   (6,420,869)   (790,499)   (8,886,092)
  Class R                                                  (717)       (8,250)    (54,561)     (611,223)
--------------------------------------------------------------------------------------------------------
                                                     (1,797,267)  (20,421,384) (1,892,079)  (21,272,033)
--------------------------------------------------------------------------------------------------------
Net increase (decrease)                                (253,619) $ (2,799,062)    508,618  $  5,724,012
--------------------------------------------------------------------------------------------------------

                                                                       North Carolina
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             1,656,085  $ 17,388,163   1,260,877  $ 12,895,949
  Class B                                               415,265     4,381,784     571,327     5,879,721
  Class C                                               835,091     8,782,391     662,254     6,788,470
  Class R                                                61,849       654,088      32,615       333,841
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               340,681     3,578,455     360,567     3,704,459
  Class B                                                38,028       400,000      36,522       375,785
  Class C                                                45,013       472,277      48,106       493,684
  Class R                                                 6,278        66,038       5,879        60,456
--------------------------------------------------------------------------------------------------------
                                                      3,398,290    35,723,196   2,978,147    30,532,365
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (1,679,430)  (17,715,940) (1,584,312)  (16,186,519)
  Class B                                              (238,737)   (2,507,155)   (157,128)   (1,614,830)
  Class C                                              (560,931)   (5,890,649)   (351,981)   (3,607,519)
  Class R                                                (7,481)      (80,570)    (36,732)     (376,765)
--------------------------------------------------------------------------------------------------------
                                                     (2,486,579)  (26,194,314) (2,130,153)  (21,785,633)
--------------------------------------------------------------------------------------------------------
Net increase                                            911,711  $  9,528,882     847,994  $  8,746,732
--------------------------------------------------------------------------------------------------------


----
33

                                                                          Tennessee
                                                     --------------------------------------------------
                                                            Year Ended                Year Ended
                                                              5/31/03                   5/31/02
                                                     ------------------------  ------------------------
                                                          Shares        Amount      Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold:
  Class A                                             2,333,590  $ 26,450,976   2,411,681  $ 26,606,207
  Class B                                               336,340     3,822,137     537,455     5,964,881
  Class C                                             1,285,226    14,647,808     658,184     7,274,027
  Class R                                                37,511       426,138       4,842        52,959
Shares issued to shareholders due to reinvestment of
 distributions:
  Class A                                               485,698     5,498,064     519,899     5,755,709
  Class B                                                36,778       417,013      31,507       349,126
  Class C                                                42,618       482,942      34,462       381,714
  Class R                                                 1,907        21,600       1,800        19,922
--------------------------------------------------------------------------------------------------------
                                                      4,559,668    51,766,678   4,199,830    46,404,545
--------------------------------------------------------------------------------------------------------
Shares redeemed:
  Class A                                            (3,073,082)  (34,796,182) (1,665,209)  (18,383,400)
  Class B                                              (169,186)   (1,927,842)   (182,015)   (2,013,002)
  Class C                                              (261,103)   (2,968,240)   (216,639)   (2,398,753)
  Class R                                                   (11)         (121)         --            --
--------------------------------------------------------------------------------------------------------
                                                     (3,503,382)  (39,692,385) (2,063,863)  (22,795,155)
--------------------------------------------------------------------------------------------------------
Net increase                                          1,056,286  $ 12,074,293   2,135,967  $ 23,609,390
--------------------------------------------------------------------------------------------------------

3. Securities Transactions

Purchases and sales (including maturities) of investments in long-term municipal securities for the fiscal year ended May 31, 2003, were as follows:

                             Georgia   Louisiana North Carolina   Tennessee
    -----------------------------------------------------------------------
    Purchases            $25,023,968 $15,073,912    $43,869,679 $49,084,899
    Sales and maturities  24,783,415  20,308,353     35,647,740  41,683,733
    -----------------------------------------------------------------------

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At May 31, 2003, the cost of investments were as follows:

                         Georgia    Louisiana North Carolina    Tennessee
-------------------------------------------------------------------------
Cost of investments $154,757,314 $120,994,723   $207,262,437 $313,638,784
-------------------------------------------------------------------------

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2003, were as follows:

                                                Georgia    Louisiana North Carolina     Tennessee
-------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation                             $13,930,725  $12,801,787     $19,038,191  $26,635,845
  Depreciation                              (1,620,382)    (611,252)       (330,401)    (494,635)
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments $12,310,343  $12,190,535     $18,707,790  $26,141,210
-------------------------------------------------------------------------------------------------


----
34

The tax components of undistributed net investment income and net realized gains at May 31, 2003, were as follows:

                                           Georgia Louisiana North Carolina  Tennessee
--------------------------------------------------------------------------------------
Undistributed net tax-exempt income       $368,234  $343,659       $537,547 $1,137,313
Undistributed net ordinary income*           1,064        26          1,501        528
Undistributed net long-term capital gains       --        --             --    124,834
--------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal years ended May 31, 2003 and May 31, 2002, was designated for purposes of the dividends paid deduction as follows:

2003                                              Georgia  Louisiana North Carolina   Tennessee
-----------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $7,183,822 $6,022,443     $9,418,131 $15,296,262
Distributions from net ordinary income*           246,475         --         36,071          --
Distributions from net long-term capital gains    276,225         --             --     183,683
-----------------------------------------------------------------------------------------------

2002                                              Georgia  Louisiana North Carolina   Tennessee
-----------------------------------------------------------------------------------------------
Distributions from net tax-exempt income       $7,031,141 $6,086,626     $9,444,537 $14,957,871
Distributions from net ordinary income*                --         --             --          --
Distributions from net long-term capital gains         --         --             --          --
-----------------------------------------------------------------------------------------------

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2003, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                     Louisiana North Carolina
                   ------------------------------------------
                   Expiration year:
                     2008           $  701,202       $     --
                     2009            1,235,446        427,470
                     2010               68,490         60,147
                   ------------------------------------------
                   Total            $2,005,138       $487,617
                   ------------------------------------------

Georgia has elected to defer net realized losses from investments incurred from November 1, 2002 through May 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. Georgia has $18,525 of post-October losses that are treated as having arisen in the following fiscal year.

5. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net assets of each Fund as follows:

                 Average Daily Net Assets       Management Fee
                 ----------------------------------------------
                 For the first $125 million              .5500%
                 For the next $125 million               .5375
                 For the next $250 million               .5250
                 For the next $500 million               .5125
                 For the next $1 billion                 .5000
                 For the next $3 billion                 .4750
                 For net assets over $5 billion          .4500
                 ----------------------------------------------

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates.

The Adviser may voluntarily reimburse expenses from time to time, in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser's discretion.


----
35

During the fiscal year ended May 31, 2003, Nuveen Investments, LLC (the "Distributor") (formerly, Nuveen Investments), a wholly owned subsidiary of Nuveen Investments, Inc., collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

                                        Georgia Louisiana North Carolina Tennessee
----------------------------------------------------------------------------------
Sales charges collected (unaudited)    $346,569  $157,591       $200,738  $647,334
Paid to authorized dealers (unaudited)  346,569   152,663        200,738   595,792
----------------------------------------------------------------------------------

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the fiscal year ended May 31 2003, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

                                   Georgia Louisiana North Carolina Tennessee
  ---------------------------------------------------------------------------
  Commission advances (unaudited) $271,731  $158,223       $296,560  $356,423
  ---------------------------------------------------------------------------

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the fiscal year ended May 31, 2003, the Distributor retained such 12b-1 fees as follows:

                                   Georgia Louisiana North Carolina Tennessee
  ---------------------------------------------------------------------------
  12b-1 fees retained (unaudited) $192,306  $214,910       $238,899  $238,532
  ---------------------------------------------------------------------------

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the fiscal year ended May 31, 2003, as follows:

                                Georgia Louisiana North Carolina Tennessee
      --------------------------------------------------------------------
      CDSC retained (unaudited) $93,549   $82,365        $78,586   $40,173
      --------------------------------------------------------------------

6. Subsequent Event - Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on July 1, 2003, to shareholders of record on June 9, 2003, as follows:

                             Georgia Louisiana North Carolina Tennessee
         --------------------------------------------------------------
         Dividend per share:
           Class A            $.0400    $.0420         $.0380    $.0445
           Class B             .0330     .0350          .0315     .0375
           Class C             .0350     .0370          .0330     .0390
           Class R             .0415     .0440          .0395     .0465
         --------------------------------------------------------------




----
36

Financial Highlights

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


GEORGIA


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                      $10.74      $.49      $ .64  $1.13    $(.49)   $(.04) $(.53) $11.34     10.78%
 2002                                       10.66       .52        .08    .60     (.52)      --   (.52)  10.74      5.71
 2001                                       10.01       .53        .64   1.17     (.52)      --   (.52)  10.66     11.90
 2000                                       11.02       .52       (.96)  (.44)    (.53)    (.04)  (.57)  10.01     (4.05)
 1999                                       11.19       .54       (.17)   .37     (.54)      --   (.54)  11.02      3.34
Class B (2/97)
 2003                                       10.76       .41        .64   1.05     (.41)    (.04)  (.45)  11.36      9.92
 2002                                       10.67       .44        .09    .53     (.44)      --   (.44)  10.76      4.91
 2001                                       10.02       .45        .65   1.10     (.45)      --   (.45)  10.67     11.17
 2000                                       11.03       .44       (.96)  (.52)    (.45)    (.04)  (.49)  10.02     (4.79)
 1999                                       11.20       .46       (.17)   .29     (.46)      --   (.46)  11.03      2.57
Class C (1/94)
 2003                                       10.73       .43        .62   1.05     (.43)    (.04)  (.47)  11.31     10.00
 2002                                       10.64       .46        .09    .55     (.46)      --   (.46)  10.73      5.24
 2001                                        9.99       .47        .64   1.11     (.46)      --   (.46)  10.64     11.29
 2000                                       11.00       .46       (.96)  (.50)    (.47)    (.04)  (.51)   9.99     (4.61)
 1999                                       11.17       .48       (.17)   .31     (.48)      --   (.48)  11.00      2.80
Class R (2/97)
 2003                                       10.71       .51        .64   1.15     (.51)    (.04)  (.55)  11.31     10.99
 2002                                       10.63       .52        .10    .62     (.54)      --   (.54)  10.71      5.91
 2001                                        9.98       .55        .64   1.19     (.54)      --   (.54)  10.63     12.13
 2000                                       10.99       .53       (.96)  (.43)    (.54)    (.04)  (.58)   9.98     (3.89)
 1999                                       11.15       .56       (.15)   .41     (.57)      --   (.57)  10.99      3.67
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
GEORGIA                                          -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                   $118,307      .88%    4.43%      .88%    4.43%      .87%    4.44%        15%
 2002                                    113,054      .91     4.77       .91     4.77       .89     4.79         41
 2001                                    107,606      .94     5.04       .94     5.04       .94     5.04         14
 2000                                    104,434     1.06     4.99      1.06     4.99      1.05     4.99         15
 1999                                    128,138      .88     4.68       .74     4.82       .74     4.83         32
Class B (2/97)
 2003                                     20,425     1.63     3.68      1.63     3.68      1.62     3.70         15
 2002                                     17,341     1.66     4.02      1.66     4.02      1.64     4.03         41
 2001                                     15,392     1.70     4.28      1.70     4.28      1.69     4.28         14
 2000                                     12,470     1.83     4.23      1.82     4.24      1.82     4.24         15
 1999                                     11,991     1.63     3.95      1.51     4.08      1.50     4.08         32
Class C (1/94)
 2003                                     28,367     1.43     3.88      1.43     3.88      1.42     3.89         15
 2002                                     25,016     1.46     4.22      1.46     4.22      1.45     4.23         41
 2001                                     19,497     1.49     4.49      1.49     4.49      1.49     4.49         14
 2000                                     19,532     1.61     4.44      1.60     4.44      1.60     4.44         15
 1999                                     24,358     1.43     4.14      1.30     4.27      1.29     4.28         32
Class R (2/97)
 2003                                      3,054      .68     4.63       .68     4.63       .67     4.65         15
 2002                                      2,788      .72     4.92       .72     4.92       .71     4.93         41
 2001                                      1,119      .76     5.22       .76     5.22       .75     5.22         14
 2000                                        405      .88     5.19       .88     5.19       .87     5.20         15
 1999                                        364      .68     4.89       .55     5.03       .54     5.03         32
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
37

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


LOUISIANA


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (9/89)
 2003                                      $11.15      $.52     $  .62  $1.14    $(.53)   $  --  $(.53) $11.76     10.45%
 2002                                       11.06       .54        .09    .63     (.54)      --   (.54)  11.15      5.78
 2001                                       10.27       .55        .78   1.33     (.54)      --   (.54)  11.06     13.20
 2000                                       11.38       .55      (1.11)  (.56)    (.55)      --   (.55)  10.27     (4.82)
 1999                                       11.55       .57       (.13)   .44     (.57)    (.04)  (.61)  11.38      3.73
Class B (2/97)
 2003                                       11.14       .43        .62   1.05     (.44)      --   (.44)  11.75      9.74
 2002                                       11.05       .46        .09    .55     (.46)      --   (.46)  11.14      5.00
 2001                                       10.27       .47        .78   1.25     (.47)      --   (.47)  11.05     12.29
 2000                                       11.37       .47      (1.10)  (.63)    (.47)      --   (.47)  10.27     (5.55)
 1999                                       11.55       .48       (.14)   .34     (.48)    (.04)  (.52)  11.37      2.98
Class C (2/94)
 2003                                       11.13       .46        .62   1.08     (.47)      --   (.47)  11.74      9.89
 2002                                       11.04       .48        .09    .57     (.48)      --   (.48)  11.13      5.22
 2001                                       10.26       .49        .77   1.26     (.48)      --   (.48)  11.04     12.49
 2000                                       11.36       .49      (1.10)  (.61)    (.49)      --   (.49)  10.26     (5.36)
 1999                                       11.54       .50       (.13)   .37     (.51)    (.04)  (.55)  11.36      3.20
Class R (2/97)
 2003                                       11.16       .54        .67   1.21     (.55)      --   (.55)  11.82     11.12
 2002                                       11.06       .57        .09    .66     (.56)      --   (.56)  11.16      6.09
 2001                                       10.27       .57        .79   1.36     (.57)      --   (.57)  11.06     13.42
 2000                                       11.38       .57      (1.11)  (.54)    (.57)      --   (.57)  10.27     (4.73)
 1999                                       11.55       .59       (.13)   .46     (.59)    (.04)  (.63)  11.38      4.03
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                 Ratios/Supplemental Data
                                        --------------------------------------------------------------------------
                                                  Before Credit/         After          After Credit/
                                                  Reimbursement     Reimbursement(c)   Reimbursement(d)
LOUISIANA                                       -----------------  -----------------  -----------------
                                                            Ratio              Ratio              Ratio
                                                           of Net             of Net             of Net
                                                          Invest-            Invest-            Invest-
                                                Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                Expenses   Income  Expenses   Income  Expenses   Income
                                         Ending       to       to        to       to        to       to
                                            Net  Average  Average   Average  Average   Average  Average  Portfolio
                                         Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                        (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
-------------------------------------------------------------------------------------------------------------------
Class A (9/89)
 2003                                   $94,545      .87%    4.54%      .87%    4.54%      .86%    4.55%        11%
 2002                                    89,435      .87     4.82       .87     4.82       .86     4.83         13
 2001                                    84,424      .88     5.07       .88     5.07       .87     5.08         18
 2000                                    77,603     1.00     5.13       .98     5.14       .97     5.15         29
 1999                                    99,176      .88     4.76       .75     4.89       .75     4.89         11
Class B (2/97)
 2003                                    23,169     1.62     3.79      1.62     3.79      1.61     3.80         11
 2002                                    22,011     1.62     4.07      1.62     4.07      1.61     4.08         13
 2001                                    20,753     1.63     4.32      1.63     4.32      1.62     4.33         18
 2000                                    17,194     1.75     4.39      1.74     4.40      1.73     4.41         29
 1999                                    18,870     1.63     4.01      1.50     4.15      1.49     4.15         11
Class C (2/94)
 2003                                    18,868     1.42     3.99      1.42     3.99      1.41     4.00         11
 2002                                    20,909     1.42     4.27      1.42     4.27      1.41     4.28         13
 2001                                    19,887     1.43     4.52      1.43     4.52      1.42     4.53         18
 2000                                    19,074     1.55     4.59      1.54     4.60      1.53     4.61         29
 1999                                    21,352     1.43     4.21      1.30     4.34      1.29     4.34         11
Class R (2/97)
 2003                                       138      .67     4.73       .67     4.73       .66     4.74         11
 2002                                        65      .68     5.07       .68     5.07       .67     5.08         13
 2001                                       656      .69     5.28       .69     5.28       .68     5.29         18
 2000                                       953      .75     5.31       .73     5.33       .72     5.34         29
 1999                                     2,451      .68     4.97       .55     5.10       .55     5.10         11
-------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.


                                See accompanying notes to financial statements.

----
38

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                     Investment Operations        Less Distributions
                                                  ---------------------------  -----------------------


NORTH CAROLINA


                                                                   Net
                                                             Realized/
                                                            Unrealized
                                        Beginning       Net    Invest-             Net                  Ending
                                              Net   Invest-       ment         Invest-                     Net
                                            Asset      ment       Gain            ment  Capital          Asset     Total
Year Ended May 31,                          Value Income(a)     (Loss)   Total  Income    Gains   Total  Value Return(b)
--------------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                      $10.24      $.46      $ .62  $1.08    $(.46)   $  --  $(.46) $10.86     10.82%
 2002                                       10.15       .48        .10    .58     (.49)      --   (.49)  10.24      5.81
 2001                                        9.49       .50        .66   1.16     (.50)      --   (.50)  10.15     12.41
 2000                                       10.38       .49       (.89)  (.40)    (.49)      --   (.49)   9.49     (3.81)
 1999                                       10.62       .51       (.15)   .36     (.51)    (.09)  (.60)  10.38      3.43
Class B (2/97)
 2003                                       10.26       .38        .63   1.01     (.39)      --   (.39)  10.88      9.99
 2002                                       10.16       .41        .10    .51     (.41)      --   (.41)  10.26      5.11
 2001                                        9.51       .42        .66   1.08     (.43)      --   (.43)  10.16     11.46
 2000                                       10.39       .42       (.88)  (.46)    (.42)      --   (.42)   9.51     (4.44)
 1999                                       10.62       .44       (.15)   .29     (.43)    (.09)  (.52)  10.39      2.73
Class C (10/93)
 2003                                       10.23       .40        .62   1.02     (.40)      --   (.40)  10.85     10.21
 2002                                       10.14       .43        .09    .52     (.43)      --   (.43)  10.23      5.20
 2001                                        9.48       .44        .66   1.10     (.44)      --   (.44)  10.14     11.80
 2000                                       10.36       .44       (.88)  (.44)    (.44)      --   (.44)   9.48     (4.28)
 1999                                       10.60       .46       (.16)   .30     (.45)    (.09)  (.54)  10.36      2.85
Class R (2/97)
 2003                                       10.25       .48        .62   1.10     (.48)      --   (.48)  10.87     11.00
 2002                                       10.16       .50        .10    .60     (.51)      --   (.51)  10.25      5.99
 2001                                        9.50       .52        .66   1.18     (.52)      --   (.52)  10.16     12.60
 2000                                       10.38       .51       (.88)  (.37)    (.51)      --   (.51)   9.50     (3.53)
 1999                                       10.62       .53       (.15)   .38     (.53)    (.09)  (.62)  10.38      3.61
--------------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                                  Ratios/Supplemental Data
                                        ---------------------------------------------------------------------------
                                                   Before Credit/         After          After Credit/
                                                   Reimbursement     Reimbursement(c)   Reimbursement(d)
NORTH CAROLINA                                   -----------------  -----------------  -----------------
                                                             Ratio              Ratio              Ratio
                                                            of Net             of Net             of Net
                                                           Invest-            Invest-            Invest-
                                                 Ratio of     ment  Ratio of     ment  Ratio of     ment
                                                 Expenses   Income  Expenses   Income  Expenses   Income
                                          Ending       to       to        to       to        to       to
                                             Net  Average  Average   Average  Average   Average  Average  Portfolio
                                          Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                         (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
--------------------------------------------------------------------------------------------------------------------
Class A (3/86)
 2003                                   $175,654      .86%    4.37%      .86%    4.37%      .85%    4.38%        17%
 2002                                    162,422      .90     4.71       .90     4.71       .90     4.71         15
 2001                                    160,578      .95     4.96       .95     4.96       .94     4.97         12
 2000                                    153,091     1.00     5.06      1.00     5.06       .99     5.07         23
 1999                                    183,370      .87     4.66       .74     4.79       .74     4.80         11
Class B (2/97)
 2003                                     25,027     1.61     3.62      1.61     3.62      1.60     3.63         17
 2002                                     21,404     1.66     3.96      1.66     3.96      1.65     3.96         15
 2001                                     16,626     1.70     4.20      1.70     4.20      1.69     4.21         12
 2000                                     11,541     1.76     4.31      1.76     4.31      1.75     4.32         23
 1999                                     10,609     1.63     3.92      1.44     4.11      1.44     4.11         11
Class C (10/93)
 2003                                     26,876     1.41     3.82      1.41     3.82      1.40     3.83         17
 2002                                     22,077     1.46     4.16      1.46     4.16      1.45     4.16         15
 2001                                     18,238     1.50     4.41      1.50     4.41      1.49     4.42         12
 2000                                     16,023     1.55     4.51      1.55     4.51      1.54     4.52         23
 1999                                     17,507     1.43     4.12      1.24     4.31      1.24     4.31         11
Class R (2/97)
 2003                                      2,453      .66     4.57       .66     4.57       .65     4.58         17
 2002                                      1,691      .70     4.90       .70     4.90       .70     4.91         15
 2001                                      1,658      .75     5.16       .75     5.16       .74     5.17         12
 2000                                      1,338      .81     5.26       .81     5.26       .80     5.27         23
 1999                                      1,312      .67     4.86       .53     5.01       .53     5.01         11
--------------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
39

Selected data for a share outstanding throughout each year:

Class (Commencement Date)
                                                 Investment Operations        Less Distributions
                                              ---------------------------  -----------------------


TENNESSEE


                                                               Net
                                                         Realized/
                                                        Unrealized
                                    Beginning       Net    Invest-             Net                   Ending
                                          Net   Invest-       ment         Invest-                      Net
                                        Asset      ment       Gain            ment  Capital           Asset     Total
Year Ended May 31,                      Value Income(a)     (Loss)   Total  Income    Gains   Total   Value Return(b)
-----------------------------------------------------------------------------------------------------------------------
Class A (11/87)
 2003                                  $11.06      $.53      $ .67  $1.20    $(.54)   $(.01) $(.55) $11.71      11.09%
 2002                                   10.93       .55        .13    .68     (.55)      --   (.55)  11.06       6.35
 2001                                   10.34       .56        .58   1.14     (.55)      --   (.55)  10.93      11.18
 2000                                   11.30       .54       (.95)  (.41)    (.55)      --   (.55)  10.34      (3.65)
 1999                                   11.46       .55       (.15)   .40     (.56)      --   (.56)  11.30       3.47
Class B (2/97)
 2003                                   11.07       .45        .67   1.12     (.46)    (.01)  (.47)  11.72      10.27
 2002                                   10.94       .47        .13    .60     (.47)      --   (.47)  11.07       5.54
 2001                                   10.35       .48        .58   1.06     (.47)      --   (.47)  10.94      10.36
 2000                                   11.30       .46       (.94)  (.48)    (.47)      --   (.47)  10.35      (4.29)
 1999                                   11.46       .47       (.16)   .31     (.47)      --   (.47)  11.30       2.72
Class C (10/93)
 2003                                   11.06       .47        .67   1.14     (.48)    (.01)  (.49)  11.71      10.47
 2002                                   10.94       .49        .12    .61     (.49)      --   (.49)  11.06       5.68
 2001                                   10.34       .50        .59   1.09     (.49)      --   (.49)  10.94      10.67
 2000                                   11.30       .48       (.95)  (.47)    (.49)      --   (.49)  10.34      (4.21)
 1999                                   11.45       .49       (.15)   .34     (.49)      --   (.49)  11.30       2.97
Class R (2/97)
 2003                                   11.06       .55        .67   1.22     (.56)    (.01)  (.57)  11.71      11.27
 2002                                   10.93       .57        .13    .70     (.57)      --   (.57)  11.06       6.52
 2001                                   10.33       .58        .59   1.17     (.57)      --   (.57)  10.93      11.48
 2000                                   11.28       .56       (.94)  (.38)    (.57)      --   (.57)  10.33      (3.40)
 1999                                   11.44       .57       (.15)   .42     (.58)      --   (.58)  11.28       3.68
-----------------------------------------------------------------------------------------------------------------------

Class (Commencement Date)
                                                              Ratios/Supplemental Data
                                    ---------------------------------------------------------------------------
                                               Before Credit/         After          After Credit/
                                               Reimbursement     Reimbursement(c)   Reimbursement(d)
TENNESSEE                                    -----------------  -----------------  -----------------
                                                         Ratio              Ratio              Ratio
                                                        of Net             of Net             of Net
                                                       Invest-            Invest-            Invest-
                                             Ratio of     ment  Ratio of     ment  Ratio of     ment
                                             Expenses   Income  Expenses   Income  Expenses   Income
                                      Ending       to       to        to       to        to       to
                                         Net  Average  Average   Average  Average   Average  Average  Portfolio
                                      Assets      Net      Net       Net      Net       Net      Net   Turnover
Year Ended May 31,                     (000)   Assets   Assets    Assets   Assets    Assets   Assets       Rate
----------------------------------------------------------------------------------------------------------------
Class A (11/87)
 2003                               $280,171      .84%    4.69%      .84%    4.69%      .84%    4.70%        13%
 2002                                267,498      .85     4.99       .85     4.99       .84     5.00         20
 2001                                250,583      .88     5.17       .88     5.17       .85     5.19         12
 2000                                248,148      .99     5.08       .99     5.08       .98     5.10         15
 1999                                285,935      .84     4.81       .84     4.81       .84     4.81         16
Class B (2/97)
 2003                                 22,843     1.59     3.94      1.59     3.94      1.59     3.95         13
 2002                                 19,320     1.60     4.23      1.60     4.23      1.59     4.24         20
 2001                                 14,861     1.63     4.41      1.63     4.41      1.60     4.44         12
 2000                                 12,527     1.75     4.33      1.75     4.33      1.73     4.35         15
 1999                                 12,410     1.59     4.07      1.59     4.08      1.59     4.08         16
Class C (10/93)
 2003                                 42,825     1.39     4.13      1.39     4.13      1.39     4.14         13
 2002                                 28,650     1.40     4.43      1.40     4.43      1.39     4.44         20
 2001                                 23,118     1.43     4.61      1.43     4.61      1.40     4.64         12
 2000                                 23,327     1.54     4.53      1.54     4.53      1.52     4.55         15
 1999                                 28,134     1.39     4.27      1.39     4.27      1.39     4.27         16
Class R (2/97)
 2003                                  1,221      .64     4.88       .64     4.88       .64     4.88         13
 2002                                    717      .65     5.18       .65     5.18       .64     5.20         20
 2001                                    636      .68     5.36       .68     5.36       .65     5.39         12
 2000                                    547      .81     5.29       .81     5.29       .79     5.31         15
 1999                                    529      .64     5.01       .64     5.01       .64     5.01         16
----------------------------------------------------------------------------------------------------------------

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) After expense reimbursement from the Adviser, where applicable.
(d) After custodian fee credit and expense reimbursement, where applicable.



                                See accompanying notes to financial statements.

----
40

Report of Independent Auditors


To the Board of Trustees and Shareholders of Nuveen Multistate Trust III:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund (constituting the Nuveen Multistate Trust III, hereafter referred to as the "Funds") at May 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds as of May 31, 2001 and for the periods then ended and prior were audited by other independent accountants who have ceased operations. Those independent accountants expressed an unqualified opinion on those statements in their report dated July 11, 2001.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
July 24, 2003


----
41

--------------------------------------------------------------------------------
  Trustees and Officers
================================================================================

The management of the Fund, including general supervision of the duties performed for the Fund under the management agreement between Nuveen Advisory and the Fund, is the responsibility of the Board of Trustees of the Fund. The number of trustees of the Fund is currently set at seven. None of the trustees who are not "interested" persons of the Fund has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

The Funds' Statement of Additional Information ("SAI") includes more information about the Trustees. To request a free copy, call Nuveen Investments at (800) 257-8787.

                                                                                                         Number of
                                                                                                       Portfolios in
Name,                       Position(s)      Year First  Principal Occupation(s)                       Fund Complex
Birthdate                   Held with        Elected or  Including other Directorships                  Overseen by
and Address                 the Fund        Appointed(2) During Past 5 Years                              Trustee
--------------------------------------------------------------------------------------------------------------------

Trustee who is an interested person of the Funds:


--------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1) Chairman of the     1994     Chairman and Director (since 1996) of Nuveen       140
3/28/49                     Board and                    Investments, Inc. and Nuveen Investments,
333 W. Wacker Drive         Trustee                      LLC; Director (since 1992) and Chairman
Chicago, IL 60606                                        (since 1996) of Nuveen Advisory Corp. and
                                                         Nuveen Institutional Advisory Corp.;
                                                         Chairman and Director (since 1997) of Nuveen
                                                         Asset Management, Inc.; Director (since
                                                         1996) of Institutional Capital Corporation;
                                                         Chairman and Director (since 1999) of
                                                         Rittenhouse Asset Management, Inc.; Chairman
                                                         of Nuveen Investments Advisers Inc. (since
                                                         2002).

Trustees who are not interested persons of the Funds:


--------------------------------------------------------------------------------------------------------------------
Robert P. Bremner           Trustee             1997     Private Investor and Management Consultant.        122
8/22/40
333 W. Wacker Drive
Chicago, IL 60606


--------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown           Trustee             1993     Retired (August 1989) as Senior Vice               122
7/29/34                                                  President of The Northern Trust Company;
333 W. Wacker Drive                                      Director of the United Way of Highland
Chicago, IL 60606                                        Park-Highwood (since 2002).


--------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri        Trustee             1994     Retired, formerly, Executive Director (since       122
1/26/33                                                  1998) of Manitoga/The Russel Wright Design
333 W. Wacker Drive                                      Center; prior thereto, President and Chief
Chicago, IL 60606                                        Executive Officer of Blanton-Peale Institute
                                                         (since 1990); prior thereto, Vice President,
                                                         Metropolitan Life Insurance Co.


--------------------------------------------------------------------------------------------------------------------
Peter R. Sawers             Trustee             1991     Adjunct Professor of Business and Economics,       122
4/3/33                                                   University of Dubuque, Iowa; formerly
333 W. Wacker Drive                                      (1991-2000) Adjunct Professor, Lake Forest
Chicago, IL 60606                                        Graduate School of Management, Lake Forest,
                                                         Illinois; prior thereto, Executive Director,
                                                         Towers Perrin Australia, a management
                                                         consulting firm; Chartered Financial
                                                         Analyst; Certified Management Consultant;
                                                         Director, Executive Service Corps of
                                                         Chicago, a not-for-profit organization.


--------------------------------------------------------------------------------------------------------------------
William J. Schneider        Trustee             1997     Senior Partner and Chief Operating Officer,        122
9/24/44                                                  Miller-Valentine Group, Vice President,
333 W. Wacker Drive                                      Miller-Valentine Realty, a development and
Chicago, IL 60606                                        contract company; Chair, Miami Valley
                                                         Hospital; Chair, Miami Valley Economic
                                                         Development Coalition; formerly, Member,
                                                         Community Advisory Board, National City
                                                         Bank, Dayton, Ohio and Business Advisory
                                                         Council, Cleveland Federal Reserve Bank.


--------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale         Trustee             1997     Executive Director, Gaylord and Dorothy            122
12/29/47                                                 Donnelley Foundation (since 1994); prior
333 W. Wacker Drive                                      thereto, Executive Director, Great Lakes
Chicago, IL 60606                                        Protection Fund (from 1990 to 1994).

----
42

--------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                    Portfolios in
Name,                 Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate             Held with           Elected or  Including other Directorships                  Overseen by
and Address           the Fund           Appointed(3) During Past 5 Years                              Officer
-----------------------------------------------------------------------------------------------------------------

Officers of the Funds:


-----------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman  Chief                  1988     Managing Director (since 2002), Assistant          140
9/9/56                Administrative                  Secretary and Associate General Counsel,
333 W. Wacker Drive   Officer                         formerly, Vice President and Assistant
Chicago, IL 60606                                     General Counsel of Nuveen Investments, LLC;
                                                      Managing Director (since 2002), General
                                                      Counsel and Assistant Secretary, formerly,
                                                      Vice President of Nuveen Advisory Corp. and
                                                      Nuveen Institutional Advisory Corp.;
                                                      Managing Director (since 2002), Assistant
                                                      Secretary and Associate General Counsel,
                                                      formerly, Vice President (since 2000), of
                                                      Nuveen Asset Management, Inc.; Assistant
                                                      Secretary of Nuveen Investments, Inc. (since
                                                      1994); Assistant Secretary of NWQ Investment
                                                      Management Company, LLC (since 2002); Vice
                                                      President and Assistant Secretary of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Managing Director, Associate General Counsel
                                                      and Assistant Secretary of Rittenhouse Asset
                                                      Management, Inc. (since May 2003); Chartered
                                                      Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Michael T. Atkinson   Vice President and     2000     Vice President (since 2002), formerly,             140
2/3/66                Assistant                       Assistant Vice President (since 2000),
333 W. Wacker Drive   Secretary                       previously, Associate of Nuveen Investments,
Chicago, IL 60606                                     LLC.


-----------------------------------------------------------------------------------------------------------------
Paul L. Brennan       Vice President         1999     Vice President (since 2002), formerly,             134
11/10/66                                              Assistant Vice President (since 1997), of
333 W. Wacker Drive                                   Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                     portfolio manager of Flagship Financial
                                                      Inc.; Chartered Financial Analyst and
                                                      Certified Public Accountant.


-----------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo     Vice President and     1999     Vice President of Nuveen Investments, LLC          140
11/28/67              Treasurer                       (since 1999), prior thereto, Assistant Vice
333 W. Wacker Drive                                   President (since 1997); Vice President and
Chicago, IL 60606                                     Treasurer of Nuveen Investments, Inc. (since
                                                      1999); Vice President and Treasurer of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp (since 1999);
                                                      Vice President and Treasurer of Nuveen Asset
                                                      Management, Inc. (since 2002) and of Nuveen
                                                      Investments Advisers Inc. (since 2002);
                                                      Assistant Treasurer of NWQ Investment
                                                      Management Company, LLC (since 2002);
                                                      Chartered Financial Analyst.


-----------------------------------------------------------------------------------------------------------------
Susan M. DeSanto      Vice President         2001     Vice President of Nuveen Advisory Corp.            140
9/8/54                                                (since 2001); previously, Vice President of
333 W. Wacker Drive                                   Van Kampen Investment Advisory Corp. (since
Chicago, IL 60606                                     1998); Vice President of Nuveen
                                                      Institutional Advisory Corp. (since 2002);
                                                      prior thereto, Assistant Vice President of
                                                      Van Kampen Investment Advisory Corp. (since
                                                      1994).


-----------------------------------------------------------------------------------------------------------------
Jessica R. Droeger    Vice President and     2000     Vice President (since 2002) and Assistant          140
9/24/64               Secretary                       General Counsel (since 1998); formerly,
333 W. Wacker Drive                                   Assistant Vice President (since 1998) of
Chicago, IL 60606                                     Nuveen Investments, LLC; Vice President
                                                      (since 2002) and Assistant Secretary (since
                                                      1998), formerly Assistant Vice President of
                                                      Nuveen Advisory Corp. and Nuveen
                                                      Institutional Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson     Vice President         1998     Vice President of Nuveen Investments, LLC;         140
10/24/45                                              Vice President (since 1998) of Nuveen
333 W. Wacker Drive                                   Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                     Advisory Corp.


-----------------------------------------------------------------------------------------------------------------
William M. Fitzgerald Vice President         1995     Managing Director (since 2002) of Nuveen           140
3/2/64                                                Investments, LLC; Managing Director (since
333 W. Wacker Drive                                   2001), formerly Vice President of Nuveen
Chicago, IL 60606                                     Advisory Corp. and Nuveen Institutional
                                                      Advisory Corp. (since 1995); Managing
                                                      Director of Nuveen Asset Management, Inc.
                                                      (since 2001); Vice President of Nuveen
                                                      Investment Advisers Inc. (since 2002);
                                                      Chartered Financial Analyst.

----
43

================================================================================

                                                                                                        Number of
                                                                                                      Portfolios in
Name,                   Position(s)         Year First  Principal Occupation(s)                       Fund Complex
Birthdate               Held with           Elected or  Including other Directorships                  Overseen by
and Address             the Fund           Appointed(3) During Past 5 Years                              Officer
-------------------------------------------------------------------------------------------------------------------
Stephen D. Foy          Vice President and     1998     Vice President (since 1993) and Funds              140
5/31/54                 Controller                      Controller (since 1998) of Nuveen
333 W. Wacker Drive                                     Investments, LLC and Vice President and
Chicago, IL 60606                                       Funds Controller (since 1998) of Nuveen
                                                        Investments, Inc.; Certified Public
                                                        Accountant.


-------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell       Vice President         1988     Vice President of Nuveen Advisory Corp.;           134
7/5/55                                                  Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Richard A. Huber        Vice President         1997     Vice President of Nuveen Institutional             134
3/26/63                                                 Advisory Corp. (since 1998) and Nuveen
333 W. Wacker Drive                                     Advisory Corp. (since 1997); prior
Chicago, IL 60606                                       thereto, Vice President and Portfolio
                                                        Manager of Flagship Financial, Inc.


-------------------------------------------------------------------------------------------------------------------
Steven J. Krupa         Vice President         1990     Vice President of Nuveen Advisory Corp.            134
8/21/57
333 W. Wacker Drive
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
David J. Lamb           Vice President         2000     Vice President (since 2000) of Nuveen              140
3/22/63                                                 Investments, LLC, previously Assistant Vice
333 W. Wacker Drive                                     President (since 1999); prior thereto,
Chicago, IL 60606                                       Associate of Nuveen Investments, LLC;
                                                        Certified Public Accountant.


-------------------------------------------------------------------------------------------------------------------
Tina M. Lazar           Vice President         2002     Vice President (since 1999), previously,           140
8/27/61                                                 Assistant Vice President (since 1993) of
333 W. Wacker Drive                                     Nuveen Investments, LLC.
Chicago, IL 60606


-------------------------------------------------------------------------------------------------------------------
Larry W. Martin         Vice President and     1988     Vice President, Assistant Secretary and            140
7/27/51                 Assistant                       Assistant General Counsel of Nuveen
333 W. Wacker Drive     Secretary                       Investments, LLC; Vice President and
Chicago, IL 60606                                       Assistant Secretary of Nuveen Advisory Corp.
                                                        and Nuveen Institutional Advisory Corp.;
                                                        Assistant Secretary of Nuveen Investments,
                                                        Inc. and (since 1997) Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        2000), Assistant Secretary and Assistant
                                                        General Counsel (since 1998) of Rittenhouse
                                                        Asset Management, Inc.; Vice President and
                                                        Assistant Secretary of Nuveen Investments
                                                        Advisers Inc. (since 2002); Assistant
                                                        Secretary of NWQ Investment Management
                                                        Company, LLC (since 2002).


-------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV     Vice President         1996     Managing Director (since 2002) of Nuveen           140
7/7/65                                                  Investments, LLC; Managing Director (since
333 W. Wacker Drive                                     1997), formerly Vice President (since 1996)
Chicago, IL 60606                                       of Nuveen Advisory Corp. and Nuveen
                                                        Institutional Advisory Corp.; Managing
                                                        Director of Nuveen Asset Management, Inc.
                                                        (since 1999). Chartered Financial Analyst.


-------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy Vice President         1999     Vice President (since 2002), formerly,             134
9/4/60                                                  Assistant Vice President (since 1998), of
333 W. Wacker Drive                                     Nuveen Advisory Corp.; prior thereto,
Chicago, IL 60606                                       portfolio manager.


-------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding      Vice President         1982     Vice President of Nuveen Advisory Corp. and        134
7/31/51                                                 Nuveen Institutional Advisory Corp.;
333 W. Wacker Drive                                     Chartered Financial Analyst.
Chicago, IL 60606

(1)Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of Nuveen Institutional Advisory Corp.
(2)Trustees serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the Trustee was first elected or appointed to any fund in the Nuveen Complex.
(3)Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

----
44

--------------------------------------------------------------------------------
  Fund Information
================================================================================


   Fund Manager          Legal Counsel               Transfer Agent and
   Nuveen Advisory Corp. Morgan, Lewis & Bockius LLP Shareholder Services
   333 West Wacker Drive Washington, D.C.            Boston Financial
   Chicago, IL 60606                                 Data Services, Inc.
                         Independent Auditors        Nuveen Investor Services
                         PricewaterhouseCoopers LLP  P.O. Box 8530
                         Chicago, IL                 Boston, MA 02266-8530
                                                     (800) 257-8787
                         Custodian
                         State Street Bank & Trust
                         Boston, MA

================================================================================

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current offering price.

Net Asset Value (NAV): A fund's NAV is the dollar value of one share in the fund. It is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC Yield: A standardized measure of a fund's yield that accounts for the future amortization of premiums or discounts of bonds held in the fund's portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



================================================================================

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

----
45

--------------------------------------------------------------------------------



                          Serving

            Investors

                                  for Generations
--------------------------------------------------------------------------------

                                  Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

                                  Building on this tradition, we today offer a range of high quality equity and fixed income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

                                  Managing $80 billion in assets, Nuveen
                                  Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

                                  To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.




Distributed by

Nuveen Investments, LLC 333 West Wacker Drive Chicago, Illinois 60606 www.nuveen.com

MAN-MS5-0503D

                           PART C--OTHER INFORMATION

Item 22: Financial Statements.

Financial statements:

   Included in the Prospectus:

      Financial Highlights

   Accompanying the Statement of Additional Information are the Funds' most recent Annual Reports:

      Portfolio of Investments

      Statement of Net Assets

      Statement of Operations

      Statement of Changes in Net Assets

      Report of Independent Public Accountants

Item 23: Exhibits.


a.1. Declaration of Trust of Registrant. Filed as Exhibit 1(a) to Registrant's Registration Statement on
     Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
a.2. Amendment to Declaration of Trust of Registrant dated September 15, 2000. Filed as Exhibit a.2 to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File
     No. 333-16611) and incorporated herein by reference thereto.
a.3. Amended Establishment and Designation of Series of Shares of Beneficial Interest dated
     September 15, 2000. Filed as Exhibit a.3 to Post-Effective Amendment No. 5 to Registrant's
     Registration Statement on Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
a.4. Certificate for the Establishment and Designation of Classes dated July 10, 1996. Filed as Exhibit
     1(c) to Registrant's Registration Statement on Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
a.5. Incumbency Certificate. Filed as Exhibit 1(d) to Post-Effective Amendment No. 1 to Registrant's
     Registration Statement on Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
  b. By-Laws of Registrant. Filed herewith.
  c. Specimen certificates of Shares of each Fund. Filed as Exhibit 4 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
  d. Investment Management Agreement between Registrant and Nuveen Advisory Corp. Filed as
     Exhibit 5 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
     N-1A (File No. 333-16611) and incorporated herein by reference thereto.
d.1. Amendment and Renewal of Investment Management Agreement dated June 1, 2000. Filed as
     Exhibit d.1 to Post-Effective Amendment No. 6 to Registrant's Statement on Form N-1A (File No.
     333-16611) and incorporated herein by reference thereto.
d.2. Renewal of Investment Management Agreement dated June 5, 2003. Filed herewith.
  e. Distribution Agreement between Registrant and John Nuveen & Co. Incorporated. Filed as
     Exhibit 6 to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
     N-1A (File No. 333-16611) and incorporated herein by reference thereto.
e.1. Renewal of Distribution Agreement dated July 31, 2003. Filed herewith.
  f. Not applicable.
  g. Custodian Agreement between Registrant and State Street Bank and Trust Company. Filed as
     Exhibit g to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's Registration
     Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.

  h. Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust
     Company. Filed as Exhibit h to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's
     Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
  i. Opinion of Morgan, Lewis, and Bockius LLP. Filed herewith.
  j. Consent of PricewaterhouseCoopers LLP, Independent Accountants. Filed herewith.
  k. Not applicable.
  l. Not applicable.
  m. Amended Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares,
     Class B Shares and Class C Shares of each Fund. Filed as Exhibit m to Post-Effective
     Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 333-16611) and
     incorporated herein by reference thereto.
  n. Multi-Class Plan Adopted Pursuant to Rule 18f-3. Filed as Exhibit 18 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
  o. Not applicable.
  p. Code of Ethics and Reporting Requirements. Filed as Exhibit c to Post-Effective Amendment
     No. 6 to Registrant's Registration Statement on Form N-1A (File No. 333-16611) and
     incorporated herein by reference thereto.
q.1. Original Powers of Attorney for certain of Registrant's trustees authorizing, among others,
     Gifford R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit a to Post-Effective Amendment No. 5 to Registrant's Registration
     Statement on Form N-1A (File No. 333-16611) and incorporated herein by reference thereto.
q.2. Original Powers of Attorney for certain of Registrant's trustees authorizing, among others,
     Gifford R. Zimmerman and Alan G. Berkshire to execute the Registration Statement on his or her behalf. Filed as Exhibit q to Post-Effective Amendment No. 10 to Nuveen Municipal Trust's
     Registration Statement on Form N-1A (File No. 333-14725) and incorporated herein by reference thereto.
  r. Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.
     Filed herewith.


Item 24: Persons Controlled by or under Common Control with Registrant

   Not applicable.

Item 25: Indemnification

   Section 4 of Article XII of Registrant's Amended and Restated Declaration of Trust provides as follows:

   Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

   No indemnification shall be provided hereunder to a Covered Person:

      (a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

      (c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

          (i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

          (ii) by written opinion of independent legal counsel.

   The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

   Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4, provided that either:

      (a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

      (b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

   As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

   As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                               -----------------

   The trustees and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000, which does not apply to individual trustees or officers) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

   Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV and Nuveen Municipal Trust. It also serves as investment adviser to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc. Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen

Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund. Nuveen Advisory Corp. has no other clients or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.



   For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Advisory Corp. appears below:



                                                        Other Business Profession, Vocation or
Name and Position with Nuveen Advisory Corp.            Employment During Past Two Years
--------------------------------------------            --------------------------------------------

John P. Amboian, President............................. President, formerly Executive Vice President of Nuveen Investments, Inc., Nuveen
                                                        Investments, LLC, Nuveen Institutional
                                                        Advisory Corp. and Nuveen Asset
                                                        Management, Inc.; Executive Vice President
                                                        and Director of Rittenhouse Financial
                                                        Services, Inc.

Alan G. Berkshire, Senior Vice President, Secretary and Senior Vice President (since 1999),
  General Counsel...................................... formerly, Vice President, and General
                                                        Counsel (since 1997) and Secretary (since
                                                        1998) of Nuveen Investments, Inc., Nuveen
                                                        Investments, LLC, and Nuveen Asset
                                                        Management, Inc.; Vice President (since
                                                        1997) and Secretary (since 1998) of Nuveen
                                                        Institutional Advisory Corp.; Senior Vice
                                                        President, Secretary and General Counsel
                                                        (since 2001) of Rittenhouse Asset
                                                        Management, Inc.; Secretary (since 2003) of
                                                        Symphony Asset Management LLC.

Margaret E. Wilson, Senior Vice President,              Senior Vice President, Finance, of Nuveen
Finance................................................ Investments, Inc., Nuveen Investments, LLC,
                                                        and Nuveen Institutional Advisory Corp.

Item 27: Principal Underwriters

   (a) Nuveen Investments ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Investment Trust, Nuveen Investment Trust II, and Nuveen Investment Trust III. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust, and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund, Nuveen Connecticut Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund, Nuveen Massachusetts Dividend Advantage Municipal Fund, Nuveen North Carolina Dividend Advantage Municipal Fund, Nuveen Virginia Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 2, Nuveen California Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund, Nuveen Pennsylvania Dividend Advantage Municipal Fund, Nuveen Dividend Advantage Municipal Fund 3, Nuveen California Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund, Nuveen Maryland Dividend Advantage Municipal Fund 2, Nuveen Michigan Dividend Advantage Municipal Fund, Nuveen Ohio Dividend Advantage Municipal Fund 2, Nuveen North Carolina Dividend Advantage Municipal Fund 2, Nuveen Virginia Dividend Advantage Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund, Nuveen Insured California Dividend Advantage Municipal Fund, Nuveen Insured New York Dividend

Advantage Municipal Fund, Nuveen Arizona Dividend Advantage Municipal Fund 2, Nuveen Connecticut Dividend Advantage Municipal Fund 2, Nuveen New Jersey Dividend Advantage Municipal Fund 2, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Ohio Dividend Advantage Municipal Fund 3, Nuveen Pennsylvania Dividend Advantage Municipal Fund 2, Nuveen Arizona Dividend Advantage Municipal Fund 3, Nuveen Connecticut Dividend Advantage Municipal Fund 3, Nuveen Georgia Dividend Advantage Municipal Fund 2, Nuveen Maryland Dividend Advantage Municipal Fund 3, Nuveen North Carolina Dividend Advantage Municipal Fund 3, Nuveen Insured Tax-Free Advantage Municipal Fund, Nuveen Insured California Tax-Free Advantage Municipal Fund, Nuveen Insured Florida Tax-Free Advantage Municipal Fund, Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund, Nuveen Insured New York Tax-Free Advantage Municipal Fund, Nuveen Senior Income Fund, Nuveen Real Estate Income Fund, Nuveen Quality Preferred Income Fund, Nuveen Quality Preferred Income Fund 2, Nuveen Quality Preferred Income Fund 3 and Nuveen Preferred and Convertible Income Fund.


   (b)


     Name and Principal      Positions and Offices   Positions and Offices
     Business Address        with Underwriter        with Registrant
     ---------------------------------------------------------------------
     Timothy R. Schwertfeger Chairman of the Board,  Chairman of the Board
     333 West Wacker Drive   Chief Executive Officer and Trustee
     Chicago, IL 60606       and Director

     John P. Amboian         President               None
     333 West Wacker Drive
     Chicago, IL 60606

     William Adams IV        Executive Vice          None
     333 West Wacker Drive   President
     Chicago, IL 60606

     Alan G. Berkshire       Senior Vice President,  None
     333 West Wacker Drive   Secretary and General
     Chicago, IL 60606       Counsel

     Robert K. Burke         Vice President          None
     333 West Wacker Drive
     Chicago, IL 60606

     Peter H. D'Arrigo       Vice President and      Vice President and
     333 West Wacker Drive   Treasurer               Treasurer
     Chicago, IL 60606

     Jessica R. Droeger      Vice President,         Vice President and
     333 West Wacker Drive   Assistant General       Secretary
     Chicago, IL 60606       Counsel and Assistant
                             Secretary

     Stephen D. Foy          Vice President          Vice President and
     333 West Wacker Drive                           Controller
     Chicago, IL 60606

     Robert B. Kuppenheimer  Vice President          None
     333 West Wacker Drive
     Chicago, IL 60606

       Name and Principal    Positions and Offices Positions and Offices
       Business Address      with Underwriter      with Registrant
       -----------------------------------------------------------------

       Larry W. Martin       Vice President,        Vice President and
       333 West Wacker Drive Assistant General      Assistant Secretary
       Chicago, IL 60606     Counsel and
                             Assistant Secretary

       Paul C. Williams      Vice President         None
       333 West Wacker Drive
       Chicago, IL 60606

       Allen J. Williamson   Group President        None
       333 West Wacker Drive Managed Assets
       Chicago, IL 60606

       Margaret E. Wilson    Senior Vice President  None
       333 West Wacker Drive Finance
       Chicago, IL 60606

       Gifford R. Zimmerman  Managing Director and  Chief
       333 West Wacker Drive Assistant Secretary    Administrative
       Chicago, IL 60606                            Officer


   (c) Not applicable.

Item 28: Location of Accounts and Records

   Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.


   State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, will maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp.


   Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Funds.

Item 29: Management Services

   Not applicable.

Item 30: Undertakings

   Not applicable.

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Registration Statement meets all the requirements for effectiveness under paragraph (b) of Rule 485 under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to Registration Statement No. 333-16611 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 26th day of September, 2003.



                                                 NUVEEN MULTISTATE TRUST III

                                                       /s/  JESSICA R. DROEGER
                                                    -----------------------------
                                                         Jessica R. Droeger,
                                                    Vice President and Secretary


Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


        Signature                  Title                           Date
        ---------                  -----                           ----
   /S/  STEPHEN D. FOY    Vice President and                September 26, 2003
-------------------------   Controller (Principal
     STEPHEN D. FOY         Financial and
                            Accounting Officer)

/S/  GIFFORD R. ZIMMERMAN Chief Administrative
-------------------------   Officer (Principal
  GIFFORD R. ZIMMERMAN      Executive Officer)

 Timothy R. Schwertfeger  Chairman of the Board   )
                            and Trustee           )
                                                  )
   William E. Bennett     Trustee                 )
                                                  )
    Robert P. Bremner     Trustee                 )
                                                  )
    Lawrence H. Brown     Trustee                 )   By  /S/  JESSICA R. DROEGER
                                                  )       -----------------------
      Jack B. Evans       Trustee                 )         JESSICA R. DROEGER
                                                  )          Attorney-in-Fact
  Anne E. Impellizzeri    Trustee                 )
                                                  )         September 26, 2003
   William L. Kissick     Trustee                 )
                                                  )
  Thomas E. Leafstrand    Trustee                 )
                                                  )
     Peter R. Sawers      Trustee                 )
                                                  )
  William J. Schneider    Trustee                 )
                                                  )
   Judith M. Stockdale    Trustee                 )
                                                  )
  Sheila W. Wellington    Trustee                 )



An original power of attorney authorizing, among others, Timothy R. Schwertfeger, Jessica R. Droeger, Larry W. Martin and Gifford R. Zimmerman to execute this Registration Statement, and Amendments thereto, for each of the Trustees of the Registrant has been executed and previously filed with the Securities and Exchange Commission.

                                 EXHIBIT INDEX


EXHIBIT
NUMBER                                                   EXHIBIT
-------                                                  -------

   b.     By-Laws of Registrant.

   d.2    Renewal of Investment Management Agreement dated June 5, 2003.

   e.1    Renewal of Distribution Agreement dated July 31, 2003.

   i.     Opinion of Morgan Lewis & Bockius LLP.

   j.     Consent of PricewaterhouseCoopers LLP, Independent Accountants.

   r.     Certified copy of Resolution of Board of Trustees authorizing the signing of the names of trustees and officers on the Registrant's Registration Statement pursuant to power of attorney.